UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04000

Calvert Variable Trust, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

CVT EAFE International Index Portfolio

(formerly, Calvert VP EAFE International Index Portfolio)

Class F  CVIIPF

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.68%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$150,123,223
# of Portfolio Holdings	748
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 19.4%
Industrials 16.4%
Health Care 13.0%
Consumer Discretionary 11.1%
Information Technology 9.2%
Consumer Staples 8.2%
Materials 6.5%
Energy 4.0%
Communication Services 4.0%
Short-Term Investments 3.1%
Utilities 3.1%
Real Estate 2.0%

Value	Value
Real Estate	2.0%
Utilities	3.1%
Short-Term Investments	3.1%
Communication Services	4.0%
Energy	4.0%
Materials	6.5%
Consumer Staples	8.2%
Information Technology	9.2%
Consumer Discretionary	11.1%
Health Care	13.0%
Industrials	16.4%
Financials	19.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Novo Nordisk AS, Class B	2.7%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Novartis AG	1.2%
SAP SE	1.2%
Roche Holding AG	1.2%
Total	15.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVIIPF-TSR-SAR

CVT EAFE International Index Portfolio

(formerly, Calvert VP EAFE International Index Portfolio)

Class I  CVPIII

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$150,123,223
# of Portfolio Holdings	748
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.0%
Utilities	3.1%
Short-Term Investments	3.1%
Communication Services	4.0%
Energy	4.0%
Materials	6.5%
Consumer Staples	8.2%
Information Technology	9.2%
Consumer Discretionary	11.1%
Health Care	13.0%
Industrials	16.4%
Financials	19.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Novo Nordisk AS, Class B	2.7%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Novartis AG	1.2%
SAP SE	1.2%
Roche Holding AG	1.2%
Total	15.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPIII-TSR-SAR

CVT Investment Grade Bond Index Portfolio

(formerly, Calvert VP Investment Grade Bond Index Portfolio)

Class F  CVPIBF

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.57%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$114,625,251
# of Portfolio Holdings	311
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

U.S. Treasury Obligations
39.3%
U.S. Government Agency Mortgage-Backed Securities
25.5%
Corporate Bonds
25.3%
Short-Term Investments
4.1%
U.S. Government Agencies and Instrumentalities
3.4%
Commercial Mortgage-Backed Securities
1.1%
Other†
1.3%

Value	Value
OtherFootnote Reference†	1.3%
Commercial Mortgage-Backed Securities	1.1%
U.S. Government Agencies and Instrumentalities	3.4%
Short-Term Investments	4.1%
Corporate Bonds	25.3%
U.S. Government Agency Mortgage-Backed Securities	25.5%
U.S. Treasury Obligations	39.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Reference*

Value	Value
Not Rated	1.2%
BBB	17.5%
A	8.1%
AA	72.4%
AAA	0.8%
Footnote	Description
Footnote*	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPIBF-TSR-SAR

CVT Investment Grade Bond Index Portfolio

(formerly, Calvert VP Investment Grade Bond Index Portfolio)

Class I  CVPIBI

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$114,625,251
# of Portfolio Holdings	311
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Commercial Mortgage-Backed Securities	1.1%
U.S. Government Agencies and Instrumentalities	3.4%
Short-Term Investments	4.1%
Corporate Bonds	25.3%
U.S. Government Agency Mortgage-Backed Securities	25.5%
U.S. Treasury Obligations	39.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Reference*

Value	Value
Not Rated	1.2%
BBB	17.5%
A	8.1%
AA	72.4%
AAA	0.8%
Footnote	Description
Footnote*	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPIBI-TSR-SAR

CVT Nasdaq 100 Index Portfolio

(formerly, Calvert VP Nasdaq 100 Index Portfolio)

Class F  CVPNOF

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.73%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$452,315,997
# of Portfolio Holdings	106
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 49.5%
Communication Services 14.8%
Consumer Discretionary 12.0%
Health Care 5.8%
Consumer Staples 5.7%
Industrials 4.1%
Short-Term Investments 3.7%
Materials 1.4%
Utilities 1.1%
Exchange-Traded Funds 0.8%
Energy 0.5%
Financials 0.4%
Real Estate 0.2%

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Exchange-Traded Funds	0.8%
Utilities	1.1%
Materials	1.4%
Short-Term Investments	3.7%
Industrials	4.1%
Consumer Staples	5.7%
Health Care	5.8%
Consumer Discretionary	12.0%
Communication Services	14.8%
Information Technology	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.3%
Apple, Inc.	8.0%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Alphabet, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.5%
Costco Wholesale Corp.	2.4%
Tesla, Inc.	2.4%
Total	48.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPNOF-TSR-SAR

CVT Nasdaq 100 Index Portfolio

(formerly, Calvert VP Nasdaq 100 Index Portfolio)

Class I  CVPNOI

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$452,315,997
# of Portfolio Holdings	106
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Exchange-Traded Funds	0.8%
Utilities	1.1%
Materials	1.4%
Short-Term Investments	3.7%
Industrials	4.1%
Consumer Staples	5.7%
Health Care	5.8%
Consumer Discretionary	12.0%
Communication Services	14.8%
Information Technology	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.3%
Apple, Inc.	8.0%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Alphabet, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.5%
Costco Wholesale Corp.	2.4%
Tesla, Inc.	2.4%
Total	48.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPNOI-TSR-SAR

CVT Russell 2000® Small Cap Index Portfolio

(formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)

Class F  CVPRSF

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.59%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$259,286,189
# of Portfolio Holdings	2,010
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
16.3%
Financials
16.1%
Health Care
16.1%
Information Technology
12.5%
Consumer Discretionary
9.4%
Energy
6.2%
Real Estate
5.7%
Materials
4.3%
Short-Term Investments
3.7%
Consumer Staples
2.6%
Utilities
2.6%
Communication Services
2.3%
Exchange-Traded Funds
2.2%

Value	Value
Exchange-Traded Funds	2.2%
Communication Services	2.3%
Utilities	2.6%
Consumer Staples	2.6%
Short-Term Investments	3.7%
Materials	4.3%
Real Estate	5.7%
Energy	6.2%
Consumer Discretionary	9.4%
Information Technology	12.5%
Health Care	16.1%
Financials	16.1%
Industrials	16.3%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.2%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co., Class A	0.3%
Fabrinet	0.3%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPRSF-TSR-SAR

CVT Russell 2000® Small Cap Index Portfolio

(formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)

Class I  CVPRSI

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$259,286,189
# of Portfolio Holdings	2,010
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	2.2%
Communication Services	2.3%
Utilities	2.6%
Consumer Staples	2.6%
Short-Term Investments	3.7%
Materials	4.3%
Real Estate	5.7%
Energy	6.2%
Consumer Discretionary	9.4%
Information Technology	12.5%
Health Care	16.1%
Financials	16.1%
Industrials	16.3%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.2%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co., Class A	0.3%
Fabrinet	0.3%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPRSI-TSR-SAR

CVT S&P 500® Index Portfolio

(formerly, Calvert VP S&P 500® Index Portfolio)

CVPSPF

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$15	0.28%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$504,351,940
# of Portfolio Holdings	507
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
31.1%
Financials
11.9%
Health Care
11.2%
Consumer Discretionary
9.5%
Communication Services
9.0%
Industrials
7.8%
Consumer Staples
5.5%
Energy
3.5%
Short-Term Investments
3.1%
Utilities
2.2%
Real Estate
2.1%
Materials
2.1%
Exchange-Traded Funds
1.0%

Value	Value
Exchange-Traded Funds	1.0%
Materials	2.1%
Real Estate	2.1%
Utilities	2.2%
Short-Term Investments	3.1%
Energy	3.5%
Consumer Staples	5.5%
Industrials	7.8%
Communication Services	9.0%
Consumer Discretionary	9.5%
Health Care	11.2%
Financials	11.9%
Information Technology	31.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	6.9%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.5%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%
Total	34.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPSPF-TSR-SAR

CVT S&P MidCap 400® Index Portfolio

(formerly, Calvert VP S&P MidCap 400® Index Portfolio)

Class F  CVPSMF

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.53%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$590,736,130
# of Portfolio Holdings	406
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 21.0%
Financials 15.2%
Consumer Discretionary 14.0%
Information Technology 9.0%
Health Care 8.8%
Real Estate 6.7%
Materials 6.2%
Energy 5.7%
Consumer Staples 4.4%
Short-Term Investments 4.0%
Utilities 2.4%
Communication Services 1.5%
Exchange-Traded Funds 1.1%

Value	Value
Exchange-Traded Funds	1.1%
Communication Services	1.5%
Utilities	2.4%
Short-Term Investments	4.0%
Consumer Staples	4.4%
Energy	5.7%
Materials	6.2%
Real Estate	6.7%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	14.0%
Financials	15.2%
Industrials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.1%
Pure Storage, Inc., Class A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Total	6.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPSMF-TSR-SAR

CVT S&P MidCap 400® Index Portfolio

(formerly, Calvert VP S&P MidCap 400® Index Portfolio)

Class I  CVPSMI

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$590,736,130
# of Portfolio Holdings	406
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.1%
Communication Services	1.5%
Utilities	2.4%
Short-Term Investments	4.0%
Consumer Staples	4.4%
Energy	5.7%
Materials	6.2%
Real Estate	6.7%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	14.0%
Financials	15.2%
Industrials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.1%
Pure Storage, Inc., Class A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Total	6.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPSMI-TSR-SAR

CVT Volatility Managed Growth Portfolio

(formerly, Calvert VP Volatility Managed Growth Portfolio)

Class F  CVPVMG

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Key Fund Statistics

Total Net Assets	$97,397,162
# of Portfolio Holdings	13
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	9.8%
Exchange-Traded Funds (Fixed-Income)	15.7%
Exchange-Traded Funds (Equity)	74.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	17.6%
iShares Core U.S. Aggregate Bond ETF	13.6%
iShares S&P 500 Growth ETF	13.4%
Vanguard FTSE Developed Markets ETF	13.4%
iShares S&P 500 Value ETF	12.4%
iShares Russell 2000 ETF	5.7%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard Real Estate ETF	3.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPVMG-TSR-SAR

CVT Volatility Managed Moderate Growth Portfolio

(formerly, Calvert VP Volatility Managed Moderate Growth Portfolio)

Class F  CVPVMP

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Key Fund Statistics

Total Net Assets	$62,607,905
# of Portfolio Holdings	14
Portfolio Turnover Rate	3%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	7.9%
Exchange-Traded Funds (Fixed-Income)	31.3%
Exchange-Traded Funds (Equity)	60.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	16.2%
Vanguard Total Bond Market ETF	14.7%
iShares Core U.S. Aggregate Bond ETF	14.5%
Vanguard FTSE Developed Markets ETF	10.5%
iShares S&P 500 Growth ETF	9.6%
iShares S&P 500 Value ETF	8.7%
iShares Russell 2000 ETF	5.0%
iShares Core S&P Mid-Cap ETF	3.9%
Vanguard Real Estate ETF	3.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
Total	88.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPVMP-TSR-SAR

CVT Volatility Managed Moderate Portfolio

(formerly, Calvert VP Volatility Managed Moderate Portfolio)

Class F  CVPVMM

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Key Fund Statistics

Total Net Assets	$72,618,685
# of Portfolio Holdings	14
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	4.0%
Exchange-Traded Funds (Equity)	48.0%
Exchange-Traded Funds (Fixed-Income)	48.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard Total Bond Market ETF	22.9%
iShares Core U.S. Aggregate Bond ETF	22.7%
Vanguard S&P 500 ETF	15.8%
Vanguard FTSE Developed Markets ETF	8.0%
iShares S&P 500 Growth ETF	6.0%
iShares S&P 500 Value ETF	5.3%
iShares Russell 2000 ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
Vanguard FTSE Emerging Markets ETF	2.1%
Total	92.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPVMM-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

CVT
S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
S&P MidCap 400® Index Portfolio

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 1.3%
BWX Technologies, Inc.	19,443	$ 1,847,085
Curtiss-Wright Corp.	8,146	2,207,403
Hexcel Corp.	17,678	1,103,991
Woodward, Inc.	12,958	2,259,616
		$ 7,418,095
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	25,403	$ 1,282,852
		$ 1,282,852
Automobile Components — 1.1%
Adient PLC(1)	19,105	$472,085
Autoliv, Inc.	15,404	1,648,074
Gentex Corp.	49,172	1,657,588
Goodyear Tire & Rubber Co.(1)	60,553	687,276
Lear Corp.	12,079	1,379,543
Visteon Corp.(1)	5,870	626,329
		$6,470,895
Automobiles — 0.3%
Harley-Davidson, Inc.	26,034	$873,180
Thor Industries, Inc.	11,342	1,059,910
		$1,933,090
Banks — 5.0%
Associated Banc-Corp.	31,533	$666,923
Bank OZK	22,439	919,999
Cadence Bank	38,856	1,098,848
Columbia Banking System, Inc.	44,534	885,781
Commerce Bancshares, Inc.	25,072	1,398,516
Cullen/Frost Bankers, Inc.	13,667	1,388,977
East West Bancorp, Inc.	29,596	2,167,315
F.N.B. Corp.	76,519	1,046,780
First Financial Bankshares, Inc.	27,344	807,468
First Horizon Corp.	116,318	1,834,335
Glacier Bancorp, Inc.	24,122	900,233
Hancock Whitney Corp.	18,426	881,316
Home BancShares, Inc.	39,625	949,415
International Bancshares Corp.	11,373	650,649
New York Community Bancorp, Inc.(2)	165,837	533,995
Old National Bancorp	67,166	1,154,584
Pinnacle Financial Partners, Inc.	16,270	1,302,251
Prosperity Bancshares, Inc.	20,406	1,247,623
SouthState Corp.	16,204	1,238,310
Synovus Financial Corp.	31,148	1,251,838
Texas Capital Bancshares, Inc.(1)	9,923	606,692
UMB Financial Corp.	9,331	778,392
United Bankshares, Inc.	28,687	930,606
Security	Shares	Value
Banks (continued)
Valley National Bancorp	90,974	$ 634,999
Webster Financial Corp.	36,475	1,589,945
Wintrust Financial Corp.	13,135	1,294,586
Zions Bancorp NA	31,406	1,362,078
		$ 29,522,454
Beverages — 0.6%
Boston Beer Co., Inc., Class A(1)	1,945	$ 593,322
Celsius Holdings, Inc.(1)	31,729	1,811,409
Coca-Cola Consolidated, Inc.	997	1,081,745
		$3,486,476
Biotechnology — 3.1%
Arrowhead Pharmaceuticals, Inc.(1)	26,417	$686,578
BioMarin Pharmaceutical, Inc.(1)	40,387	3,325,062
Cytokinetics, Inc.(1)	24,388	1,321,342
Exelixis, Inc.(1)	61,958	1,392,196
GRAIL, Inc.(1)	3,647	56,057
Halozyme Therapeutics, Inc.(1)	27,071	1,417,437
Neurocrine Biosciences, Inc.(1)	21,405	2,946,826
Roivant Sciences Ltd.(1)	71,989	760,924
Sarepta Therapeutics, Inc.(1)	20,105	3,176,590
United Therapeutics Corp.(1)	9,434	3,005,201
		$18,088,213
Broadline Retail — 0.5%
Macy's, Inc.	58,525	$1,123,680
Nordstrom, Inc.	20,835	442,119
Ollie's Bargain Outlet Holdings, Inc.(1)	13,037	1,279,842
		$2,845,641
Building Products — 3.6%
AAON, Inc.	14,513	$1,266,114
Advanced Drainage Systems, Inc.	14,492	2,324,372
Carlisle Cos., Inc.	10,098	4,091,811
Fortune Brands Innovations, Inc.	26,604	1,727,664
Lennox International, Inc.	6,819	3,648,029
Owens Corning	18,432	3,202,007
Simpson Manufacturing Co., Inc.	8,967	1,511,208
Trex Co., Inc.(1)	23,119	1,713,580
UFP Industries, Inc.	13,135	1,471,120
		$20,955,905
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	6,777	$1,058,771
Carlyle Group, Inc.	45,928	1,844,009
Evercore, Inc., Class A	7,537	1,570,937
Federated Hermes, Inc.	17,072	561,327
Houlihan Lokey, Inc.	11,138	1,502,071
Interactive Brokers Group, Inc., Class A	22,782	2,793,073

1
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	27,304	$ 920,418
Jefferies Financial Group, Inc.	36,081	1,795,390
Morningstar, Inc.	5,546	1,640,784
SEI Investments Co.	21,239	1,373,951
Stifel Financial Corp.	21,792	1,833,797
		$ 16,894,528
Chemicals — 2.1%
Arcadium Lithium PLC(1)	219,544	$ 737,668
Ashland, Inc.	10,662	1,007,452
Avient Corp.	19,410	847,247
Axalta Coating Systems Ltd.(1)	46,931	1,603,632
Cabot Corp.	11,753	1,079,983
Chemours Co.	31,670	714,792
NewMarket Corp.	1,469	757,372
Olin Corp.	25,401	1,197,657
RPM International, Inc.	27,388	2,949,140
Scotts Miracle-Gro Co.(2)	8,940	581,637
Westlake Corp.	6,837	990,134
		$12,466,714
Commercial Services & Supplies — 1.9%
Brink's Co.	9,457	$968,397
Clean Harbors, Inc.(1)	10,669	2,412,794
MSA Safety, Inc.	7,874	1,477,871
RB Global, Inc.	39,077	2,983,920
Stericycle, Inc.(1)	19,735	1,147,195
Tetra Tech, Inc.	11,379	2,326,778
		$11,316,955
Communications Equipment — 0.4%
Ciena Corp.(1)	30,757	$1,481,872
Lumentum Holdings, Inc.(1)	14,378	732,128
		$2,214,000
Construction & Engineering — 2.3%
AECOM	28,954	$2,552,005
Comfort Systems USA, Inc.	7,574	2,303,405
EMCOR Group, Inc.	9,996	3,649,340
Fluor Corp.(1)	36,412	1,585,742
MasTec, Inc.(1)	12,924	1,382,739
MDU Resources Group, Inc.	43,367	1,088,512
Valmont Industries, Inc.	4,295	1,178,763
		$13,740,506
Construction Materials — 0.4%
Eagle Materials, Inc.	7,327	$1,593,329
Knife River Corp.(1)	12,041	844,556
		$2,437,885
Security	Shares	Value
Consumer Finance — 0.7%
Ally Financial, Inc.	58,191	$ 2,308,437
FirstCash Holdings, Inc.	7,931	831,803
SLM Corp.	46,733	971,579
		$ 4,111,819
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc.(1)	28,281	$ 2,484,203
Casey's General Stores, Inc.	7,873	3,004,022
Performance Food Group Co.(1)	33,098	2,188,109
Sprouts Farmers Market, Inc.(1)	21,371	1,787,898
U.S. Foods Holding Corp.(1)	48,112	2,548,973
		$12,013,205
Containers & Packaging — 1.5%
AptarGroup, Inc.	14,094	$1,984,576
Berry Global Group, Inc.	24,333	1,431,997
Crown Holdings, Inc.	25,377	1,887,795
Graphic Packaging Holding Co.	65,361	1,713,112
Greif, Inc., Class A	5,488	315,395
Silgan Holdings, Inc.	17,260	730,616
Sonoco Products Co.	20,899	1,059,997
		$9,123,488
Diversified Consumer Services — 1.2%
Duolingo, Inc.(1)	7,875	$1,643,276
Graham Holdings Co., Class B	739	516,968
Grand Canyon Education, Inc.(1)	6,236	872,479
H&R Block, Inc.	29,678	1,609,438
Service Corp. International	30,971	2,202,967
		$6,845,128
Diversified REITs — 0.4%
W.P. Carey, Inc.	46,544	$2,562,247
		$2,562,247
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	47,580	$1,245,645
Iridium Communications, Inc.	25,828	687,541
		$1,933,186
Electric Utilities — 0.8%
ALLETE, Inc.	12,271	$765,097
IDACORP, Inc.	10,783	1,004,436
OGE Energy Corp.	42,656	1,522,819
PNM Resources, Inc.	18,956	700,614
Portland General Electric Co.	21,915	947,605
		$4,940,571
Electrical Equipment — 1.6%
Acuity Brands, Inc.	6,487	$1,566,221

2
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
EnerSys	8,596	$ 889,858
NEXTracker, Inc., Class A(1)	26,138	1,225,350
nVent Electric PLC	35,312	2,705,252
Regal Rexnord Corp.	14,148	1,913,093
Sensata Technologies Holding PLC	32,062	1,198,798
		$ 9,498,572
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc.(1)	11,322	$ 1,367,245
Avnet, Inc.	19,224	989,844
Belden, Inc.	8,652	811,558
Cognex Corp.	36,512	1,707,301
Coherent Corp.(1)	28,213	2,044,314
Crane NXT Co.	10,328	634,346
IPG Photonics Corp.(1)	6,106	515,285
Littelfuse, Inc.	5,272	1,347,470
Novanta, Inc.(1)	7,635	1,245,345
TD SYNNEX Corp.	16,530	1,907,562
Vishay Intertechnology, Inc.	26,617	593,559
Vontier Corp.	32,841	1,254,526
		$14,418,355
Energy Equipment & Services — 1.0%
ChampionX Corp.	40,498	$1,344,939
NOV, Inc.	84,130	1,599,311
Valaris Ltd.(1)	13,245	986,752
Weatherford International PLC(1)	15,560	1,905,322
		$5,836,324
Entertainment — 0.4%
TKO Group Holdings, Inc.	12,529	$1,353,007
Warner Music Group Corp., Class A	30,118	923,116
		$2,276,123
Financial Services — 1.7%
Equitable Holdings, Inc.	65,028	$2,657,044
Essent Group Ltd.	22,689	1,274,895
Euronet Worldwide, Inc.(1)	9,269	959,341
MGIC Investment Corp.	56,703	1,221,950
Voya Financial, Inc.	21,419	1,523,962
Western Union Co.	71,963	879,388
WEX, Inc.(1)	8,912	1,578,672
		$10,095,252
Food Products — 1.0%
Darling Ingredients, Inc.(1)	33,985	$1,248,949
Flowers Foods, Inc.	40,868	907,270
Ingredion, Inc.	13,963	1,601,556
Lancaster Colony Corp.	4,333	818,807
Pilgrim's Pride Corp.(1)	8,568	329,782
Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(1)	10,696	$ 1,114,095
		$ 6,020,459
Gas Utilities — 0.9%
National Fuel Gas Co.	19,551	$ 1,059,469
New Jersey Resources Corp.	21,019	898,352
ONE Gas, Inc.	12,034	768,371
Southwest Gas Holdings, Inc.	12,805	901,216
Spire, Inc.	12,125	736,351
UGI Corp.	44,586	1,021,019
		$5,384,778
Ground Transportation — 1.7%
Avis Budget Group, Inc.(2)	3,867	$404,179
Knight-Swift Transportation Holdings, Inc.	34,374	1,715,950
Landstar System, Inc.	7,607	1,403,339
Ryder System, Inc.	9,322	1,154,809
Saia, Inc.(1)	5,655	2,682,110
XPO, Inc.(1)	24,743	2,626,470
		$9,986,857
Health Care Equipment & Supplies — 1.7%
DENTSPLY SIRONA, Inc.	44,163	$1,100,100
Enovis Corp.(1)	10,617	479,888
Envista Holdings Corp.(1)	36,554	607,893
Globus Medical, Inc., Class A(1)	23,956	1,640,746
Haemonetics Corp.(1)	10,802	893,650
Lantheus Holdings, Inc.(1)	14,743	1,183,716
LivaNova PLC(1)	11,518	631,417
Masimo Corp.(1)	9,485	1,194,541
Neogen Corp.(1)	41,926	655,303
Penumbra, Inc.(1)	8,245	1,483,853
QuidelOrtho Corp.(1)	10,541	350,172
		$10,221,279
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(1)	19,733	$1,332,767
Amedisys, Inc.(1)	6,941	637,184
Chemed Corp.	3,220	1,747,107
Encompass Health Corp.	21,416	1,837,279
HealthEquity, Inc.(1)	18,507	1,595,303
Option Care Health, Inc.(1)	36,970	1,024,069
Progyny, Inc.(1)	17,620	504,108
R1 RCM, Inc.(1)	42,112	528,927
Tenet Healthcare Corp.(1)	20,777	2,763,964
		$11,970,708
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	80,516	$1,326,904
Omega Healthcare Investors, Inc.	52,558	1,800,111

3
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs (continued)
Sabra Health Care REIT, Inc.	49,239	$ 758,281
		$ 3,885,296
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	25,984	$ 726,772
		$ 726,772
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	44,794	$ 671,014
		$ 671,014
Hotels, Restaurants & Leisure — 3.5%
Aramark	55,938	$1,903,011
Boyd Gaming Corp.	14,328	789,473
Choice Hotels International, Inc.	5,083	604,877
Churchill Downs, Inc.	14,227	1,986,089
Hilton Grand Vacations, Inc.(1)	14,558	588,580
Hyatt Hotels Corp., Class A	9,610	1,459,951
Light & Wonder, Inc.(1)	19,172	2,010,760
Marriott Vacations Worldwide Corp.	6,956	607,398
Planet Fitness, Inc., Class A(1)	18,617	1,370,025
Texas Roadhouse, Inc.	14,206	2,439,312
Travel & Leisure Co.	15,158	681,807
Vail Resorts, Inc.	8,076	1,454,730
Wendy's Co.	35,342	599,400
Wingstop, Inc.	6,247	2,640,357
Wyndham Hotels & Resorts, Inc.	17,139	1,268,286
		$20,404,056
Household Durables — 1.8%
Helen of Troy Ltd.(1)	5,064	$469,636
KB Home	15,640	1,097,615
Taylor Morrison Home Corp.(1)	22,496	1,247,178
Tempur Sealy International, Inc.	36,930	1,748,266
Toll Brothers, Inc.	22,157	2,552,043
TopBuild Corp.(1)	6,728	2,592,097
Whirlpool Corp.	11,621	1,187,666
		$10,894,501
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	11,438	$820,105
		$820,105
Industrial REITs — 1.1%
EastGroup Properties, Inc.	10,223	$1,738,932
First Industrial Realty Trust, Inc.	28,149	1,337,359
Rexford Industrial Realty, Inc.	46,237	2,061,708
STAG Industrial, Inc.	38,728	1,396,532
		$6,534,531
Security	Shares	Value
Insurance — 4.5%
American Financial Group, Inc.	13,914	$ 1,711,700
Brighthouse Financial, Inc.(1)	13,211	572,565
CNO Financial Group, Inc.	23,027	638,308
Erie Indemnity Co., Class A	5,305	1,922,532
Fidelity National Financial, Inc.	55,211	2,728,528
First American Financial Corp.	22,062	1,190,245
Hanover Insurance Group, Inc.	7,645	958,989
Kemper Corp.	12,871	763,636
Kinsale Capital Group, Inc.	4,703	1,811,972
Old Republic International Corp.	53,771	1,661,524
Primerica, Inc.	7,319	1,731,529
Reinsurance Group of America, Inc.	13,994	2,872,548
RenaissanceRe Holdings Ltd.	11,247	2,513,817
RLI Corp.	8,556	1,203,744
Ryan Specialty Holdings, Inc.	21,750	1,259,543
Selective Insurance Group, Inc.	12,930	1,213,222
Unum Group	37,865	1,935,280
		$26,689,682
Interactive Media & Services — 0.2%
Ziff Davis, Inc.(1)	9,811	$540,095
ZoomInfo Technologies, Inc.(1)	60,444	771,870
		$1,311,965
IT Services — 0.4%
ASGN, Inc.(1)	9,763	$860,804
Kyndryl Holdings, Inc.(1)	48,943	1,287,690
		$2,148,494
Leisure Products — 0.6%
Brunswick Corp.	14,371	$1,045,778
Mattel, Inc.(1)	73,190	1,190,069
Polaris, Inc.	11,299	884,825
YETI Holdings, Inc.(1)	18,130	691,659
		$3,812,331
Life Sciences Tools & Services — 1.6%
Azenta, Inc.(1)	11,468	$603,446
Bruker Corp.	20,711	1,321,569
Illumina, Inc.(1)	33,883	3,536,708
Medpace Holdings, Inc.(1)	5,008	2,062,545
Repligen Corp.(1)	11,053	1,393,341
Sotera Health Co.(1)	27,584	327,422
		$9,245,031
Machinery — 4.3%
AGCO Corp.	13,173	$1,289,373
Chart Industries, Inc.(1)	8,942	1,290,688
Crane Co.	10,455	1,515,766
Donaldson Co., Inc.	25,602	1,832,079

4
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
ESAB Corp.	12,081	$ 1,140,809
Flowserve Corp.	28,003	1,346,944
Graco, Inc.	35,975	2,852,098
ITT, Inc.	17,505	2,261,296
Lincoln Electric Holdings, Inc.	12,104	2,283,299
Middleby Corp.(1)	11,437	1,402,291
Oshkosh Corp.	13,911	1,505,170
RBC Bearings, Inc.(1)	6,176	1,666,161
Terex Corp.	14,315	785,035
Timken Co.	13,778	1,104,031
Toro Co.	22,207	2,076,577
Watts Water Technologies, Inc., Class A	5,830	1,069,047
		$25,420,664
Marine Transportation — 0.3%
Kirby Corp.(1)	12,400	$1,484,652
		$1,484,652
Media — 0.6%
New York Times Co., Class A	34,783	$1,781,237
Nexstar Media Group, Inc.	6,634	1,101,310
TEGNA, Inc.	36,075	502,886
		$3,385,433
Metals & Mining — 2.0%
Alcoa Corp.	38,192	$1,519,278
Cleveland-Cliffs, Inc.(1)	101,133	1,556,437
Commercial Metals Co.	24,611	1,353,359
MP Materials Corp.(1)	28,482	362,576
Reliance, Inc.	12,215	3,488,604
Royal Gold, Inc.	13,981	1,749,862
U.S. Steel Corp.	47,587	1,798,788
		$11,828,904
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	106,443	$2,028,804
Starwood Property Trust, Inc.	63,844	1,209,205
		$3,238,009
Multi-Utilities — 0.3%
Black Hills Corp.	14,662	$797,319
Northwestern Energy Group, Inc.	13,035	652,793
		$1,450,112
Office REITs — 0.5%
COPT Defense Properties	23,909	$598,442
Cousins Properties, Inc.	32,345	748,787
Kilroy Realty Corp.	22,717	708,089
Vornado Realty Trust	34,033	894,727
		$2,950,045
Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	72,675	$ 1,071,230
Antero Resources Corp.(1)	62,378	2,035,394
Chesapeake Energy Corp.	23,693	1,947,328
Chord Energy Corp.	13,226	2,217,736
Civitas Resources, Inc.	19,586	1,351,434
CNX Resources Corp.(1)	32,595	792,059
DT Midstream, Inc.	20,655	1,467,125
Equitrans Midstream Corp.	92,239	1,197,262
HF Sinclair Corp.	31,880	1,700,479
Matador Resources Co.	24,683	1,471,107
Murphy Oil Corp.	30,830	1,271,429
Ovintiv, Inc.	52,944	2,481,485
PBF Energy, Inc., Class A	22,444	1,032,873
Permian Resources Corp.	109,243	1,764,274
Range Resources Corp.	51,606	1,730,349
Southwestern Energy Co.(1)	234,549	1,578,515
Texas Pacific Land Corp.	3,961	2,908,443
		$28,018,522
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	13,568	$1,117,053
		$1,117,053
Personal Care Products — 0.8%
BellRing Brands, Inc.(1)	27,743	$1,585,235
Coty, Inc., Class A(1)	77,527	776,821
e.l.f. Beauty, Inc.(1)	11,806	2,487,760
		$4,849,816
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(1)	13,409	$1,431,142
Perrigo Co. PLC	28,995	744,592
		$2,175,734
Professional Services — 2.4%
CACI International, Inc., Class A(1)	4,742	$2,039,676
Concentrix Corp.	9,966	630,648
ExlService Holdings, Inc.(1)	34,550	1,083,488
Exponent, Inc.	10,777	1,025,108
FTI Consulting, Inc.(1)	7,461	1,608,069
Genpact Ltd.	35,219	1,133,700
Insperity, Inc.	7,609	694,017
KBR, Inc.	28,560	1,831,838
ManpowerGroup, Inc.	10,146	708,191
Maximus, Inc.	12,931	1,108,187
Paylocity Holding Corp.(1)	9,242	1,218,558
Science Applications International Corp.	10,905	1,281,883
		$14,363,363

5
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	10,116	$ 2,076,612
		$ 2,076,612
Residential REITs — 1.0%
American Homes 4 Rent, Class A	68,447	$ 2,543,491
Equity LifeStyle Properties, Inc.	39,667	2,583,512
Independence Realty Trust, Inc.	47,787	895,528
		$ 6,022,531
Retail REITs — 0.9%
Agree Realty Corp.	21,354	$1,322,667
Brixmor Property Group, Inc.	64,086	1,479,746
Kite Realty Group Trust	46,709	1,045,347
NNN REIT, Inc.	38,998	1,661,315
		$5,509,075
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(1)	15,199	$429,220
Amkor Technology, Inc.	21,991	880,080
Cirrus Logic, Inc.(1)	11,472	1,464,516
Lattice Semiconductor Corp.(1)	29,256	1,696,556
MACOM Technology Solutions Holdings, Inc.(1)	11,656	1,299,294
MKS Instruments, Inc.	13,435	1,754,342
Onto Innovation, Inc.(1)	10,481	2,301,208
Power Integrations, Inc.	12,074	847,474
Rambus, Inc.(1)	22,925	1,347,073
Silicon Laboratories, Inc.(1)	6,790	751,178
Synaptics, Inc.(1)	8,401	740,968
Universal Display Corp.	9,283	1,951,751
Wolfspeed, Inc.(1)(2)	26,769	609,262
		$16,072,922
Software — 2.5%
Altair Engineering, Inc., Class A(1)	12,113	$1,188,043
AppFolio, Inc., Class A(1)	4,500	1,100,565
Aspen Technology, Inc.(1)	5,927	1,177,280
Blackbaud, Inc.(1)	8,597	654,834
Commvault Systems, Inc.(1)	9,231	1,122,213
Dolby Laboratories, Inc., Class A	12,709	1,006,934
Dropbox, Inc., Class A(1)	51,398	1,154,913
Dynatrace, Inc.(1)	51,163	2,289,033
Manhattan Associates, Inc.(1)	13,096	3,230,521
Qualys, Inc.(1)	7,857	1,120,408
Teradata Corp.(1)	20,568	710,830
		$14,755,574
Specialized REITs — 1.7%
CubeSmart	47,851	$2,161,430
EPR Properties	16,096	675,710
Gaming and Leisure Properties, Inc.	57,748	2,610,787
Security	Shares	Value
Specialized REITs (continued)
Lamar Advertising Co., Class A	18,679	$ 2,232,701
National Storage Affiliates Trust	14,824	611,045
PotlatchDeltic Corp.	16,911	666,124
Rayonier, Inc.	29,132	847,450
		$ 9,805,247
Specialty Retail — 3.8%
AutoNation, Inc.(1)	5,224	$ 832,601
Burlington Stores, Inc.(1)	13,584	3,260,160
Dick's Sporting Goods, Inc.	12,385	2,660,917
Five Below, Inc.(1)	11,739	1,279,199
Floor & Decor Holdings, Inc., Class A(1)	22,761	2,262,671
GameStop Corp., Class A(1)	57,310	1,414,984
Gap, Inc.	46,078	1,100,803
Lithia Motors, Inc., Class A	5,829	1,471,531
Murphy USA, Inc.	4,010	1,882,535
Penske Automotive Group, Inc.	4,125	614,708
RH(1)	3,277	801,030
Valvoline, Inc.(1)	27,407	1,183,982
Williams-Sonoma, Inc.	13,666	3,858,868
		$22,623,989
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A(1)	64,998	$4,173,522
		$4,173,522
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	24,794	$820,186
Carter's, Inc.	7,763	481,073
Columbia Sportswear Co.	7,168	566,845
Crocs, Inc.(1)	12,911	1,884,231
PVH Corp.	12,041	1,274,781
Skechers USA, Inc., Class A(1)	28,160	1,946,419
Under Armour, Inc., Class A(1)	40,158	267,854
Under Armour, Inc., Class C(1)	40,588	265,040
		$7,506,429
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	8,211	$1,592,934
Core & Main, Inc., Class A(1)	36,375	1,780,193
GATX Corp.	7,572	1,002,230
MSC Industrial Direct Co., Inc., Class A	9,700	769,307
Watsco, Inc.	6,809	3,154,201
WESCO International, Inc.	9,297	1,473,760
		$9,772,625

6
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.3%
Essential Utilities, Inc.	53,524	$ 1,998,051
		$ 1,998,051
Total Common Stocks (identified cost $390,427,796)		$566,055,222

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Equity Funds — 1.1%
SPDR S&P MidCap 400 ETF Trust(2)	12,000	$ 6,420,960
Total Exchange-Traded Funds (identified cost $5,511,869)		$ 6,420,960

Short-Term Investments — 4.1%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	15,034,940	$ 15,034,940
Total Affiliated Fund (identified cost $15,034,940)		$ 15,034,940
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(4)	6,927,786	$ 6,927,786
Total Securities Lending Collateral (identified cost $6,927,786)		$ 6,927,786

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/3/24(5)	$2,000	$ 1,973,001
Total U.S. Treasury Obligations (identified cost $1,973,523)		$ 1,973,001
Total Short-Term Investments (identified cost $23,936,249)		$ 23,935,727
Total Investments — 101.0% (identified cost $419,875,914)		$596,411,909

Other Assets, Less Liabilities — (1.0)%	$ (5,675,779)
Net Assets — 100.0%	$590,736,130

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $8,224,043.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	62	Long	9/20/24	$18,340,220	$(57,790)
					$(57,790)
7
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $404,840,974) - including $8,224,043 of securities on loan	$581,376,969
Investments in securities of affiliated issuers, at value (identified cost $15,034,940)	15,034,940
Receivable for variation margin on open futures contracts	21,080
Cash	317
Receivable for investments sold	1,207,360
Receivable for capital shares sold	169,271
Dividends receivable	571,115
Dividends receivable - affiliated	29,998
Securities lending income receivable	1,637
Receivable from affiliates	84,723
Directors' deferred compensation plan	123,389
Total assets	$598,620,799
Liabilities
Payable for capital shares redeemed	$418,427
Deposits for securities loaned	6,927,786
Payable to affiliates:
Investment advisory fee	96,314
Administrative fee	58,264
Distribution fees	62,974
Sub-transfer agency fee	228
Directors' deferred compensation plan	123,389
Accrued expenses	197,287
Total liabilities	$7,884,669
Net Assets	$590,736,130
Sources of Net Assets
Paid-in capital	$355,258,975
Distributable earnings	235,477,155
Net Assets	$590,736,130
Class I Shares
Net Assets	$207,354,144
Shares Outstanding	1,635,684
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$126.77
Class F Shares
Net Assets	$383,381,986
Shares Outstanding	3,034,138
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$126.36
8
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$4,588,436
Dividend income - affiliated issuers	150,406
Interest income	51,960
Securities lending income, net	13,924
Total investment income	$4,804,726
Expenses
Investment advisory fee	$587,050
Administrative fee	352,230
Distribution fees:
Class F	378,351
Directors' fees and expenses	16,080
Custodian fees	9,498
Transfer agency fees and expenses	182,400
Accounting fees	67,782
Professional fees	32,302
Reports to shareholders	8,508
Miscellaneous	55,728
Total expenses	$1,689,929
Waiver and/or reimbursement of expenses by affiliates	$(347,180)
Net expenses	$1,342,749
Net investment income	$3,461,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$21,985,373
Futures contracts	352,840
Net realized gain	$22,338,213
Change in unrealized appreciation (depreciation):
Investment securities	$8,402,178
Futures contracts	(388,270)
Net change in unrealized appreciation (depreciation)	$8,013,908
Net realized and unrealized gain	$30,352,121
Net increase in net assets from operations	$33,814,098
9
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,461,977	$7,539,190
Net realized gain	22,338,213	24,764,075
Net change in unrealized appreciation (depreciation)	8,013,908	52,395,675
Net increase in net assets from operations	$33,814,098	$84,698,940
Distributions to shareholders:
Class I	$ —	$(10,617,174)
Class F	—	(18,518,584)
Total distributions to shareholders	$ —	$(29,135,758)
Capital share transactions:
Class I	$(12,927,878)	$(42,888,616)
Class F	(7,658,284)	10,994,909
Net decrease in net assets from capital share transactions	$(20,586,162)	$(31,893,707)
Net increase in net assets	$13,227,936	$23,669,475
Net Assets
At beginning of period	$577,508,194	$553,838,719
At end of period	$590,736,130	$577,508,194
10
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Financial Highlights

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$119.60	$109.06	$144.47	$120.57	$111.74	$97.01
Income (Loss) From Operations
Net investment income(1)	$0.81	$1.68	$1.75	$1.47	$1.42	$1.63
Net realized and unrealized gain (loss)	6.36	15.17	(22.25)	27.67	12.48	22.45
Total income (loss) from operations	$7.17	$16.85	$(20.50)	$29.14	$13.90	$24.08
Less Distributions
From net investment income	$ —	$(1.44)	$(1.21)	$(1.19)	$(1.29)	$(1.34)
From net realized gain	—	(4.87)	(13.70)	(4.05)	(3.78)	(8.01)
Total distributions	$ —	$(6.31)	$(14.91)	$(5.24)	$(5.07)	$(9.35)
Net asset value — End of period	$126.77	$119.60	$109.06	$144.47	$120.57	$111.74
Total Return(2)	5.99%(3)	16.12%	(13.33)%	24.41%	13.31%	25.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$207,354	$208,057	$227,923	$293,422	$259,042	$233,933
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.45%(5)	0.45%	0.44%	0.43%	0.45%	0.43%
Net expenses	0.33%(5)(6)	0.33%(6)	0.33%(6)	0.33%	0.33%	0.32%
Net investment income	1.31%(5)	1.47%	1.41%	1.06%	1.40%	1.48%
Portfolio Turnover	8%(3)	20%	12%	15%	20%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
11
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$119.33	$109.04	$144.73	$121.01	$112.35	$97.71
Income (Loss) From Operations
Net investment income(1)	$0.69	$1.46	$1.51	$1.20	$1.22	$1.40
Net realized and unrealized gain (loss)	6.34	15.14	(22.29)	27.76	12.51	22.59
Total income (loss) from operations	$7.03	$16.60	$(20.78)	$28.96	$13.73	$23.99
Less Distributions
From net investment income	$ —	$(1.44)	$(1.21)	$(1.19)	$(1.29)	$(1.34)
From net realized gain	—	(4.87)	(13.70)	(4.05)	(3.78)	(8.01)
Total distributions	$ —	$(6.31)	$(14.91)	$(5.24)	$(5.07)	$(9.35)
Net asset value — End of period	$126.36	$119.33	$109.04	$144.73	$121.01	$112.35
Total Return(2)	5.89%(3)	15.89%	(13.51)%	24.17%	13.10%	25.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$383,382	$369,451	$325,916	$387,895	$324,976	$297,113
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65%(5)	0.65%	0.64%	0.63%	0.65%	0.63%
Net expenses	0.53%(5)(6)	0.53%(6)	0.53%(6)	0.53%	0.53%	0.54%
Net investment income	1.11%(5)	1.28%	1.22%	0.86%	1.20%	1.26%
Portfolio Turnover	8%(3)	20%	12%	15%	20%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
12
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
13

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$566,055,222(1)	$ —	$ —	$566,055,222
Exchange-Traded Funds	6,420,960	—	—	6,420,960
Short-Term Investments:
Affiliated Fund	15,034,940	—	—	15,034,940
Securities Lending Collateral	6,927,786	—	—	6,927,786
U.S. Treasury Obligations	—	1,973,001	—	1,973,001
Total Investments	$594,438,908	$1,973,001	$ —	$596,411,909
Liability Description
Futures Contracts	$(57,790)	$ —	$ —	$(57,790)
Total	$(57,790)	$ —	$ —	$(57,790)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
14

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $587,050.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $4,234 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $342,946.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $352,230.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $378,351 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $204 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
15

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $181,830, of which $54,325 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $9,245.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $45,653,322 and $68,828,738, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$419,699,808
Gross unrealized appreciation	$205,154,243
Gross unrealized depreciation	(28,499,932)
Net unrealized appreciation	$176,654,311
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2024 is included in the Schedule of Investments. During the six months ended June 30, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(57,790)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 352,840	$ (388,270)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2024 was approximately $9,765,000.
16

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $8,224,043 and the total value of collateral received was $8,419,937, comprised of cash of $6,927,786 and U.S. government and/or agencies securities of $1,492,151.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$474,614	$ —	$ —	$ —	$474,614
Exchange-Traded Funds	6,453,172	—	—	—	6,453,172
Total	$6,927,786	$ —	$ —	$ —	$6,927,786
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
17

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $15,034,940, which represents 2.6% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$10,638,718	$35,097,655	$(30,701,433)	$ —	$ —	$15,034,940	$150,406	15,034,940
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	24,768	$3,111,127	89,851	$10,315,554
Reinvestment of distributions	—	—	98,912	10,617,174
Shares redeemed	(128,684)	(16,039,005)	(539,062)	(63,821,344)
Net decrease	(103,916)	$(12,927,878)	(350,299)	$(42,888,616)
Class F
Shares sold	54,057	$6,704,891	166,683	$19,117,420
Reinvestment of distributions	—	—	172,829	18,518,584
Shares redeemed	(115,971)	(14,363,175)	(232,414)	(26,641,095)
Net increase (decrease)	(61,914)	$(7,658,284)	107,098	$10,994,909
At June 30, 2024, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 24.8% and 52.6%, respectively, of the value of the outstanding shares of the Fund.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP S&P MidCap 400® Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
18

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
19

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P MidCap 400® Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports.  With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.  With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023.  This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2023.  The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2023.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective
20

CVT
S&P MidCap 400® Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
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CVPSMI-NCSR 6.30.24

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
Russell 2000® Small Cap Index Portfolio

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 93.0%

Security	Shares	Value
Aerospace & Defense — 1.0%
AAR Corp.(1)	3,429	$ 249,288
AeroVironment, Inc.(1)	2,564	467,058
AerSale Corp.(1)(2)	2,566	17,757
Archer Aviation, Inc., Class A(1)(2)	22,873	80,513
Astronics Corp.(1)	2,722	54,522
Byrna Technologies, Inc.(1)	1,694	16,906
Cadre Holdings, Inc.	2,551	85,611
Ducommun, Inc.(1)	1,312	76,175
Eve Holding, Inc.(1)(2)	1,495	6,055
Intuitive Machines, Inc.(1)	2,789	9,204
Kratos Defense & Security Solutions, Inc.(1)	14,541	290,965
Leonardo DRS, Inc.(1)	7,213	184,004
Mercury Systems, Inc.(1)	5,371	144,963
Moog, Inc., Class A	2,783	465,596
National Presto Industries, Inc.	534	40,119
Park Aerospace Corp.	1,804	24,679
Redwire Corp.(1)(2)	1,451	10,404
Rocket Lab USA, Inc.(1)(2)	34,087	163,618
Terran Orbital Corp.(1)(2)	8,404	6,891
Triumph Group, Inc.(1)	6,405	98,701
V2X, Inc.(1)	1,194	57,264
Virgin Galactic Holdings, Inc.(1)	1,698	14,314
VirTra, Inc.(1)	1,036	7,967
		$2,572,574
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(1)	5,602	$77,700
Forward Air Corp.(2)	2,600	49,504
Hub Group, Inc., Class A	5,981	257,482
Radiant Logistics, Inc.(1)	3,434	19,539
		$404,225
Automobile Components — 1.2%
Adient PLC(1)	9,122	$225,405
American Axle & Manufacturing Holdings, Inc.(1)	11,349	79,329
Cooper-Standard Holdings, Inc.(1)	1,396	17,366
Dana, Inc.	12,963	157,111
Dorman Products, Inc.(1)	2,618	239,495
Fox Factory Holding Corp.(1)	4,143	199,651
Gentherm, Inc.(1)	3,079	151,856
Goodyear Tire & Rubber Co.(1)	28,100	318,935
Holley, Inc.(1)	5,177	18,534
LCI Industries	2,465	254,832
Luminar Technologies, Inc.(1)(2)	27,070	40,334
Modine Manufacturing Co.(1)	5,061	507,062
Patrick Industries, Inc.	2,123	230,452
Phinia, Inc.	4,450	175,152
Solid Power, Inc.(1)(2)	15,286	25,222
Standard Motor Products, Inc.	2,104	58,344
Security	Shares	Value
Automobile Components (continued)
Stoneridge, Inc.(1)	2,594	$ 41,400
Visteon Corp.(1)	2,673	285,209
XPEL, Inc.(1)(2)	2,248	79,939
		$ 3,105,628
Automobiles — 0.1%
Canoo, Inc.(1)	5,821	$ 12,399
Livewire Group, Inc.(1)	1,992	15,258
Winnebago Industries, Inc.	2,950	159,890
		$187,547
Banks — 8.5%
1st Source Corp.	1,657	$88,848
ACNB Corp.	862	31,265
Amalgamated Financial Corp.	1,744	47,786
Amerant Bancorp, Inc.	2,588	58,748
Ameris Bancorp	6,612	332,914
Ames National Corp.	711	14,568
Arrow Financial Corp.	1,264	32,927
Associated Banc-Corp.	15,122	319,830
Atlantic Union Bankshares Corp.	9,052	297,358
Axos Financial, Inc.(1)	5,463	312,210
Banc of California, Inc.	13,215	168,888
BancFirst Corp.	1,952	171,190
Bancorp, Inc.(1)	4,900	185,024
Bank First Corp.	921	76,065
Bank of Hawaii Corp.(2)	3,829	219,057
Bank of Marin Bancorp	1,552	25,127
Bank of NT Butterfield & Son Ltd.	4,557	160,042
Bank7 Corp.	308	9,640
BankUnited, Inc.	7,307	213,876
Bankwell Financial Group, Inc.	423	10,732
Banner Corp.	3,404	168,975
Bar Harbor Bankshares	1,466	39,406
Baycom Corp.	964	19,617
BCB Bancorp, Inc.	1,078	11,459
Berkshire Hills Bancorp, Inc.	4,382	99,910
Blue Foundry Bancorp(1)	2,149	19,491
Bridgewater Bancshares, Inc.(1)	1,907	22,140
Brookline Bancorp, Inc.	8,680	72,478
Burke & Herbert Financial Services Corp.	1,202	61,278
Business First Bancshares, Inc.	2,368	51,528
Byline Bancorp, Inc.	3,051	72,431
Cadence Bank	17,849	504,770
California BanCorp(1)	758	16,297
Cambridge Bancorp	750	51,750
Camden National Corp.	1,409	46,497
Capital Bancorp, Inc.	945	19,373
Capital City Bank Group, Inc.	1,232	35,038
Capitol Federal Financial, Inc.	12,693	69,685
Carter Bankshares, Inc.(1)	1,998	30,210

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Cathay General Bancorp	6,820	$ 257,250
Central Pacific Financial Corp.	2,337	49,544
Chemung Financial Corp.	289	13,872
ChoiceOne Financial Services, Inc.(2)	577	16,531
Citizens & Northern Corp.	1,548	27,694
Citizens Financial Services, Inc.	362	16,249
City Holding Co.	1,513	160,756
Civista Bancshares, Inc.	1,318	20,416
CNB Financial Corp.	2,047	41,779
Coastal Financial Corp.(1)	1,076	49,647
Codorus Valley Bancorp, Inc.	792	19,040
Colony Bankcorp, Inc.	1,228	15,043
Columbia Financial, Inc.(1)	3,075	46,033
Community Financial System, Inc.	5,126	241,998
Community Trust Bancorp, Inc.	1,609	70,249
Community West Bancshares	1,475	27,288
ConnectOne Bancorp, Inc.	3,685	69,610
CrossFirst Bankshares, Inc.(1)	4,396	61,632
Customers Bancorp, Inc.(1)	2,844	136,455
CVB Financial Corp.	12,981	223,792
Dime Community Bancshares, Inc.	3,477	70,931
Eagle Bancorp, Inc.	3,047	57,588
Eastern Bankshares, Inc.	15,228	212,887
Enterprise Bancorp, Inc.	790	19,655
Enterprise Financial Services Corp.	3,608	147,603
Equity Bancshares, Inc., Class A	1,296	45,619
Esquire Financial Holdings, Inc.	711	33,844
ESSA Bancorp, Inc.	718	12,630
Farmers & Merchants Bancorp, Inc.	1,340	31,115
Farmers National Banc Corp.	3,664	45,763
FB Financial Corp.	3,528	137,698
Fidelity D&D Bancorp, Inc.	385	16,863
Financial Institutions, Inc.	1,360	26,275
First Bancorp, Inc.	691	17,171
First BanCorp./Puerto Rico	16,665	304,803
First Bancorp/Southern Pines NC	3,957	126,307
First Bancshares, Inc.	3,016	78,356
First Bank/Hamilton	2,134	27,187
First Busey Corp.	5,163	124,996
First Business Financial Services, Inc.	601	22,231
First Commonwealth Financial Corp.	10,176	140,531
First Community Bankshares, Inc.	1,752	64,544
First Financial Bancorp	9,252	205,579
First Financial Bankshares, Inc.	13,010	384,185
First Financial Corp.	1,159	42,744
First Financial Northwest, Inc.	686	14,495
First Foundation, Inc.	4,983	32,639
First Internet Bancorp	795	21,481
First Interstate BancSystem, Inc., Class A	7,678	213,218
First Merchants Corp.	5,714	190,219
First Mid Bancshares, Inc.	2,306	75,821
Security	Shares	Value
Banks (continued)
First of Long Island Corp.	2,051	$ 20,551
First Western Financial, Inc.(1)	592	10,064
Five Star Bancorp	1,323	31,289
Flushing Financial Corp.	2,869	37,727
FS Bancorp, Inc.	547	19,938
Fulton Financial Corp.	17,505	297,235
FVCBankcorp, Inc.(1)	1,120	12,230
German American Bancorp, Inc.	2,788	98,556
Glacier Bancorp, Inc.	11,274	420,746
Great Southern Bancorp, Inc.	796	44,266
Greene County Bancorp, Inc.	508	17,125
Guaranty Bancshares, Inc.	732	23,087
Hancock Whitney Corp.	8,662	414,304
Hanmi Financial Corp.	3,003	50,210
HarborOne Bancorp, Inc.	3,960	44,075
HBT Financial, Inc.	1,324	27,036
Heartland Financial USA, Inc.	4,203	186,823
Heritage Commerce Corp.	5,845	50,852
Heritage Financial Corp.	3,423	61,717
Hilltop Holdings, Inc.	4,643	145,233
Hingham Institution For Savings The	147	26,295
Home Bancorp, Inc.	638	25,526
Home BancShares, Inc.	18,463	442,374
HomeStreet, Inc.	1,583	18,046
HomeTrust Bancshares, Inc.	1,190	35,736
Hope Bancorp, Inc.	11,475	123,242
Horizon Bancorp, Inc.	4,256	52,647
Independent Bank Corp./MA	4,159	210,945
Independent Bank Corp./MI	1,993	53,811
Independent Bank Group, Inc.	3,597	163,735
International Bancshares Corp.	5,365	306,932
Investar Holding Corp.	906	13,952
John Marshall Bancorp, Inc.	1,260	21,974
Kearny Financial Corp.	5,244	32,251
Lakeland Financial Corp.	2,469	151,893
LCNB Corp.	873	12,143
LINKBANCORP, Inc.	2,168	13,268
Live Oak Bancshares, Inc.	3,345	117,276
Macatawa Bank Corp.	2,061	30,091
Mercantile Bank Corp.	1,548	62,802
Metrocity Bankshares, Inc.	1,802	47,573
Metropolitan Bank Holding Corp.(1)	1,034	43,521
Mid Penn Bancorp, Inc.	1,112	24,408
Middlefield Banc Corp.	649	15,608
Midland States Bancorp, Inc.	2,135	48,358
MidWestOne Financial Group, Inc.	1,404	31,576
MVB Financial Corp.	1,120	20,877
National Bank Holdings Corp., Class A	3,662	143,001
National Bankshares, Inc.	477	13,490
NB Bancorp, Inc.(1)	3,814	57,515
NBT Bancorp, Inc.	4,746	183,196

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
New York Community Bancorp, Inc.	74,541	$ 240,022
Nicolet Bankshares, Inc.	1,270	105,461
Northeast Bank	765	46,558
Northeast Community Bancorp, Inc.	1,105	19,691
Northfield Bancorp, Inc.	3,620	34,318
Northrim BanCorp, Inc.	455	26,226
Northwest Bancshares, Inc.	12,670	146,339
Norwood Financial Corp.	609	15,456
Oak Valley Bancorp	556	13,883
OceanFirst Financial Corp.	5,792	92,035
OFG Bancorp	4,635	173,581
Old National Bancorp	30,828	529,933
Old Second Bancorp, Inc.	4,314	63,890
Orange County Bancorp, Inc.	422	22,315
Origin Bancorp, Inc.	2,901	92,020
Orrstown Financial Services, Inc.	900	24,624
Pacific Premier Bancorp, Inc.	9,830	225,795
Park National Corp.	1,425	202,835
Parke Bancorp, Inc.	758	13,189
Pathward Financial, Inc.	2,503	141,595
PCB Bancorp	873	14,212
Peapack-Gladstone Financial Corp.	1,683	38,120
Peoples Bancorp of North Carolina, Inc.	446	13,023
Peoples Bancorp, Inc.	3,365	100,950
Peoples Financial Services Corp.	676	30,785
Pioneer Bancorp, Inc.(1)	918	9,189
Plumas Bancorp	452	16,263
Ponce Financial Group, Inc.(1)	1,689	15,437
Preferred Bank/Los Angeles	1,331	100,477
Premier Financial Corp.	3,489	71,385
Primis Financial Corp.	1,573	16,485
Princeton Bancorp, Inc.	420	13,902
Provident Bancorp, Inc.(1)	1,536	15,652
Provident Financial Services, Inc.	12,458	178,772
QCR Holdings, Inc.	1,639	98,340
RBB Bancorp	1,736	32,654
Red River Bancshares, Inc.	422	20,252
Renasant Corp.	5,488	167,604
Republic Bancorp, Inc., Class A	737	39,511
S&T Bancorp, Inc.	3,866	129,086
Sandy Spring Bancorp, Inc.	4,359	106,185
Seacoast Banking Corp. of Florida	8,276	195,645
ServisFirst Bancshares, Inc.	5,088	321,511
Shore Bancshares, Inc.	3,085	35,323
Sierra Bancorp	1,243	27,818
Simmons First National Corp., Class A	12,555	220,717
SmartFinancial, Inc.	1,564	37,020
South Plains Financial, Inc.	1,206	32,562
Southern California Bancorp(1)	1,178	15,868
Southern First Bancshares, Inc.(1)	613	17,924
Southern Missouri Bancorp, Inc.	983	44,245
Security	Shares	Value
Banks (continued)
Southern States Bancshares, Inc.	620	$ 16,827
Southside Bancshares, Inc.	2,903	80,152
SouthState Corp.	7,452	569,482
Stellar Bancorp, Inc.	4,840	111,126
Sterling Bancorp, Inc.(1)	1,284	6,715
Stock Yards Bancorp, Inc.	2,698	134,010
Texas Capital Bancshares, Inc.(1)	4,543	277,759
Third Coast Bancshares, Inc.(1)	958	20,377
Timberland Bancorp, Inc.	623	16,877
Tompkins Financial Corp.	1,378	67,384
Towne Bank	6,978	190,290
TriCo Bancshares	3,089	122,232
Triumph Financial, Inc.(1)	2,209	180,586
TrustCo Bank Corp.	1,927	55,440
Trustmark Corp.	6,050	181,742
UMB Financial Corp.	4,420	368,716
United Bankshares, Inc.	13,227	429,084
United Community Banks, Inc.	11,551	294,088
Unity Bancorp, Inc.	528	15,613
Univest Financial Corp.	2,862	65,339
USCB Financial Holdings, Inc.	808	10,367
Valley National Bancorp	43,633	304,558
Veritex Holdings, Inc.	5,216	110,005
Virginia National Bankshares Corp.	390	12,792
WaFd, Inc.	6,887	196,830
Washington Trust Bancorp, Inc.	1,669	45,747
WesBanco, Inc.	5,737	160,120
West BanCorp, Inc.	1,387	24,827
Westamerica BanCorp	2,600	126,178
WSFS Financial Corp.	6,027	283,269
		$22,140,625
Beverages — 0.3%
Duckhorn Portfolio, Inc.(1)	4,331	$30,750
MGP Ingredients, Inc.(2)	1,388	103,267
National Beverage Corp.	2,357	120,773
Primo Water Corp.	15,631	341,694
Vita Coco Co., Inc.(1)	3,760	104,716
		$701,200
Biotechnology — 8.0%
2seventy bio, Inc.(1)(2)	4,148	$15,970
4D Molecular Therapeutics, Inc.(1)	4,882	102,473
89bio, Inc.(1)	7,886	63,167
Absci Corp.(1)	7,824	24,098
ACADIA Pharmaceuticals, Inc.(1)	11,724	190,515
ACELYRIN, Inc.(1)(2)	7,243	31,942
Achieve Life Sciences, Inc.(1)	3,374	15,858
Acrivon Therapeutics, Inc.(1)(2)	695	4,031
Actinium Pharmaceuticals, Inc.(1)	2,148	15,895
Acumen Pharmaceuticals, Inc.(1)	4,110	9,946

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
ADC Therapeutics SA(1)	6,859	$ 21,674
ADMA Biologics, Inc.(1)	22,064	246,676
Adverum Biotechnologies, Inc.(1)	2,038	13,981
Aerovate Therapeutics, Inc.(1)	772	1,282
Agenus, Inc.(1)	1,704	28,542
Agios Pharmaceuticals, Inc.(1)	5,519	237,979
Akebia Therapeutics, Inc.(1)	20,380	20,788
Akero Therapeutics, Inc.(1)	6,642	155,821
Aldeyra Therapeutics, Inc.(1)	3,846	12,730
Alector, Inc.(1)	6,260	28,420
Alkermes PLC(1)	16,721	402,976
Allogene Therapeutics, Inc.(1)(2)	8,104	18,882
Altimmune, Inc.(1)(2)	5,470	36,375
ALX Oncology Holdings, Inc.(1)(2)	2,790	16,824
Amicus Therapeutics, Inc.(1)	29,416	291,807
AnaptysBio, Inc.(1)	1,917	48,040
Anavex Life Sciences Corp.(1)	6,976	29,439
Anika Therapeutics, Inc.(1)	1,202	30,447
Annexon, Inc.(1)	6,718	32,918
Apogee Therapeutics, Inc.(1)	3,543	139,417
Applied Therapeutics, Inc.(1)	9,419	43,987
Arbutus Biopharma Corp.(1)(2)	12,624	39,008
Arcellx, Inc.(1)	4,223	233,067
Arcturus Therapeutics Holdings, Inc.(1)	2,317	56,419
Arcus Biosciences, Inc.(1)	5,242	79,836
Arcutis Biotherapeutics, Inc.(1)(2)	10,408	96,794
Ardelyx, Inc.(1)	23,865	176,840
ArriVent Biopharma, Inc.(1)	981	18,198
Arrowhead Pharmaceuticals, Inc.(1)	11,686	303,719
ARS Pharmaceuticals, Inc.(1)	4,821	41,027
Astria Therapeutics, Inc.(1)	4,971	45,236
Atossa Therapeutics, Inc.(1)	12,392	14,746
Aura Biosciences, Inc.(1)	4,544	34,353
Aurinia Pharmaceuticals, Inc.(1)	13,454	76,822
Avid Bioservices, Inc.(1)	6,166	44,025
Avidity Biosciences, Inc.(1)	9,903	404,538
Avita Medical, Inc.(1)(2)	2,076	16,442
Beam Therapeutics, Inc.(1)(2)	7,503	175,795
BioCryst Pharmaceuticals, Inc.(1)	18,832	116,382
Biohaven Ltd.(1)	7,357	255,361
Biomea Fusion, Inc.(1)	1,641	7,384
Black Diamond Therapeutics, Inc.(1)	3,639	16,958
Bluebird Bio, Inc.(1)(2)	19,097	18,795
Blueprint Medicines Corp.(1)	6,142	661,985
Boundless Bio, Inc.(1)	618	2,392
Bridgebio Pharma, Inc.(1)	13,772	348,845
C4 Therapeutics, Inc.(1)	5,744	26,537
Cabaletta Bio, Inc.(1)	3,452	25,821
Candel Therapeutics, Inc.(1)	1,941	12,034
Capricor Therapeutics, Inc.(1)	2,487	11,863
Cardiff Oncology, Inc.(1)	3,838	8,520
Security	Shares	Value
Biotechnology (continued)
CareDx, Inc.(1)	5,133	$ 79,715
Cargo Therapeutics, Inc.(1)	2,144	35,204
Caribou Biosciences, Inc.(1)	7,487	12,279
Cartesian Therapeutics, Inc.(1)(2)	708	19,123
Catalyst Pharmaceuticals, Inc.(1)	11,116	172,187
Celcuity, Inc.(1)	2,289	37,494
Celldex Therapeutics, Inc.(1)	6,198	229,388
Century Therapeutics, Inc.(1)	905	2,308
CervoMed, Inc.(1)	529	9,056
CG Oncology, Inc.(1)	2,320	73,242
Cibus, Inc.(1)	1,466	14,440
Cogent Biosciences, Inc.(1)	8,129	68,527
Coherus Biosciences, Inc.(1)(2)	9,819	16,987
Compass Therapeutics, Inc.(1)	7,536	7,536
Corbus Pharmaceuticals Holdings, Inc.(1)	996	45,069
Crinetics Pharmaceuticals, Inc.(1)	7,623	341,434
Cullinan Therapeutics, Inc.(1)	3,787	66,045
Cytokinetics, Inc.(1)	10,944	592,946
Day One Biopharmaceuticals, Inc.(1)	5,085	70,071
Denali Therapeutics, Inc.(1)	12,230	283,981
Design Therapeutics, Inc.(1)	2,570	8,609
Dianthus Therapeutics, Inc.(1)	2,342	60,611
Disc Medicine, Inc.(1)	1,610	72,563
Dynavax Technologies Corp.(1)	12,878	144,620
Dyne Therapeutics, Inc.(1)	7,906	279,003
Editas Medicine, Inc.(1)	8,245	38,504
Elevation Oncology, Inc.(1)	5,111	13,800
Eliem Therapeutics, Inc.(1)	714	5,077
Enanta Pharmaceuticals, Inc.(1)	1,973	25,590
Entrada Therapeutics, Inc.(1)(2)	1,767	25,180
Erasca, Inc.(1)	11,050	26,078
Fate Therapeutics, Inc.(1)	8,358	27,414
Fennec Pharmaceuticals, Inc.(1)(2)	1,499	9,159
Fibrobiologics, Inc.(1)	2,493	12,440
Foghorn Therapeutics, Inc.(1)(2)	1,534	8,820
G1 Therapeutics, Inc.(1)	4,834	11,022
Galectin Therapeutics, Inc.(1)	1,995	4,509
Generation Bio Co.(1)	3,277	9,241
Geron Corp.(1)	56,416	239,204
Greenwich Lifesciences, Inc.(1)	585	10,097
Gyre Therapeutics, Inc.(1)	683	8,148
Halozyme Therapeutics, Inc.(1)	12,222	639,944
Heron Therapeutics, Inc.(1)(2)	11,502	40,257
HilleVax, Inc.(1)	2,714	39,244
Humacyte, Inc.(1)(2)	8,612	41,338
Ideaya Biosciences, Inc.(1)	7,323	257,111
IGM Biosciences, Inc.(1)(2)	1,327	9,116
ImmunityBio, Inc.(1)(2)	13,724	86,736
Immunome, Inc.(1)	5,036	60,936
Immunovant, Inc.(1)	5,585	147,444
Inhibrx Biosciences, Inc.(1)(2)	853	12,087

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Inmune Bio, Inc.(1)	1,196	$ 10,549
Inovio Pharmaceuticals, Inc.(1)	2,488	20,103
Inozyme Pharma, Inc.(1)(2)	4,805	21,430
Insmed, Inc.(1)	15,218	1,019,606
Intellia Therapeutics, Inc.(1)	9,133	204,397
Invivyd, Inc.(1)	7,770	8,547
Iovance Biotherapeutics, Inc.(1)	24,805	198,936
Ironwood Pharmaceuticals, Inc.(1)	13,773	89,800
iTeos Therapeutics, Inc.(1)	2,444	36,269
Janux Therapeutics, Inc.(1)	2,747	115,072
Jasper Therapeutics, Inc.(1)	1,109	25,174
KalVista Pharmaceuticals, Inc.(1)(2)	3,731	43,951
Keros Therapeutics, Inc.(1)	2,887	131,936
Kiniksa Pharmaceuticals International PLC(1)	3,094	57,765
Kodiak Sciences, Inc.(1)	2,568	6,035
Korro Bio, Inc.(1)	598	20,254
Krystal Biotech, Inc.(1)	2,430	446,245
Kura Oncology, Inc.(1)	7,304	150,389
Kymera Therapeutics, Inc.(1)(2)	4,070	121,489
Kyverna Therapeutics, Inc.(1)	1,649	12,367
Larimar Therapeutics, Inc.(1)	4,121	29,877
LENZ Therapeutics, Inc.(2)	1,231	21,284
Lexeo Therapeutics, Inc.(1)(2)	1,023	16,409
Lexicon Pharmaceuticals, Inc.(1)	8,867	14,897
Lineage Cell Therapeutics, Inc.(1)(2)	10,656	10,627
Lyell Immunopharma, Inc.(1)	17,114	24,815
MacroGenics, Inc.(1)	6,300	26,775
Madrigal Pharmaceuticals, Inc.(1)(2)	1,719	481,595
MannKind Corp.(1)	25,517	133,199
MeiraGTx Holdings PLC(1)	2,356	9,919
Mersana Therapeutics, Inc.(1)	9,896	19,891
Metagenomi, Inc.(1)	618	2,521
MiMedx Group, Inc.(1)	11,316	78,420
Mineralys Therapeutics, Inc.(1)	2,798	32,737
Mirum Pharmaceuticals, Inc.(1)	3,843	131,392
Monte Rosa Therapeutics, Inc.(1)	2,241	8,381
Morphic Holding, Inc.(1)	3,804	129,602
Myriad Genetics, Inc.(1)	8,747	213,952
Neurogene, Inc.(1)	1,009	36,717
Nkarta, Inc.(1)(2)	5,184	30,637
Novavax, Inc.(1)	13,839	175,202
Nurix Therapeutics, Inc.(1)	5,929	123,738
Nuvalent, Inc., Class A(1)	3,129	237,366
Ocugen, Inc.(1)	25,068	38,855
Olema Pharmaceuticals, Inc.(1)	3,912	42,328
Organogenesis Holdings, Inc.(1)	5,386	15,081
ORIC Pharmaceuticals, Inc.(1)	6,032	42,646
Outlook Therapeutics, Inc.(1)	607	4,480
Ovid Therapeutics, Inc.(1)	4,924	3,788
PepGen, Inc.(1)	1,175	18,753
Perspective Therapeutics, Inc.(1)	4,613	45,992
Security	Shares	Value
Biotechnology (continued)
Poseida Therapeutics, Inc.(1)	5,612	$ 16,387
Praxis Precision Medicines, Inc.(1)	1,689	69,857
Precigen, Inc.(1)(2)	13,542	21,396
Prelude Therapeutics, Inc.(1)	819	3,120
Prime Medicine, Inc.(1)(2)	3,901	20,051
ProKidney Corp.(1)(2)	4,510	11,095
Protagonist Therapeutics, Inc.(1)	5,912	204,851
Prothena Corp. PLC(1)	4,368	90,156
PTC Therapeutics, Inc.(1)	7,179	219,534
Puma Biotechnology, Inc.(1)	4,055	13,219
Pyxis Oncology, Inc.(1)	4,784	15,835
Q32 Bio, Inc.(1)	591	10,608
Rapt Therapeutics, Inc.(1)(2)	2,913	8,885
Recursion Pharmaceuticals, Inc., Class A(1)(2)	20,252	151,890
REGENXBIO, Inc.(1)	4,037	47,233
Regulus Therapeutics, Inc.(1)	6,187	11,044
Relay Therapeutics, Inc.(1)	8,970	58,484
Renovaro, Inc.(1)	4,777	8,360
Replimune Group, Inc.(1)	4,017	36,153
REVOLUTION Medicines, Inc.(1)	14,928	579,356
Rhythm Pharmaceuticals, Inc.(1)	5,318	218,357
Rigel Pharmaceuticals, Inc.(1)	1,481	12,174
Rocket Pharmaceuticals, Inc.(1)	6,494	139,816
Sage Therapeutics, Inc.(1)	5,253	57,048
Sana Biotechnology, Inc.(1)(2)	12,952	70,718
Savara, Inc.(1)	9,054	36,488
Scholar Rock Holding Corp.(1)	5,742	47,831
Sera Prognostics, Inc., Class A(1)	2,704	16,008
Shattuck Labs, Inc.(1)	3,832	14,792
Skye Bioscience, Inc.(1)	1,687	13,513
Soleno Therapeutics, Inc.(1)	2,155	87,924
Solid Biosciences, Inc.(1)	2,206	12,508
SpringWorks Therapeutics, Inc.(1)	6,947	261,693
Spyre Therapeutics, Inc.(1)	3,392	79,746
Stoke Therapeutics, Inc.(1)	3,484	47,069
Summit Therapeutics, Inc.(1)	8,577	66,901
Sutro Biopharma, Inc.(1)	4,967	14,553
Syndax Pharmaceuticals, Inc.(1)	7,858	161,325
Tango Therapeutics, Inc.(1)(2)	4,378	37,563
Taysha Gene Therapies, Inc.(1)	15,672	35,105
Tenaya Therapeutics, Inc.(1)	3,317	10,283
Tevogen Bio Holdings, Inc.(1)	2,143	1,550
TG Therapeutics, Inc.(1)	13,678	243,332
Tourmaline Bio, Inc.	2,262	29,089
Travere Therapeutics, Inc.(1)(2)	7,238	59,496
TScan Therapeutics, Inc.(1)	3,762	22,008
Twist Bioscience Corp.(1)	5,655	278,678
Tyra Biosciences, Inc.(1)(2)	1,991	31,836
UroGen Pharma Ltd.(1)	2,816	47,252
Vanda Pharmaceuticals, Inc.(1)	4,281	24,188
Vaxcyte, Inc.(1)	10,696	807,655

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Vera Therapeutics, Inc.(1)	4,000	$ 144,720
Veracyte, Inc.(1)	7,233	156,739
Verastem, Inc.(1)	2,489	7,417
Vericel Corp.(1)	4,732	217,104
Verve Therapeutics, Inc.(1)	6,570	32,062
Vir Biotechnology, Inc.(1)	8,321	74,057
Viridian Therapeutics, Inc.(1)	6,130	79,751
Voyager Therapeutics, Inc.(1)	3,923	31,031
Werewolf Therapeutics, Inc.(1)	2,987	7,288
X4 Pharmaceuticals, Inc.(1)	10,167	5,897
XBiotech, Inc.(1)	1,813	9,319
Xencor, Inc.(1)	5,763	109,094
XOMA Corp.(1)	604	14,309
Y-mAbs Therapeutics, Inc.(1)	3,701	44,708
Zentalis Pharmaceuticals, Inc.(1)	5,837	23,873
Zura Bio Ltd.(1)	626	2,191
Zymeworks, Inc.(1)	5,616	47,792
		$20,787,131
Broadline Retail — 0.0%(3)
1stdibs.com, Inc.(1)	2,492	$11,189
Groupon, Inc.(1)	2,244	34,333
Qurate Retail, Inc., Class B(1)	110	465
Savers Value Village, Inc.(1)(2)	2,598	31,800
		$77,787
Building Products — 1.4%
American Woodmark Corp.(1)	1,656	$130,162
Apogee Enterprises, Inc.	2,197	138,048
AZZ, Inc.	2,867	221,476
Caesarstone Ltd.(1)	2,028	10,140
CSW Industrials, Inc.	1,538	408,047
Gibraltar Industries, Inc.(1)	3,081	211,203
Griffon Corp.	3,928	250,842
Insteel Industries, Inc.	1,863	57,678
Janus International Group, Inc.(1)	13,900	175,557
JELD-WEN Holding, Inc.(1)	8,463	113,997
MasterBrand, Inc.(1)	12,895	189,299
Quanex Building Products Corp.	3,282	90,747
Resideo Technologies, Inc.(1)	14,617	285,908
Tecnoglass, Inc.	2,201	110,446
UFP Industries, Inc.	5,991	670,992
Zurn Elkay Water Solutions Corp., Class C	14,259	419,215
		$3,483,757
Capital Markets — 1.5%
AlTi Global, Inc.(1)(2)	1,737	$9,050
Artisan Partners Asset Management, Inc., Class A	6,364	262,642
AssetMark Financial Holdings, Inc.(1)	2,169	74,939
B. Riley Financial, Inc.(2)	1,858	32,775
BGC Group, Inc., Class A	35,730	296,559
Security	Shares	Value
Capital Markets (continued)
Brightsphere Investment Group, Inc.	2,708	$ 60,036
Cohen & Steers, Inc.	2,585	187,568
Diamond Hill Investment Group, Inc.	250	35,188
Donnelley Financial Solutions, Inc.(1)	2,459	146,606
Forge Global Holdings, Inc.(1)	9,074	13,248
GCM Grosvenor, Inc., Class A	3,365	32,842
Hamilton Lane, Inc., Class A	3,763	465,032
MarketWise, Inc.	1,277	1,481
Moelis & Co., Class A	6,924	393,699
Open Lending Corp., Class A(1)	9,892	55,197
P10, Inc., Class A(2)	4,525	38,372
Patria Investments Ltd., Class A	5,365	64,702
Perella Weinberg Partners	5,150	83,687
Piper Sandler Cos.	1,731	398,424
PJT Partners, Inc., Class A	2,312	249,488
Silvercrest Asset Management Group, Inc., Class A	744	11,599
StepStone Group, Inc., Class A	5,363	246,108
StoneX Group, Inc.(1)	2,776	209,061
Value Line, Inc.	91	3,919
Victory Capital Holdings, Inc., Class A	4,030	192,352
Virtus Investment Partners, Inc.	689	155,611
WisdomTree, Inc.	13,617	134,944
		$3,855,129
Chemicals — 1.9%
AdvanSix, Inc.	2,633	$60,348
American Vanguard Corp.	2,506	21,552
Arcadium Lithium PLC(1)	106,171	356,735
Arq, Inc.(1)	2,422	14,701
ASP Isotopes, Inc.(1)	3,883	11,882
Aspen Aerogels, Inc.(1)	5,708	136,136
Avient Corp.	9,026	393,985
Balchem Corp.	3,229	497,105
Cabot Corp.	5,311	488,028
Core Molding Technologies, Inc.(1)	640	10,202
Ecovyst, Inc.(1)	11,401	102,267
Hawkins, Inc.	1,924	175,084
HB Fuller Co.	5,400	415,584
Ingevity Corp.(1)	3,718	162,514
Innospec, Inc.	2,490	307,739
Intrepid Potash, Inc.(1)	831	19,470
Koppers Holdings, Inc.	2,005	74,165
Kronos Worldwide, Inc.	1,877	23,556
LSB Industries, Inc.(1)	5,423	44,360
Mativ Holdings, Inc.	5,420	91,923
Minerals Technologies, Inc.	3,236	269,106
Northern Technologies International Corp.	771	12,768
Orion SA	5,576	122,337
Perimeter Solutions SA(1)	13,111	102,659
PureCycle Technologies, Inc.(1)(2)	11,545	68,346
Quaker Chemical Corp.	1,370	232,489

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Rayonier Advanced Materials, Inc.(1)	5,330	$ 28,995
Sensient Technologies Corp.	4,205	311,969
Stepan Co.	2,118	177,827
Tronox Holdings PLC	11,640	182,632
Valhi, Inc.(2)	189	3,370
		$ 4,919,834
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	6,286	$ 317,884
ACCO Brands Corp.	9,262	43,531
ACV Auctions, Inc., Class A(1)	14,497	264,570
Aris Water Solutions, Inc., Class A	2,469	38,689
Bridger Aerospace Group Holdings, Inc.(1)	879	3,288
BrightView Holdings, Inc.(1)	4,329	57,576
Brink's Co.	4,461	456,806
Casella Waste Systems, Inc., Class A(1)	5,707	566,249
CECO Environmental Corp.(1)	3,074	88,685
Cimpress PLC(1)	1,772	155,245
CompX International, Inc.	124	3,059
CoreCivic, Inc.(1)	11,304	146,726
Deluxe Corp.	4,327	97,185
Driven Brands Holdings, Inc.(1)	5,871	74,738
Ennis, Inc.	2,271	49,712
Enviri Corp.(1)	7,844	67,694
GEO Group, Inc.(1)	11,837	169,979
Healthcare Services Group, Inc.(1)	7,399	78,281
HNI Corp.	4,591	206,687
Interface, Inc.	5,657	83,045
LanzaTech Global, Inc.(1)(2)	10,952	20,261
Liquidity Services, Inc.(1)	2,122	42,398
Matthews International Corp., Class A	2,954	73,998
MillerKnoll, Inc.	7,011	185,721
Montrose Environmental Group, Inc.(1)	3,115	138,804
NL Industries, Inc.	532	3,208
OPENLANE, Inc.(1)	10,732	178,044
Perma-Fix Environmental Services, Inc.(1)	1,232	12,480
Pitney Bowes, Inc.	17,315	87,960
Quad/Graphics, Inc.	2,612	14,235
Quest Resource Holding Corp.(1)	1,690	14,872
Steelcase, Inc., Class A	9,597	124,377
UniFirst Corp.	1,475	253,007
Viad Corp.(1)	2,008	68,272
Virco Mfg. Corp.	1,023	14,261
VSE Corp.	1,283	113,263
		$4,314,790
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	7,756	$40,797
Applied Optoelectronics, Inc.(1)	3,625	30,051
Aviat Networks, Inc.(1)	1,092	31,330
Calix, Inc.(1)	5,759	204,041
Security	Shares	Value
Communications Equipment (continued)
Clearfield, Inc.(1)	1,291	$ 49,781
CommScope Holding Co., Inc.(1)	20,601	25,339
Digi International, Inc.(1)	3,494	80,118
Extreme Networks, Inc.(1)	12,308	165,543
Harmonic, Inc.(1)	10,947	128,846
Infinera Corp.(1)	19,826	120,740
NETGEAR, Inc.(1)	2,438	37,301
NetScout Systems, Inc.(1)	7,183	131,377
Ribbon Communications, Inc.(1)	8,663	28,501
Viasat, Inc.(1)	11,887	150,965
Viavi Solutions, Inc.(1)	22,226	152,693
		$1,377,423
Construction & Engineering — 1.4%
Ameresco, Inc., Class A(1)	3,197	$92,106
Arcosa, Inc.	4,842	403,871
Argan, Inc.	1,271	92,986
Bowman Consulting Group Ltd.(1)	1,118	35,541
Centuri Holdings, Inc.(1)	1,340	8,308
Concrete Pumping Holdings, Inc.(1)	2,145	12,891
Construction Partners, Inc., Class A(1)	4,279	236,244
Dycom Industries, Inc.(1)	2,783	469,659
Fluor Corp.(1)	16,729	728,548
Granite Construction, Inc.	4,315	267,400
Great Lakes Dredge & Dock Corp.(1)	6,469	56,798
IES Holdings, Inc.(1)	808	112,579
Limbach Holdings, Inc.(1)	1,001	56,987
Matrix Service Co.(1)	2,591	25,729
MYR Group, Inc.(1)	1,628	220,936
Northwest Pipe Co.(1)	837	28,433
Orion Group Holdings, Inc.(1)	3,003	28,558
Primoris Services Corp.	5,279	263,369
Southland Holdings, Inc.(1)	310	1,420
Sterling Infrastructure, Inc.(1)	2,988	353,600
Tutor Perini Corp.(1)	4,396	95,745
		$3,591,708
Construction Materials — 0.4%
Knife River Corp.(1)	5,697	$399,588
Smith-Midland Corp.(1)	440	12,184
Summit Materials, Inc., Class A(1)	12,050	441,150
United States Lime & Minerals, Inc.	203	73,928
		$926,850
Consumer Finance — 0.7%
Atlanticus Holdings Corp.(1)	446	$12,568
Bread Financial Holdings, Inc.	5,018	223,602
Consumer Portfolio Services, Inc.(1)	1,073	10,515
Encore Capital Group, Inc.(1)	2,310	96,396
Enova International, Inc.(1)	2,566	159,734
FirstCash Holdings, Inc.	3,795	398,020

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Green Dot Corp., Class A(1)	4,617	$ 43,631
LendingClub Corp.(1)	10,579	89,498
LendingTree, Inc.(1)	911	37,889
Medallion Financial Corp.	1,835	14,093
Moneylion, Inc.(1)	833	61,259
Navient Corp.	8,325	121,212
Nelnet, Inc., Class A	1,336	134,749
NerdWallet, Inc., Class A(1)	3,499	51,085
OppFi, Inc.	1,009	3,421
PRA Group, Inc.(1)	3,840	75,494
PROG Holdings, Inc.	4,153	144,026
Regional Management Corp.	671	19,285
Upstart Holdings, Inc.(1)(2)	7,582	178,859
World Acceptance Corp.(1)	369	45,601
		$1,920,937
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc.	3,200	$158,720
Chefs' Warehouse, Inc.(1)	3,500	136,885
HF Foods Group, Inc.(1)	3,141	9,423
Ingles Markets, Inc., Class A	1,398	95,917
Natural Grocers by Vitamin Cottage, Inc.	875	18,550
PriceSmart, Inc.	2,572	208,847
SpartanNash Co.	3,443	64,591
Sprouts Farmers Market, Inc.(1)	9,870	825,724
United Natural Foods, Inc.(1)	5,890	77,159
Village Super Market, Inc., Class A	640	16,902
Weis Markets, Inc.	1,638	102,817
		$1,715,535
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	14,157	$48,134
Greif, Inc., Class A	2,462	141,491
Greif, Inc., Class B	446	27,870
Myers Industries, Inc.	3,634	48,623
O-I Glass, Inc.(1)	15,177	168,920
Pactiv Evergreen, Inc.	4,146	46,933
Ranpak Holdings Corp.(1)	4,233	27,218
TriMas Corp.	4,125	105,435
		$614,624
Distributors — 0.1%
A-Mark Precious Metals, Inc.(2)	1,891	$61,211
GigaCloud Technology, Inc., Class A(1)	2,300	69,966
Weyco Group, Inc.	443	13,432
		$144,609
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(1)	3,903	$266,224
American Public Education, Inc.(1)	1,538	27,038
Security	Shares	Value
Diversified Consumer Services (continued)
Carriage Services, Inc.	1,188	$ 31,886
Chegg, Inc.(1)	11,742	37,105
Coursera, Inc.(1)	13,485	96,553
European Wax Center, Inc., Class A(1)(2)	3,368	33,444
frontdoor, Inc.(1)	7,691	259,879
Graham Holdings Co., Class B	322	225,255
Laureate Education, Inc.	13,026	194,608
Lincoln Educational Services Corp.(1)	1,956	23,198
Mister Car Wash, Inc.(1)	9,174	65,319
Nerdy, Inc.(1)(2)	4,065	6,789
OneSpaWorld Holdings Ltd.(1)	9,843	151,287
Perdoceo Education Corp.	6,679	143,064
Strategic Education, Inc.	2,250	248,985
Stride, Inc.(1)	4,233	298,426
Udemy, Inc.(1)	9,103	78,559
Universal Technical Institute, Inc.(1)	3,395	53,403
		$2,241,022
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	7,211	$122,298
Alpine Income Property Trust, Inc.	1,076	16,743
American Assets Trust, Inc.	4,853	108,610
Armada Hoffler Properties, Inc.	6,697	74,270
Broadstone Net Lease, Inc.	18,760	297,721
CTO Realty Growth, Inc.(2)	2,168	37,853
Empire State Realty Trust, Inc., Class A	13,132	123,178
Essential Properties Realty Trust, Inc.	17,190	476,335
Gladstone Commercial Corp.	3,969	56,638
Global Net Lease, Inc.	19,351	142,230
NexPoint Diversified Real Estate Trust(2)	2,672	14,776
One Liberty Properties, Inc.	1,306	30,665
		$1,501,317
Diversified Telecommunication Services — 0.4%
Anterix, Inc.(1)	1,290	$51,071
AST SpaceMobile, Inc.(1)	10,756	124,877
ATN International, Inc.	967	22,048
Bandwidth, Inc., Class A(1)	2,355	39,752
Cogent Communications Holdings, Inc.	4,315	243,538
Consolidated Communications Holdings, Inc.(1)	7,940	34,936
Globalstar, Inc.(1)	68,614	76,848
IDT Corp., Class B	1,536	55,173
Liberty Latin America Ltd., Class A(1)	3,362	32,309
Liberty Latin America Ltd., Class C(1)	13,189	126,878
Lumen Technologies, Inc.(1)(2)	100,196	110,216
Shenandoah Telecommunications Co.	4,830	78,874
		$996,520
Electric Utilities — 0.7%
ALLETE, Inc.	5,769	$359,697
Genie Energy Ltd., Class B	1,265	18,494

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	10,894	$ 98,264
MGE Energy, Inc.	3,642	272,130
Otter Tail Corp.	4,121	360,959
PNM Resources, Inc.	8,567	316,636
Portland General Electric Co.	9,958	430,584
		$ 1,856,764
Electrical Equipment — 1.5%
Allient, Inc.	1,377	$ 34,797
American Superconductor Corp.(1)	3,345	78,240
Amprius Technologies, Inc.(1)(2)	444	564
Array Technologies, Inc.(1)	15,690	160,979
Atkore, Inc.	3,598	485,478
Blink Charging Co.(1)(2)	9,426	25,827
Bloom Energy Corp., Class A(1)(2)	19,209	235,118
ChargePoint Holdings, Inc.(1)	38,031	57,427
Encore Wire Corp.	1,501	435,035
Energy Vault Holdings, Inc.(1)(2)	7,973	7,571
EnerSys	3,920	405,798
Enovix Corp.(1)	14,355	221,928
Fluence Energy, Inc.(1)(2)	5,682	98,526
Freyr Battery, Inc.(1)	10,984	18,673
FuelCell Energy, Inc.(1)(2)	47,099	30,087
GrafTech International Ltd.(1)(2)	19,266	18,688
LSI Industries, Inc.	2,901	41,977
Net Power, Inc.(1)	2,072	20,368
NEXTracker, Inc., Class A(1)	11,424	535,557
NuScale Power Corp.(1)(2)	7,603	88,879
Plug Power, Inc.(1)	61,833	144,071
Powell Industries, Inc.	949	136,087
Preformed Line Products Co.	222	27,648
SES AI Corp.(1)(2)	10,311	12,889
Shoals Technologies Group, Inc., Class A(1)	17,762	110,835
SolarMax Technology, Inc.(1)	498	1,638
Solidion Technology, Inc.(1)	868	477
Stem, Inc.(1)(2)	14,154	15,711
SunPower Corp.(1)(2)	8,679	25,690
Sunrun, Inc.(1)	21,416	253,994
Thermon Group Holdings, Inc.(1)	3,323	102,215
TPI Composites, Inc.(1)(2)	4,132	16,487
Ultralife Corp.(1)	986	10,471
Vicor Corp.(1)	2,205	73,118
		$3,932,848
Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc.(1)(2)	1,442	$7,426
Advanced Energy Industries, Inc.	3,754	408,285
Aeva Technologies, Inc.(1)(2)	1,633	4,115
Arlo Technologies, Inc.(1)	8,587	111,974
Badger Meter, Inc.	2,880	536,688
Bel Fuse, Inc., Class A	171	13,836
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Bel Fuse, Inc., Class B	1,032	$ 67,328
Belden, Inc.	3,972	372,574
Benchmark Electronics, Inc.	3,516	138,741
Climb Global Solutions, Inc.	343	21,544
CTS Corp.	3,118	157,864
Daktronics, Inc.(1)	3,227	45,017
ePlus, Inc.(1)	2,642	194,663
Evolv Technologies Holdings, Inc.(1)	11,113	28,338
Fabrinet(1)	3,573	874,635
FARO Technologies, Inc.(1)	1,964	31,424
Insight Enterprises, Inc.(1)	2,733	542,118
Iteris, Inc.(1)	3,528	15,276
Itron, Inc.(1)	4,586	453,831
Kimball Electronics, Inc.(1)	2,480	54,510
Knowles Corp.(1)	8,936	154,235
Lightwave Logic, Inc.(1)(2)	11,312	33,823
Methode Electronics, Inc.	3,514	36,370
MicroVision, Inc.(1)(2)	17,448	18,495
Mirion Technologies, Inc.(1)	19,580	210,289
Napco Security Technologies, Inc.	3,439	178,656
nLIGHT, Inc.(1)	4,350	47,546
Novanta, Inc.(1)	3,515	573,332
OSI Systems, Inc.(1)	1,586	218,107
Ouster, Inc.(1)	4,239	41,669
PAR Technology Corp.(1)(2)	3,303	155,538
PC Connection, Inc.	1,129	72,482
Plexus Corp.(1)	2,738	282,507
Powerfleet, Inc. NJ(1)	8,866	40,518
Richardson Electronics Ltd.	988	11,747
Rogers Corp.(1)	1,794	216,374
Sanmina Corp.(1)	5,499	364,309
ScanSource, Inc.(1)	2,484	110,066
SmartRent, Inc.(1)	18,178	43,445
TTM Technologies, Inc.(1)	10,170	197,603
Vishay Intertechnology, Inc.	12,694	283,076
Vishay Precision Group, Inc.(1)	1,011	30,775
		$7,401,149
Energy Equipment & Services — 2.5%
Archrock, Inc.	15,126	$305,848
Atlas Energy Solutions, Inc.(2)	6,656	132,654
Borr Drilling Ltd.(1)(2)	22,746	146,712
Bristow Group, Inc.(1)	2,348	78,728
Cactus, Inc., Class A	6,419	338,538
ChampionX Corp.	18,692	620,761
Core Laboratories, Inc.(2)	4,661	94,572
Diamond Offshore Drilling, Inc.(1)	10,114	156,666
DMC Global, Inc.(1)	1,926	27,773
Drilling Tools International Corp.(1)	921	5,176
Dril-Quip, Inc.(1)	3,383	62,924
Expro Group Holdings NV(1)	9,279	212,675

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
Forum Energy Technologies, Inc.(1)	810	$ 13,657
Geospace Technologies Corp.(1)	1,231	11,054
Helix Energy Solutions Group, Inc.(1)	14,305	170,802
Helmerich & Payne, Inc.	9,718	351,208
Kodiak Gas Services, Inc.	1,975	53,838
Liberty Energy, Inc.	15,819	330,459
Mammoth Energy Services, Inc.(1)	1,924	6,311
Nabors Industries Ltd.(1)	911	64,827
Natural Gas Services Group, Inc.(1)	1,051	21,146
Newpark Resources, Inc.(1)	7,671	63,746
Noble Corp. PLC	11,382	508,206
Oceaneering International, Inc.(1)	9,991	236,387
Oil States International, Inc.(1)	6,222	27,626
Patterson-UTI Energy, Inc.	39,115	405,231
ProFrac Holding Corp., Class A(1)(2)	1,873	13,879
ProPetro Holding Corp.(1)	9,803	84,992
Ranger Energy Services, Inc.	1,283	13,497
RPC, Inc.	8,391	52,444
SEACOR Marine Holdings, Inc.(1)	1,989	26,832
Seadrill Ltd.(1)	7,290	375,435
Select Water Solutions, Inc.	8,402	89,901
Solaris Oilfield Infrastructure, Inc., Class A	2,541	21,802
TETRA Technologies, Inc.(1)	12,362	42,772
Tidewater, Inc.(1)	4,724	449,772
Transocean Ltd.(1)	71,455	382,284
U.S. Silica Holdings, Inc.(1)	7,493	115,767
Valaris Ltd.(1)	6,150	458,175
		$6,575,077
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)	27,252	$135,715
Atlanta Braves Holdings, Inc., Class A(1)	991	40,958
Atlanta Braves Holdings, Inc., Class C(1)	4,717	186,038
Cinemark Holdings, Inc.(1)	10,928	236,263
Eventbrite, Inc., Class A(1)	7,686	37,200
Golden Matrix Group, Inc.(1)	1,948	4,812
IMAX Corp.(1)	4,433	74,341
Lions Gate Entertainment Corp., Class A(1)	5,843	55,041
Lions Gate Entertainment Corp., Class B(1)	12,478	106,936
LiveOne, Inc.(1)	6,666	10,466
Madison Square Garden Entertainment Corp.(1)	3,965	135,722
Marcus Corp.(2)	2,510	28,539
Playstudios, Inc.(1)	8,439	17,469
Reservoir Media, Inc.(1)	1,534	12,119
Sphere Entertainment Co.(1)	2,593	90,911
Vivid Seats, Inc., Class A(1)(2)	7,449	42,832
		$1,215,362
Financial Services — 2.5%
Acacia Research Corp.(1)	3,139	$15,726
Alerus Financial Corp.	1,781	34,925
Security	Shares	Value
Financial Services (continued)
AvidXchange Holdings, Inc.(1)	17,027	$ 205,346
Banco Latinoamericano de Comercio Exterior SA	2,713	80,495
Burford Capital Ltd.	19,631	256,185
Cannae Holdings, Inc.	5,519	100,115
Cantaloupe, Inc.(1)	5,937	39,184
Cass Information Systems, Inc.	1,350	54,095
Compass Diversified Holdings	6,280	137,469
Enact Holdings, Inc.	2,983	91,459
Essent Group Ltd.	10,224	574,487
EVERTEC, Inc.	6,318	210,074
Federal Agricultural Mortgage Corp., Class C	907	164,004
Flywire Corp.(1)	11,832	193,926
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,964	324,534
I3 Verticals, Inc., Class A(1)	2,239	49,437
International Money Express, Inc.(1)	3,046	63,479
Jackson Financial, Inc., Class A	7,482	555,613
Marqeta, Inc., Class A(1)	45,677	250,310
Merchants Bancorp	1,566	63,486
Mr. Cooper Group, Inc.(1)	6,253	507,931
NCR Atleos Corp.(1)	7,069	191,004
NewtekOne, Inc.	1,925	24,197
NMI Holdings, Inc., Class A(1)	7,775	264,661
Onity Group, Inc.(1)	531	12,733
Pagseguro Digital Ltd., Class A(1)	18,476	215,984
Payoneer Global, Inc.(1)	26,342	145,935
Paysafe Ltd.(1)	3,202	56,611
Paysign, Inc.(1)	2,696	11,620
PennyMac Financial Services, Inc.	2,643	250,028
Priority Technology Holdings, Inc.(1)	578	3,052
Radian Group, Inc.	14,847	461,742
Remitly Global, Inc.(1)	13,787	167,098
Repay Holdings Corp.(1)	8,014	84,628
Sezzle, Inc.(1)	231	20,379
StoneCo Ltd., Class A(1)	28,045	336,260
SWK Holdings Corp.(1)	267	4,536
Velocity Financial, Inc.(1)	672	12,049
Walker & Dunlop, Inc.	3,175	311,785
Waterstone Financial, Inc.	1,822	23,303
		$6,569,885
Food Products — 0.9%
Alico, Inc.	470	$12,178
B&G Foods, Inc.	7,068	57,109
Beyond Meat, Inc.(1)(2)	5,892	39,535
BRC, Inc., Class A(1)(2)	4,075	24,980
Calavo Growers, Inc.	1,707	38,749
Cal-Maine Foods, Inc.	4,017	245,479
Dole PLC	7,110	87,026
Forafric Global PLC(1)(2)	431	4,599
Fresh Del Monte Produce, Inc.	3,359	73,394
Hain Celestial Group, Inc.(1)	8,890	61,430

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
J&J Snack Foods Corp.	1,495	$ 242,743
John B. Sanfilippo & Son, Inc.	891	86,578
Lancaster Colony Corp.	1,950	368,491
Lifeway Foods, Inc.(1)	441	5,632
Limoneira Co.	1,446	30,091
Mama's Creations, Inc.(1)	3,224	21,730
Mission Produce, Inc.(1)	4,781	47,236
Seneca Foods Corp., Class A(1)	439	25,199
Simply Good Foods Co.(1)	9,069	327,663
SunOpta, Inc.(1)(2)	8,959	48,379
TreeHouse Foods, Inc.(1)	4,798	175,799
Utz Brands, Inc.	6,371	106,013
Vital Farms, Inc.(1)	3,012	140,871
Westrock Coffee Co.(1)(2)	3,320	33,964
Whole Earth Brands, Inc.(1)	3,185	15,479
WK Kellogg Co.	6,428	105,805
		$2,426,152
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	11,757	$395,741
Chesapeake Utilities Corp.	2,204	234,065
New Jersey Resources Corp.	9,795	418,638
Northwest Natural Holding Co.	3,571	128,949
ONE Gas, Inc.	5,509	351,750
RGC Resources, Inc.	661	13,517
Southwest Gas Holdings, Inc.	5,968	420,028
Spire, Inc.	5,340	324,298
		$2,286,986
Ground Transportation — 0.4%
ArcBest Corp.	2,399	$256,885
Covenant Logistics Group, Inc.	703	34,651
FTAI Infrastructure, Inc.	9,864	85,126
Heartland Express, Inc.	4,623	57,002
Hertz Global Holdings, Inc.(1)	12,023	42,441
Marten Transport Ltd.	5,775	106,549
PAM Transportation Services, Inc.(1)	502	8,720
RXO, Inc.(1)	11,593	303,157
Universal Logistics Holdings, Inc.	475	19,280
Werner Enterprises, Inc.	6,200	222,146
		$1,135,957
Health Care Equipment & Supplies — 3.2%
Accuray, Inc.(1)	7,702	$14,018
Alphatec Holdings, Inc.(1)	9,548	99,777
AngioDynamics, Inc.(1)	2,837	17,164
Artivion, Inc.(1)	3,885	99,650
AtriCure, Inc.(1)	4,629	105,402
Atrion Corp.	137	61,983
Avanos Medical, Inc.(1)	4,598	91,592
AxoGen, Inc.(1)	4,047	29,300
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Axonics, Inc.(1)	4,962	$ 333,595
Bioventus, Inc., Class A(1)	3,678	21,149
Cerus Corp.(1)	17,500	30,800
CONMED Corp.	3,023	209,554
CVRx, Inc.(1)(2)	918	11,007
Embecta Corp.	5,742	71,775
Fractyl Health, Inc.(1)	735	3,138
Glaukos Corp.(1)	4,777	565,358
Haemonetics Corp.(1)	5,003	413,898
ICU Medical, Inc.(1)	2,101	249,494
Inari Medical, Inc.(1)	5,185	249,658
Inmode Ltd.(1)(2)	7,698	140,412
Inogen, Inc.(1)	1,598	12,992
Integer Holdings Corp.(1)	3,313	383,612
Integra LifeSciences Holdings Corp.(1)	6,715	195,675
iRadimed Corp.	721	31,681
iRhythm Technologies, Inc.(1)	3,061	329,486
Lantheus Holdings, Inc.(1)	6,661	534,812
LeMaitre Vascular, Inc.	1,962	161,433
LivaNova PLC(1)	5,417	296,960
Merit Medical Systems, Inc.(1)	5,607	481,922
Neogen Corp.(1)	21,950	343,078
NeuroPace, Inc.(1)	1,337	10,108
Nevro Corp.(1)	3,529	29,714
Novocure Ltd.(1)	10,433	178,717
Omnicell, Inc.(1)	4,467	120,922
OraSure Technologies, Inc.(1)	7,452	31,746
Orchestra BioMed Holdings, Inc.(1)	1,396	11,377
Orthofix Medical, Inc.(1)	3,494	46,330
OrthoPediatrics Corp.(1)	1,565	45,009
Paragon 28, Inc.(1)(2)	3,915	26,779
PROCEPT BioRobotics Corp.(1)	4,178	255,234
Pulmonx Corp.(1)	3,617	22,932
Pulse Biosciences, Inc.(1)(2)	1,334	14,927
RxSight, Inc.(1)	3,333	200,547
Sanara Medtech, Inc.(1)	313	8,833
Semler Scientific, Inc.(1)	413	14,207
SI-BONE, Inc.(1)	4,118	53,246
Sight Sciences, Inc.(1)	3,442	22,958
Silk Road Medical, Inc.(1)	3,818	103,239
STAAR Surgical Co.(1)	4,831	230,004
Stereotaxis, Inc.(1)	5,370	9,773
SurModics, Inc.(1)	1,426	59,949
Tactile Systems Technology, Inc.(1)	2,295	27,402
Tandem Diabetes Care, Inc.(1)	6,345	255,640
TransMedics Group, Inc.(1)	3,169	477,315
Treace Medical Concepts, Inc.(1)	4,493	29,878
UFP Technologies, Inc.(1)	705	186,028
Utah Medical Products, Inc.	296	19,776
Varex Imaging Corp.(1)	3,855	56,784
Zimvie, Inc.(1)	2,549	46,519

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zynex, Inc.(1)(2)	1,511	$ 14,083
		$ 8,200,351
Health Care Providers & Services — 2.6%
Accolade, Inc.(1)	6,560	$ 23,485
AdaptHealth Corp.(1)	9,594	95,940
Addus HomeCare Corp.(1)	1,555	180,551
agilon health, Inc.(1)	30,224	197,665
AirSculpt Technologies, Inc.(1)	508	2,032
Alignment Healthcare, Inc.(1)	9,806	76,683
AMN Healthcare Services, Inc.(1)	3,713	190,217
Astrana Health, Inc.(1)	4,257	172,664
Aveanna Healthcare Holdings, Inc.(1)	3,026	8,352
BrightSpring Health Services, Inc.(1)	5,379	61,105
Brookdale Senior Living, Inc.(1)	18,689	127,646
Castle Biosciences, Inc.(1)	2,450	53,337
Community Health Systems, Inc.(1)	12,400	41,664
CorVel Corp.(1)	867	220,452
Cross Country Healthcare, Inc.(1)	3,421	47,347
DocGo, Inc.(1)(2)	7,671	23,703
Enhabit, Inc.(1)	4,967	44,306
Ensign Group, Inc.	5,438	672,626
Fulgent Genetics, Inc.(1)	2,034	39,907
GeneDx Holdings Corp.(1)	1,191	31,133
Guardant Health, Inc.(1)	11,263	325,275
HealthEquity, Inc.(1)	8,295	715,029
Hims & Hers Health, Inc.(1)	18,593	375,393
InfuSystem Holdings, Inc.(1)	1,500	10,245
Innovage Holding Corp.(1)	1,437	7,128
Joint Corp.(1)	1,060	14,904
LifeStance Health Group, Inc.(1)(2)	10,545	51,776
ModivCare, Inc.(1)	1,257	32,984
Nano-X Imaging Ltd.(1)(2)	4,525	33,214
National HealthCare Corp.	1,241	134,524
National Research Corp.	1,412	32,405
NeoGenomics, Inc.(1)	13,191	182,959
OPKO Health, Inc.(1)(2)	39,779	49,724
Option Care Health, Inc.(1)	16,937	469,155
Owens & Minor, Inc.(1)	7,381	99,643
PACS Group, Inc.(1)	2,438	71,921
Patterson Cos., Inc.	7,879	190,041
Pediatrix Medical Group, Inc.(1)	8,364	63,148
Pennant Group, Inc.(1)	2,839	65,836
Performant Financial Corp.(1)	5,558	16,118
PetIQ, Inc.(1)	2,696	59,474
Privia Health Group, Inc.(1)	9,995	173,713
Progyny, Inc.(1)	8,228	235,403
Quipt Home Medical Corp.(1)	3,332	10,729
RadNet, Inc.(1)	6,477	381,625
Select Medical Holdings Corp.	10,375	363,747
Sonida Senior Living, Inc.(1)	335	9,213
Security	Shares	Value
Health Care Providers & Services (continued)
Surgery Partners, Inc.(1)	7,666	$ 182,374
Talkspace, Inc.(1)	12,044	27,701
U.S. Physical Therapy, Inc.	1,466	135,488
Viemed Healthcare, Inc.(1)	2,819	18,464
		$ 6,850,168
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	6,370	$ 93,066
CareTrust REIT, Inc.	13,281	333,353
Community Healthcare Trust, Inc.	2,538	59,364
Diversified Healthcare Trust	23,576	71,907
Global Medical REIT, Inc.	6,063	55,052
LTC Properties, Inc.	4,077	140,656
National Health Investors, Inc.	4,101	277,761
Sabra Health Care REIT, Inc.	23,103	355,786
Strawberry Fields REIT, Inc.	571	6,515
Universal Health Realty Income Trust	1,333	52,174
		$1,445,634
Health Care Technology — 0.3%
Definitive Healthcare Corp.(1)	4,806	$26,241
Evolent Health, Inc., Class A(1)	11,404	218,045
Health Catalyst, Inc.(1)	5,546	35,439
HealthStream, Inc.	2,408	67,183
LifeMD, Inc.(1)	3,399	23,317
OptimizeRx Corp.(1)	1,258	12,580
Phreesia, Inc.(1)	4,990	105,788
Schrodinger, Inc.(1)	5,415	104,726
Simulations Plus, Inc.(2)	1,576	76,625
Teladoc Health, Inc.(1)	16,678	163,111
		$833,055
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	22,336	$324,765
Braemar Hotels & Resorts, Inc.	5,189	13,232
Chatham Lodging Trust	4,756	40,521
DiamondRock Hospitality Co.	20,908	176,673
Pebblebrook Hotel Trust	12,078	166,072
RLJ Lodging Trust	15,814	152,289
Ryman Hospitality Properties, Inc.	5,746	573,796
Service Properties Trust	16,396	84,275
Summit Hotel Properties, Inc.	10,419	62,410
Sunstone Hotel Investors, Inc.	20,512	214,556
Xenia Hotels & Resorts, Inc.	9,989	143,142
		$1,951,731
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc.(1)	5,320	$54,583
Bally's Corp.(1)(2)	2,436	29,159
Biglari Holdings, Inc., Class B(1)	80	15,470

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
BJ's Restaurants, Inc.(1)	1,855	$ 64,368
Bloomin' Brands, Inc.	7,737	148,782
Brinker International, Inc.(1)	4,361	315,693
Cheesecake Factory, Inc.(2)	4,823	189,496
Chuy's Holdings, Inc.(1)	1,795	46,526
Cracker Barrel Old Country Store, Inc.(2)	2,194	92,499
Dave & Buster's Entertainment, Inc.(1)	3,378	134,478
Denny's Corp.(1)	4,997	35,479
Despegar.com Corp.(1)	6,024	79,698
Dine Brands Global, Inc.	1,555	56,291
El Pollo Loco Holdings, Inc.(1)	2,823	31,928
Everi Holdings, Inc.(1)	8,390	70,476
First Watch Restaurant Group, Inc.(1)(2)	2,973	52,206
Full House Resorts, Inc.(1)	2,565	12,825
Global Business Travel Group, Inc. (1)	12,296	81,154
Golden Entertainment, Inc.	2,012	62,593
Hilton Grand Vacations, Inc.(1)	7,228	292,228
Inspired Entertainment, Inc.(1)	1,661	15,198
International Game Technology PLC	11,248	230,134
Jack in the Box, Inc.	2,064	105,140
Krispy Kreme, Inc.	8,703	93,644
Kura Sushi USA, Inc., Class A(1)	575	36,277
Life Time Group Holdings, Inc.(1)	5,766	108,574
Lindblad Expeditions Holdings, Inc.(1)	3,449	33,283
Monarch Casino & Resort, Inc.	1,339	91,226
Mondee Holdings, Inc.(1)(2)	3,749	8,998
Nathan's Famous, Inc.	233	15,793
ONE Group Hospitality, Inc.(1)	1,532	6,511
Papa John's International, Inc.(2)	3,297	154,893
PlayAGS, Inc.(1)	3,050	35,075
Portillo's, Inc., Class A(1)	5,292	51,438
Potbelly Corp.(1)	2,155	17,305
RCI Hospitality Holdings, Inc.	845	36,808
Red Rock Resorts, Inc., Class A	4,931	270,860
Rush Street Interactive, Inc.(1)	7,448	71,426
Sabre Corp.(1)	36,853	98,398
Shake Shack, Inc., Class A(1)	3,769	339,210
Six Flags Entertainment Corp.	7,182	238,011
Super Group SGHC Ltd.(1)	13,369	43,182
Sweetgreen, Inc., Class A(1)	9,603	289,434
Target Hospitality Corp.(1)	3,084	26,862
United Parks & Resorts, Inc.(1)	3,648	198,123
Vacasa, Inc., Class A(1)	918	4,471
Xponential Fitness, Inc., Class A(1)	2,041	31,840
		$4,518,046
Household Durables — 2.0%
Beazer Homes USA, Inc.(1)	2,929	$80,489
Cavco Industries, Inc.(1)	836	289,398
Century Communities, Inc.	2,778	226,851
Cricut, Inc., Class A	4,718	28,261
Security	Shares	Value
Household Durables (continued)
Dream Finders Homes, Inc., Class A(1)	2,390	$ 61,710
Ethan Allen Interiors, Inc.	2,254	62,864
Flexsteel Industries, Inc.	452	14,039
GoPro, Inc., Class A(1)	12,764	18,125
Green Brick Partners, Inc.(1)	3,081	176,356
Hamilton Beach Brands Holding Co., Class A	835	14,354
Helen of Troy Ltd.(1)	2,394	222,020
Hooker Furnishings Corp.	908	13,148
Hovnanian Enterprises, Inc., Class A(1)	483	68,547
Installed Building Products, Inc.	2,348	482,937
iRobot Corp.(1)(2)	2,726	24,834
KB Home	6,595	462,837
Landsea Homes Corp.(1)	2,092	19,225
La-Z-Boy, Inc.	4,316	160,900
Legacy Housing Corp.(1)	819	18,788
LGI Homes, Inc.(1)	2,156	192,940
Lifetime Brands, Inc.	1,219	10,471
Lovesac Co.(1)	1,384	31,251
M/I Homes, Inc.(1)	2,689	328,434
Meritage Homes Corp.	3,520	569,712
Purple Innovation, Inc.(1)(2)	4,415	4,592
Skyline Champion Corp.(1)	5,396	365,579
Sonos, Inc.(1)	12,358	182,404
Taylor Morrison Home Corp.(1)	10,172	563,936
Traeger, Inc.(1)(2)	3,429	8,230
TRI Pointe Homes, Inc.(1)	9,157	341,098
United Homes Group, Inc.(1)	508	2,891
Vizio Holding Corp., Class A(1)	8,706	94,025
Worthington Enterprises, Inc.	3,062	144,924
		$5,286,170
Household Products — 0.3%
Central Garden & Pet Co.(1)(2)	964	$37,114
Central Garden & Pet Co., Class A(1)	5,133	169,543
Energizer Holdings, Inc.	7,045	208,109
Oil-Dri Corp. of America	405	25,957
WD-40 Co.	1,355	297,612
		$738,335
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc.(1)	5,278	$20,690
Montauk Renewables, Inc.(1)	6,625	37,762
Ormat Technologies, Inc.	5,390	386,463
Sunnova Energy International, Inc.(1)(2)	11,009	61,430
		$506,345
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A	2,564	$52,357
		$52,357

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs — 0.5%
Industrial Logistics Properties Trust	6,397	$ 23,541
Innovative Industrial Properties, Inc.	2,788	304,506
LXP Industrial Trust	28,478	259,719
Plymouth Industrial REIT, Inc.	4,269	91,271
Terreno Realty Corp.	9,359	553,866
		$ 1,232,903
Insurance — 1.7%
Ambac Financial Group, Inc.(1)	4,583	$ 58,754
American Coastal Insurance Corp., Class C(1)	1,620	17,091
AMERISAFE, Inc.	1,896	83,215
Baldwin Insurance Group, Inc.(1)	6,452	228,853
CNO Financial Group, Inc.	10,525	291,753
Crawford & Co., Class A	1,459	12,606
Donegal Group, Inc., Class A	1,516	19,526
Employers Holdings, Inc.	2,664	113,566
Enstar Group Ltd.(1)	1,241	379,374
F&G Annuities & Life, Inc.	1,837	69,898
Fidelis Insurance Holdings Ltd.	4,723	77,032
Genworth Financial, Inc., Class A(1)	42,709	257,962
GoHealth, Inc., Class A(1)(2)	324	3,149
Goosehead Insurance, Inc., Class A(1)	2,142	123,037
Greenlight Capital Re Ltd., Class A(1)	2,647	34,676
Hamilton Insurance Group Ltd., Class B(1)	1,664	27,706
HCI Group, Inc.	730	67,284
Heritage Insurance Holdings, Inc.(1)	2,240	15,859
Hippo Holdings, Inc.(1)(2)	1,933	33,228
Horace Mann Educators Corp.	4,086	133,285
Investors Title Co.	111	19,994
James River Group Holdings Ltd.	3,680	28,446
Kingsway Financial Services, Inc.(1)(2)	879	7,243
Lemonade, Inc.(1)(2)	5,040	83,160
Maiden Holdings Ltd.(1)	7,497	15,444
MBIA, Inc.(1)	4,850	26,627
Mercury General Corp.	2,665	141,618
National Western Life Group, Inc., Class A	224	111,315
NI Holdings, Inc.(1)	903	13,816
Oscar Health, Inc., Class A(1)	19,049	301,355
Palomar Holdings, Inc.(1)	2,424	196,708
ProAssurance Corp.(1)	5,370	65,621
Root, Inc., Class A(1)	846	43,662
Safety Insurance Group, Inc.	1,428	107,143
Selective Insurance Group, Inc.	5,960	559,227
Selectquote, Inc.(1)	10,628	29,333
SiriusPoint Ltd.(1)	9,662	117,876
Skyward Specialty Insurance Group, Inc.(1)	3,639	131,659
Stewart Information Services Corp.	2,661	165,195
Tiptree, Inc.	2,311	38,108
Trupanion, Inc.(1)	3,229	94,933
United Fire Group, Inc.	2,075	44,592
Security	Shares	Value
Insurance (continued)
Universal Insurance Holdings, Inc.	2,020	$ 37,895
		$ 4,428,824
Interactive Media & Services — 0.6%
Bumble, Inc., Class A(1)	10,060	$ 105,731
CarGurus, Inc.(1)	8,652	226,682
Cars.com, Inc.(1)	6,614	130,296
EverQuote, Inc., Class A(1)	2,223	46,372
fuboTV, Inc.(1)(2)	28,397	35,212
Getty Images Holdings, Inc.(1)	9,829	32,042
Grindr, Inc.(1)	2,405	29,437
MediaAlpha, Inc., Class A(1)	2,341	30,831
Nextdoor Holdings, Inc.(1)	17,089	47,507
Outbrain, Inc.(1)	4,048	20,159
QuinStreet, Inc.(1)	5,125	85,024
Shutterstock, Inc.(2)	2,452	94,892
System1, Inc.(1)(2)	2,046	3,110
TrueCar, Inc.(1)	7,838	24,533
Vimeo, Inc.(1)	15,130	56,435
Yelp, Inc.(1)	6,426	237,441
Ziff Davis, Inc.(1)	4,458	245,413
ZipRecruiter, Inc., Class A(1)	6,932	63,012
		$1,514,129
IT Services — 0.7%
Applied Digital Corp.(1)(2)	8,490	$50,515
ASGN, Inc.(1)	4,421	389,800
Backblaze, Inc., Class A(1)	3,910	24,086
BigBear.ai Holdings, Inc.(1)(2)	9,954	15,031
BigCommerce Holdings, Inc., Series 1(1)(2)	6,679	53,833
Core Scientific, Inc.(1)	17,473	162,499
Couchbase, Inc.(1)	3,354	61,244
DigitalOcean Holdings, Inc.(1)	6,430	223,442
Fastly, Inc., Class A(1)	12,512	92,213
Grid Dynamics Holdings, Inc.(1)	5,471	57,500
Hackett Group, Inc.	2,467	53,583
Information Services Group, Inc.	2,665	7,835
Perficient, Inc.(1)	3,400	254,286
Rackspace Technology, Inc.(1)(2)	7,773	23,164
Squarespace, Inc., Class A(1)	5,949	259,555
Thoughtworks Holding, Inc.(1)(2)	9,131	25,932
Tucows, Inc., Class A(1)(2)	790	15,263
Unisys Corp.(1)	6,557	27,080
		$1,796,861
Leisure Products — 0.4%
Acushnet Holdings Corp.(2)	2,840	$180,283
AMMO, Inc.(1)	6,601	11,090
Clarus Corp.	2,191	14,745
Escalade, Inc.	822	11,335
Funko, Inc., Class A(1)	3,416	33,340

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
JAKKS Pacific, Inc.(1)	597	$ 10,692
Johnson Outdoors, Inc., Class A	405	14,167
Latham Group, Inc.(1)	3,322	10,066
Malibu Boats, Inc., Class A(1)	2,021	70,816
Marine Products Corp.	813	8,211
MasterCraft Boat Holdings, Inc.(1)	1,615	30,491
Peloton Interactive, Inc., Class A(1)	33,133	111,990
Smith & Wesson Brands, Inc.	4,512	64,702
Solo Brands, Inc., Class A(1)	906	2,066
Sturm Ruger & Co., Inc.	1,738	72,388
Topgolf Callaway Brands Corp.(1)	14,308	218,912
Vista Outdoor, Inc.(1)	5,712	215,057
		$1,080,351
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.(1)	11,286	$40,855
Akoya Biosciences, Inc.(1)(2)	1,199	2,806
BioLife Solutions, Inc.(1)	3,432	73,548
ChromaDex Corp.(1)	4,797	13,096
Codexis, Inc.(1)	4,645	14,399
Conduit Pharmaceuticals, Inc.(1)	2,258	2,393
CryoPort, Inc.(1)	4,259	29,430
Cytek Biosciences, Inc.(1)	12,042	67,194
Harvard Bioscience, Inc.(1)	3,230	9,206
Lifecore Biomedical, Inc.(1)	2,087	10,706
Maravai LifeSciences Holdings, Inc., Class A(1)	10,821	77,478
MaxCyte, Inc.(1)	10,250	40,180
Mesa Laboratories, Inc.	509	44,166
Nautilus Biotechnology, Inc.(1)	3,575	8,366
OmniAb, Inc.(1)	9,652	36,195
OmniAb, Inc. (earnout shares)(1)(4)(5)	462	0
OmniAb, Inc. (earnout shares)(1)(4)(5)	462	0
Pacific Biosciences of California, Inc.(1)(2)	26,094	35,749
Quanterix Corp.(1)	3,475	45,905
Quantum-Si, Inc.(1)(2)	9,906	10,401
Standard BioTools, Inc.(1)	29,558	52,318
		$614,391
Machinery — 3.6%
374Water, Inc.(1)(2)	4,891	$5,869
3D Systems Corp.(1)	12,675	38,912
Alamo Group, Inc.	1,003	173,519
Albany International Corp., Class A	3,058	258,248
Astec Industries, Inc.	2,260	67,032
Atmus Filtration Technologies, Inc.(1)	8,436	242,788
Barnes Group, Inc.	4,550	188,415
Blue Bird Corp.(1)	3,150	169,627
Chart Industries, Inc.(1)	4,136	596,990
Columbus McKinnon Corp.	2,805	96,885
Commercial Vehicle Group, Inc.(1)	2,653	13,000
Douglas Dynamics, Inc.	2,242	52,463
Security	Shares	Value
Machinery (continued)
Eastern Co.	510	$ 12,990
Energy Recovery, Inc.(1)	5,537	73,587
Enerpac Tool Group Corp.	5,328	203,423
Enpro, Inc.	2,091	304,387
ESCO Technologies, Inc.	2,553	268,167
Federal Signal Corp.	5,892	492,984
Franklin Electric Co., Inc.	4,438	427,468
Gencor Industries, Inc.(1)	870	16,826
Gorman-Rupp Co.	2,259	82,928
Graham Corp.(1)	1,004	28,273
Greenbrier Cos., Inc.	3,137	155,438
Helios Technologies, Inc.	3,258	155,569
Hillenbrand, Inc.	6,995	279,940
Hillman Solutions Corp.(1)	19,582	173,301
Hyliion Holdings Corp.(1)(2)	14,559	23,586
Hyster-Yale, Inc.	1,071	74,681
John Bean Technologies Corp.	3,178	301,815
Kadant, Inc.	1,167	342,841
Kennametal, Inc.	7,762	182,717
L B Foster Co., Class A(1)	888	19,110
Lindsay Corp.	1,099	135,045
Luxfer Holdings PLC	2,400	27,816
Manitowoc Co., Inc.(1)	3,438	39,640
Mayville Engineering Co., Inc.(1)	912	15,194
Miller Industries, Inc.	1,050	57,771
Mueller Industries, Inc.	10,949	623,436
Mueller Water Products, Inc., Class A	15,487	277,527
Nikola Corp.(1)	1	7
NN, Inc.(1)	4,511	13,533
Omega Flex, Inc.	248	12,717
Park-Ohio Holdings Corp.	693	17,942
Proto Labs, Inc.(1)	2,621	80,963
REV Group, Inc.	5,031	125,222
Shyft Group, Inc.	3,397	40,288
SPX Technologies, Inc.(1)	4,448	632,239
Standex International Corp.	1,173	189,029
Taylor Devices, Inc.(1)	233	10,480
Tennant Co.	1,841	181,228
Terex Corp.	6,699	367,373
Titan International, Inc.(1)	5,211	38,614
Trinity Industries, Inc.	8,007	239,569
Twin Disc, Inc.	1,094	12,887
Wabash National Corp.	4,717	103,019
Watts Water Technologies, Inc., Class A	2,684	492,165
		$9,257,483
Marine Transportation — 0.3%
Costamare, Inc.	4,298	$70,616
Genco Shipping & Trading Ltd.	4,153	88,500
Golden Ocean Group Ltd.	12,236	168,857
Himalaya Shipping Ltd.(1)	2,261	20,711

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Marine Transportation (continued)
Matson, Inc.	3,332	$ 436,392
Pangaea Logistics Solutions Ltd.	3,008	23,553
Safe Bulkers, Inc.	6,968	40,554
		$ 849,183
Media — 0.7%
Advantage Solutions, Inc.(1)	8,993	$ 28,958
AMC Networks, Inc., Class A(1)	3,026	29,231
Boston Omaha Corp., Class A(1)	2,278	30,662
Cable One, Inc.	553	195,762
Cardlytics, Inc.(1)(2)	3,307	27,151
Clear Channel Outdoor Holdings, Inc.(1)(2)	36,584	51,583
EchoStar Corp., Class A(1)	11,800	210,158
Emerald Holding, Inc.(1)(2)	1,289	7,334
Entravision Communications Corp., Class A	5,618	11,405
EW Scripps Co., Class A(1)	5,870	18,432
Gambling.com Group Ltd.(1)	651	5,351
Gannett Co., Inc.(1)	14,229	65,596
Gray Television, Inc.	8,170	42,484
Ibotta, Inc., Class A(1)	746	56,069
iHeartMedia, Inc., Class A(1)(2)	8,782	9,572
Innovid Corp.(1)	10,437	19,308
Integral Ad Science Holding Corp.(1)	6,724	65,357
John Wiley & Sons, Inc., Class A	3,775	153,643
Magnite, Inc.(1)	12,326	163,813
National CineMedia, Inc.(1)	6,944	30,484
PubMatic, Inc., Class A(1)	4,266	86,643
Scholastic Corp.	2,305	81,758
Sinclair, Inc.(2)	3,125	41,656
Stagwell, Inc.(1)	7,777	53,039
TechTarget, Inc.(1)	2,573	80,200
TEGNA, Inc.	17,267	240,702
Thryv Holdings, Inc.(1)	3,058	54,494
Townsquare Media, Inc., Class A	965	10,576
WideOpenWest, Inc.(1)	4,110	22,235
		$1,893,656
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.	1,077	$302,131
Arch Resources, Inc.	1,722	262,140
Caledonia Mining Corp. PLC	1,356	13,180
Carpenter Technology Corp.	4,663	510,972
Century Aluminum Co.(1)	5,191	86,949
Coeur Mining, Inc.(1)	38,709	217,545
Commercial Metals Co.	11,338	623,477
Compass Minerals International, Inc.(2)	3,406	35,184
Constellium SE(1)	12,688	239,169
Contango ORE, Inc.(1)(2)	778	14,059
Critical Metals Corp.(1)	716	8,069
Dakota Gold Corp.(1)	3,810	9,716
Haynes International, Inc.	1,254	73,610
Security	Shares	Value
Metals & Mining (continued)
Hecla Mining Co.	56,683	$ 274,913
i-80 Gold Corp.(1)	15,953	17,229
Ivanhoe Electric, Inc.(1)(2)	8,189	76,813
Kaiser Aluminum Corp.	1,586	139,409
Lifezone Holdings Ltd.(1)	3,577	27,471
Materion Corp.	2,017	218,098
Metallus, Inc.(1)	4,290	86,958
Metals Acquisition Ltd., Class A(1)	5,277	72,242
Novagold Resources, Inc.(1)	24,037	83,168
Olympic Steel, Inc.	1,021	45,771
Perpetua Resources Corp.(1)	3,119	16,219
Piedmont Lithium, Inc.(1)(2)	1,783	17,794
Radius Recycling, Inc.	2,572	39,274
Ramaco Resources, Inc., Class A	2,216	27,589
Ramaco Resources, Inc., Class B	336	3,649
Ryerson Holding Corp.	2,913	56,804
SSR Mining, Inc.	19,882	89,668
SunCoke Energy, Inc.	8,308	81,418
Tredegar Corp.(1)	2,145	10,275
Universal Stainless & Alloy Products, Inc.(1)	853	23,355
Warrior Met Coal, Inc.	5,164	324,144
Worthington Steel, Inc.	3,062	102,148
		$4,230,610
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	1,617	$19,727
AG Mortgage Investment Trust, Inc.	2,820	18,725
Angel Oak Mortgage REIT, Inc.	557	7,297
Apollo Commercial Real Estate Finance, Inc.	14,116	138,196
Arbor Realty Trust, Inc.(2)	18,043	258,917
Ares Commercial Real Estate Corp.(2)	5,128	34,101
ARMOUR Residential REIT, Inc.	5,092	98,683
Blackstone Mortgage Trust, Inc., Class A	17,198	299,589
BrightSpire Capital, Inc.	12,807	73,000
Chicago Atlantic Real Estate Finance, Inc.(2)	1,352	20,767
Chimera Investment Corp.	7,716	98,765
Claros Mortgage Trust, Inc.	9,023	72,364
Dynex Capital, Inc.(2)	6,259	74,732
Ellington Financial, Inc.(2)	7,413	89,549
Franklin BSP Realty Trust, Inc.	8,265	104,139
Granite Point Mortgage Trust, Inc.	4,738	14,072
Invesco Mortgage Capital, Inc.(2)	4,656	43,627
KKR Real Estate Finance Trust, Inc.	5,856	52,997
Ladder Capital Corp.	11,260	127,125
MFA Financial, Inc.	10,171	108,219
New York Mortgage Trust, Inc.	9,047	52,834
Nexpoint Real Estate Finance, Inc.	588	8,067
Orchid Island Capital, Inc.(2)	5,450	45,453
PennyMac Mortgage Investment Trust	8,786	120,808
Ready Capital Corp.	15,925	130,267
Redwood Trust, Inc.	13,124	85,175

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Seven Hills Realty Trust	1,253	$ 15,888
TPG RE Finance Trust, Inc.	5,623	48,583
Two Harbors Investment Corp.	9,668	127,714
		$ 2,389,380
Multi-Utilities — 0.4%
Avista Corp.	7,945	$ 274,976
Black Hills Corp.	6,721	365,488
Northwestern Energy Group, Inc.	6,158	308,393
Unitil Corp.	1,586	82,139
		$1,030,996
Office REITs — 0.7%
Brandywine Realty Trust	16,919	$75,797
City Office REIT, Inc.	3,686	18,356
COPT Defense Properties	11,030	276,081
Douglas Emmett, Inc.	16,157	215,050
Easterly Government Properties, Inc.	9,929	122,822
Equity Commonwealth(1)	10,434	202,420
Franklin Street Properties Corp.	9,556	14,621
Hudson Pacific Properties, Inc.	13,630	65,560
JBG SMITH Properties	8,693	132,394
NET Lease Office Properties	1,455	35,822
Orion Office REIT, Inc.	5,639	20,244
Paramount Group, Inc.	18,393	85,159
Peakstone Realty Trust	3,628	38,457
Piedmont Office Realty Trust, Inc., Class A	12,278	89,015
Postal Realty Trust, Inc., Class A	1,548	20,635
SL Green Realty Corp.	6,548	370,879
		$1,783,312
Oil, Gas & Consumable Fuels — 3.6%
Aemetis, Inc.(1)	3,550	$10,685
Amplify Energy Corp.(1)	2,675	18,136
Ardmore Shipping Corp.	4,052	91,292
Berry Corp.	7,582	48,980
California Resources Corp.	6,759	359,714
Centrus Energy Corp., Class A(1)	1,204	51,471
Clean Energy Fuels Corp.(1)	16,735	44,682
CNX Resources Corp.(1)	14,678	356,675
Comstock Resources, Inc.	9,139	94,863
CONSOL Energy, Inc.(1)	2,867	292,520
Crescent Energy Co., Class A	9,376	111,106
CVR Energy, Inc.(2)	3,347	89,599
Delek U.S. Holdings, Inc.	6,612	163,713
DHT Holdings, Inc.	13,636	157,769
Diversified Energy Co. PLC(6)	4,604	62,108
Dorian LPG Ltd.	3,571	149,839
Empire Petroleum Corp.(1)(2)	508	2,621
Encore Energy Corp.(1)	15,193	59,860
Energy Fuels, Inc.(1)(2)	15,617	94,639
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Equitrans Midstream Corp.	42,578	$ 552,662
Evolution Petroleum Corp.(2)	2,605	13,728
Excelerate Energy, Inc., Class A	1,391	25,650
Flex LNG Ltd.	2,961	80,065
FutureFuel Corp.	1,874	9,614
Golar LNG Ltd.	9,696	303,970
Granite Ridge Resources, Inc.	5,158	32,650
Green Plains, Inc.(1)	5,782	91,703
Gulfport Energy Corp.(1)	1,269	191,619
Hallador Energy Co.(1)	1,886	14,654
HighPeak Energy, Inc.(2)	1,050	14,763
International Seaways, Inc.	4,039	238,826
Kinetik Holdings, Inc.	3,633	150,552
Kosmos Energy Ltd.(1)	47,288	261,976
Magnolia Oil & Gas Corp., Class A	16,968	429,969
Murphy Oil Corp.	14,212	586,103
NACCO Industries, Inc., Class A	304	8,412
NextDecade Corp.(1)	11,328	89,944
Nordic American Tankers Ltd.	20,402	81,200
Northern Oil & Gas, Inc.	9,719	361,255
Overseas Shipholding Group, Inc., Class A	4,767	40,424
Par Pacific Holdings, Inc.(1)	5,494	138,723
PBF Energy, Inc., Class A	10,176	468,300
Peabody Energy Corp.	12,541	277,407
PrimeEnergy Resources Corp.(1)	61	6,487
REX American Resources Corp.(1)	1,555	70,892
Riley Exploration Permian, Inc.	821	23,243
Ring Energy, Inc.(1)(2)	11,829	19,991
Sable Offshore Corp.(1)	4,944	74,506
SandRidge Energy, Inc.	3,148	40,704
Scorpio Tankers, Inc.	4,590	373,121
SFL Corp. Ltd.	11,446	158,870
SilverBow Resources, Inc.(1)	2,184	82,621
Sitio Royalties Corp., Class A	8,515	201,039
SM Energy Co.	11,210	484,608
Talos Energy, Inc.(1)	13,717	166,662
Teekay Corp.(1)	6,546	58,718
Teekay Tankers Ltd., Class A	2,377	163,561
Uranium Energy Corp.(1)	39,163	235,370
Ur-Energy, Inc.(1)	26,941	37,717
VAALCO Energy, Inc.	10,631	66,656
Verde Clean Fuels, Inc.(1)	355	1,470
Vital Energy, Inc.(1)	2,802	125,586
Vitesse Energy, Inc.	2,473	58,610
W&T Offshore, Inc.(2)	9,698	20,754
World Kinect Corp.	6,132	158,206
		$9,353,833
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$80,121

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Paper & Forest Products (continued)
Sylvamo Corp.	3,446	$ 236,396
		$ 316,517
Passenger Airlines — 0.4%
Allegiant Travel Co.	1,571	$ 78,911
Blade Air Mobility, Inc.(1)(2)	4,209	14,647
Frontier Group Holdings, Inc.(1)(2)	3,758	18,527
Hawaiian Holdings, Inc.(1)	5,027	62,486
JetBlue Airways Corp.(1)	30,013	182,779
Joby Aviation, Inc.(1)(2)	39,375	200,813
SkyWest, Inc.(1)	3,882	318,596
Spirit Airlines, Inc.(2)	10,907	39,920
Sun Country Airlines Holdings, Inc.(1)	3,720	46,723
Wheels Up Experience, Inc.(1)	8,787	16,607
		$980,009
Personal Care Products — 0.3%
Beauty Health Co.(1)(2)	7,481	$14,363
Edgewell Personal Care Co.	4,820	193,716
Herbalife Ltd.(1)	9,825	102,082
Honest Co., Inc.(1)	7,847	22,913
Inter Parfums, Inc.	1,786	207,230
Medifast, Inc.	1,067	23,282
Nature's Sunshine Products, Inc.(1)	1,018	15,341
Nu Skin Enterprises, Inc., Class A	4,956	52,236
Olaplex Holdings, Inc.(1)	13,585	20,921
USANA Health Sciences, Inc.(1)	1,121	50,714
Veru, Inc.(1)	12,941	10,887
Waldencast PLC, Class A(1)(2)	3,615	12,978
		$726,663
Pharmaceuticals — 1.5%
Alimera Sciences, Inc.(1)	2,099	$11,670
Alto Neuroscience, Inc.(1)	869	9,290
Amneal Pharmaceuticals, Inc.(1)	15,590	98,996
Amphastar Pharmaceuticals, Inc.(1)	3,987	159,480
ANI Pharmaceuticals, Inc.(1)	1,812	115,388
Aquestive Therapeutics, Inc.(1)	7,276	18,918
Arvinas, Inc.(1)	6,294	167,546
Atea Pharmaceuticals, Inc.(1)	7,514	24,871
Avadel Pharmaceuticals PLC(1)	9,055	127,313
Axsome Therapeutics, Inc.(1)(2)	3,690	297,045
Biote Corp., Class A(1)	2,642	19,736
Cassava Sciences, Inc.(1)(2)	3,951	48,795
Collegium Pharmaceutical, Inc.(1)	3,419	110,092
Contineum Therapeutics, Inc., Class A(1)	680	11,975
Corcept Therapeutics, Inc.(1)	7,922	257,386
CorMedix, Inc.(1)(2)	3,685	15,956
Edgewise Therapeutics, Inc.(1)	7,112	128,087
Enliven Therapeutics, Inc.(1)	3,449	80,603
Esperion Therapeutics, Inc.(1)	18,512	41,097
Security	Shares	Value
Pharmaceuticals (continued)
Evolus, Inc.(1)	5,415	$ 58,753
EyePoint Pharmaceuticals, Inc.(1)(2)	4,898	42,613
Fulcrum Therapeutics, Inc.(1)	6,079	37,690
Harmony Biosciences Holdings, Inc.(1)	2,958	89,243
Harrow, Inc.(1)(2)	2,564	53,562
Innoviva, Inc.(1)	5,422	88,921
Ligand Pharmaceuticals, Inc.(1)	1,656	139,534
Liquidia Corp.(1)(2)	4,913	58,956
Longboard Pharmaceuticals, Inc.(1)	3,168	85,631
Lyra Therapeutics, Inc.(1)	4,741	1,312
MediWound Ltd.(1)	785	12,183
Mind Medicine MindMed, Inc.(1)	7,053	50,852
Nektar Therapeutics(1)	17,490	21,688
Neumora Therapeutics, Inc.(1)	8,241	81,009
Nuvation Bio, Inc.(1)	14,367	41,952
Ocular Therapeutix, Inc.(1)(2)	15,245	104,276
Omeros Corp.(1)	5,027	20,410
Pacira BioSciences, Inc.(1)	4,526	129,489
Phathom Pharmaceuticals, Inc.(1)(2)	3,095	31,878
Phibro Animal Health Corp., Class A	1,619	27,151
Pliant Therapeutics, Inc.(1)	5,614	60,350
Prestige Consumer Healthcare, Inc.(1)	4,971	342,253
Revance Therapeutics, Inc.(1)(2)	8,289	21,303
Scilex Holding Co.(1)	5,205	10,045
scPharmaceuticals, Inc.(1)(2)	2,385	10,375
SIGA Technologies, Inc.	3,774	28,645
Supernus Pharmaceuticals, Inc.(1)	4,884	130,647
Tarsus Pharmaceuticals, Inc.(1)	3,604	97,957
Telomir Pharmaceuticals, Inc.(1)	471	2,265
Terns Pharmaceuticals, Inc.(1)	5,640	38,408
Theravance Biopharma, Inc.(1)(2)	3,598	30,511
Third Harmonic Bio, Inc.(1)	2,017	26,221
Trevi Therapeutics, Inc.(1)	3,438	10,245
Ventyx Biosciences, Inc.(1)	4,650	10,741
Verrica Pharmaceuticals, Inc.(1)	1,724	12,568
WaVe Life Sciences Ltd.(1)	7,334	36,597
Xeris Biopharma Holdings, Inc.(1)(2)	9,930	22,342
Zevra Therapeutics, Inc.(1)(2)	2,864	14,034
		$3,826,854
Professional Services — 2.2%
Alight, Inc., Class A(1)	46,537	$343,443
Asure Software, Inc.(1)	1,563	13,129
Barrett Business Services, Inc.	2,740	89,790
Blacksky Technology, Inc.(1)(2)	9,762	10,445
CBIZ, Inc.(1)	4,783	354,420
Conduent, Inc.(1)	16,976	55,342
CRA International, Inc.	671	115,560
CSG Systems International, Inc.	2,955	121,657
DLH Holdings Corp.(1)	831	8,775
ExlService Holdings, Inc.(1)	15,400	482,944

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Exponent, Inc.	4,952	$ 471,034
First Advantage Corp.	5,435	87,340
FiscalNote Holdings, Inc.(1)(2)	5,142	7,507
Forrester Research, Inc.(1)	966	16,499
Franklin Covey Co.(1)	1,203	45,714
Heidrick & Struggles International, Inc.	1,956	61,771
HireQuest, Inc.	443	5,471
Huron Consulting Group, Inc.(1)	1,742	171,587
IBEX Holdings Ltd.(1)	718	11,617
ICF International, Inc.	1,828	271,385
Innodata, Inc.(1)(2)	2,083	30,891
Insperity, Inc.	3,624	330,545
Kelly Services, Inc., Class A	3,255	69,690
Kforce, Inc.	1,926	119,662
Korn Ferry	5,207	349,598
Legalzoom.com, Inc.(1)	13,345	111,965
Maximus, Inc.	5,977	512,229
Mistras Group, Inc.(1)	1,720	14,259
NV5 Global, Inc.(1)	1,440	133,877
Planet Labs PBC(1)(2)	18,824	35,013
Resources Connection, Inc.	3,200	35,328
Spire Global, Inc.(1)	2,185	23,685
Sterling Check Corp.(1)	3,146	46,561
TriNet Group, Inc.	3,195	319,500
TrueBlue, Inc.(1)	3,148	32,424
TTEC Holdings, Inc.	1,918	11,278
Upwork, Inc.(1)	12,952	139,234
Verra Mobility Corp.(1)	16,314	443,741
Willdan Group, Inc.(1)	1,228	35,428
WNS Holdings Ltd.(1)	4,542	238,455
		$5,778,793
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)(2)	112	$1,590
Anywhere Real Estate, Inc.(1)	10,639	35,215
Compass, Inc., Class A(1)	35,721	128,596
Cushman & Wakefield PLC(1)	22,434	233,314
DigitalBridge Group, Inc.	15,575	213,377
eXp World Holdings, Inc.(2)	7,935	89,546
Forestar Group, Inc.(1)	1,808	57,838
FRP Holdings, Inc.(1)	1,176	33,540
Kennedy-Wilson Holdings, Inc.	11,899	115,658
Marcus & Millichap, Inc.	2,400	75,648
Maui Land & Pineapple Co., Inc.(1)	623	13,737
Newmark Group, Inc., Class A	13,379	136,867
Offerpad Solutions, Inc.(1)	1,023	4,522
Opendoor Technologies, Inc.(1)	57,551	105,894
RE/MAX Holdings, Inc., Class A	1,564	12,668
Real Brokerage, Inc.(1)	9,322	37,847
Redfin Corp.(1)(2)	10,568	63,514
RMR Group, Inc., Class A	1,361	30,759
Security	Shares	Value
Real Estate Management & Development (continued)
St. Joe Co.	3,424	$ 187,293
Star Holdings(1)	1,028	12,398
Stratus Properties, Inc.(1)	442	11,147
Tejon Ranch Co.(1)	2,066	35,246
Transcontinental Realty Investors, Inc.(1)	94	2,607
		$ 1,638,821
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A(1)	14,746	$ 122,244
BRT Apartments Corp.	1,176	20,545
Centerspace	1,503	101,648
Clipper Realty, Inc.	1,313	4,740
Elme Communities	8,738	139,196
Independence Realty Trust, Inc.	22,520	422,025
NexPoint Residential Trust, Inc.	2,244	88,660
UMH Properties, Inc.	6,199	99,122
Veris Residential, Inc.	7,866	117,990
		$1,116,170
Retail REITs — 1.1%
Acadia Realty Trust	10,031	$179,756
Alexander's, Inc.	184	41,374
CBL & Associates Properties, Inc.	2,226	52,044
Getty Realty Corp.	4,944	131,807
InvenTrust Properties Corp.	6,760	167,378
Kite Realty Group Trust	21,275	476,134
Macerich Co.	21,570	333,041
NETSTREIT Corp.(2)	6,764	108,900
Phillips Edison & Co., Inc.	12,222	399,782
Retail Opportunity Investments Corp.	12,239	152,131
Saul Centers, Inc.	1,207	44,381
SITE Centers Corp.	18,613	269,889
Tanger, Inc.	10,586	286,986
Urban Edge Properties	11,424	211,001
Whitestone REIT	4,835	64,354
		$2,918,958
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A(1)	4,782	$110,273
Aehr Test Systems(1)(2)	2,571	28,718
Alpha & Omega Semiconductor Ltd.(1)	2,305	86,138
Ambarella, Inc.(1)	3,803	205,172
Axcelis Technologies, Inc.(1)	3,192	453,870
CEVA, Inc.(1)	2,293	44,232
Cohu, Inc.(1)	4,642	153,650
Credo Technology Group Holding Ltd.(1)	12,405	396,216
Diodes, Inc.(1)	4,510	324,404
Everspin Technologies, Inc.(1)	1,907	11,423
FormFactor, Inc.(1)	7,700	466,081
GCT Semiconductor Holding, Inc.(1)	742	3,866
Ichor Holdings Ltd.(1)	3,189	122,936

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Impinj, Inc.(1)	2,215	$ 347,246
indie Semiconductor, Inc., Class A(1)(2)	15,597	96,233
Kulicke & Soffa Industries, Inc.	5,375	264,396
MaxLinear, Inc.(1)	7,878	158,663
Navitas Semiconductor Corp.(1)(2)	11,326	44,511
NVE Corp.	394	29,428
PDF Solutions, Inc.(1)	3,045	110,777
Photronics, Inc.(1)	6,070	149,747
Power Integrations, Inc.	5,545	389,204
QuickLogic Corp.(1)	1,351	14,037
Rambus, Inc.(1)	10,751	631,729
Rigetti Computing, Inc.(1)	13,859	14,829
Semtech Corp.(1)	6,357	189,947
Silicon Laboratories, Inc.(1)	3,105	343,506
SiTime Corp.(1)	1,800	223,884
SkyWater Technology, Inc.(1)(2)	1,736	13,280
SMART Global Holdings, Inc.(1)	4,804	109,867
Synaptics, Inc.(1)	3,819	336,836
Ultra Clean Holdings, Inc.(1)	4,422	216,678
Veeco Instruments, Inc.(1)	5,446	254,383
		$6,346,160
Software — 5.6%
8x8, Inc.(1)	11,167	$24,791
A10 Networks, Inc.	7,021	97,241
ACI Worldwide, Inc.(1)	10,333	409,083
Adeia, Inc.	10,636	118,964
Agilysys, Inc.(1)	2,167	225,671
Airship AI Holdings, Inc.(1)	303	1,088
Alarm.com Holdings, Inc.(1)	4,781	303,785
Alkami Technology, Inc.(1)	4,315	122,891
Altair Engineering, Inc., Class A(1)	5,601	549,346
American Software, Inc., Class A	2,770	25,290
Amplitude, Inc., Class A(1)	6,680	59,452
Appian Corp., Class A(1)	4,079	125,878
Arteris, Inc.(1)	2,703	20,300
Asana, Inc., Class A(1)	8,418	117,768
AudioEye, Inc.(1)	684	12,045
Aurora Innovation, Inc.(1)(2)	82,382	228,198
AvePoint, Inc.(1)	12,433	129,552
Bit Digital, Inc.(1)	9,122	29,008
Blackbaud, Inc.(1)	4,044	308,031
BlackLine, Inc.(1)	5,683	275,341
Blend Labs, Inc., Class A(1)	22,620	53,383
Box, Inc., Class A(1)	14,069	371,984
Braze, Inc., Class A(1)	5,128	199,172
C3.ai, Inc., Class A(1)(2)	8,427	244,046
Cerence, Inc.(1)	4,008	11,343
Cipher Mining, Inc.(1)	16,915	70,197
Cleanspark, Inc.(1)	21,712	346,306
Clear Secure, Inc., Class A	8,287	155,050
Security	Shares	Value
Software (continued)
Clearwater Analytics Holdings, Inc., Class A(1)	13,717	$ 254,039
Commvault Systems, Inc.(1)	4,276	519,833
Consensus Cloud Solutions, Inc.(1)	1,958	33,638
CS Disco, Inc.(1)	1,668	9,941
Daily Journal Corp.(1)	134	52,860
Dave, Inc.(1)	766	23,210
Digimarc Corp.(1)(2)	1,402	43,476
Digital Turbine, Inc.(1)	9,410	15,621
Domo, Inc., Class B(1)	3,023	23,338
D-Wave Quantum, Inc.(1)	8,581	9,782
E2open Parent Holdings, Inc.(1)	17,033	76,478
eGain Corp.(1)	1,491	9,408
Enfusion, Inc., Class A(1)	3,783	32,231
Envestnet, Inc.(1)	5,005	313,263
Everbridge, Inc.(1)	4,044	141,500
EverCommerce, Inc.(1)	2,327	25,550
Freshworks, Inc., Class A(1)	19,973	253,457
Hut 8 Corp.(1)	7,857	117,776
iLearningEngines Holdings, Inc.(1)	2,872	26,078
Instructure Holdings, Inc.(1)(2)	1,938	45,369
Intapp, Inc.(1)	3,975	145,763
InterDigital, Inc.(2)	2,478	288,836
Jamf Holding Corp.(1)	6,945	114,592
Kaltura, Inc.(1)	6,855	8,226
LiveRamp Holdings, Inc.(1)	6,444	199,377
Marathon Digital Holdings, Inc.(1)(2)	26,788	531,742
Matterport, Inc.(1)	24,746	110,615
MeridianLink, Inc.(1)	2,591	55,344
Mitek Systems, Inc.(1)	4,210	47,068
N-able, Inc.(1)	6,953	105,894
NCR Voyix Corp.(1)	14,255	176,049
NextNav, Inc.(1)(2)	7,350	59,608
Olo, Inc., Class A(1)	10,204	45,102
ON24, Inc.(1)	3,120	18,751
OneSpan, Inc.(1)	3,953	50,677
Ooma, Inc.(1)	2,353	23,365
Pagaya Technologies Ltd., Class A(1)	3,958	50,504
PagerDuty, Inc.(1)	8,744	200,500
Porch Group, Inc.(1)	7,562	11,419
PowerSchool Holdings, Inc., Class A(1)	5,572	124,757
Prairie Operating Co.(1)	410	4,449
Progress Software Corp.	4,207	228,272
PROS Holdings, Inc.(1)	4,443	127,292
Q2 Holdings, Inc.(1)	5,686	343,036
Qualys, Inc.(1)	3,638	518,779
Rapid7, Inc.(1)	6,281	271,528
Red Violet, Inc.(1)	1,096	27,838
Rekor Systems, Inc.(1)	6,961	10,790
ReposiTrak, Inc.	1,148	17,553
Rimini Street, Inc.(1)	3,438	10,555
Riot Platforms, Inc.(1)(2)	26,591	243,042

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Roadzen, Inc.(1)	1,482	$ 3,290
Sapiens International Corp. NV	3,055	103,656
SEMrush Holdings, Inc., Class A(1)	3,554	47,588
SolarWinds Corp.	5,026	60,563
SoundHound AI, Inc., Class A(1)(2)	27,805	109,830
SoundThinking, Inc.(1)	986	12,009
Sprinklr, Inc., Class A(1)	10,340	99,471
Sprout Social, Inc., Class A(1)	4,948	176,545
SPS Commerce, Inc.(1)	3,661	688,854
Telos Corp.(1)	5,513	22,162
Tenable Holdings, Inc.(1)	11,539	502,870
Terawulf, Inc.(1)(2)	22,548	100,339
Varonis Systems, Inc.(1)	10,986	526,998
Verint Systems, Inc.(1)	6,288	202,474
Vertex, Inc., Class A(1)	5,317	191,678
Viant Technology, Inc., Class A(1)	874	8,626
Weave Communications, Inc.(1)	3,215	28,999
WM Technology, Inc.(1)	8,176	8,503
Workiva, Inc.(1)	5,024	366,702
Xperi, Inc.(1)	4,164	34,186
Yext, Inc.(1)	10,639	56,919
Zeta Global Holdings Corp., Class A(1)	16,115	284,430
Zuora, Inc., Class A(1)	12,691	126,022
		$14,596,089
Specialized REITs — 0.4%
Farmland Partners, Inc.(2)	4,989	$57,523
Four Corners Property Trust, Inc.	9,372	231,207
Gladstone Land Corp.	3,332	45,615
Outfront Media, Inc.	14,672	209,810
PotlatchDeltic Corp.	7,897	311,063
Safehold, Inc.	5,040	97,222
Uniti Group, Inc.	23,685	69,160
		$1,021,600
Specialty Retail — 2.4%
1-800-Flowers.com, Inc., Class A(1)	2,081	$19,811
Aaron's Co., Inc.	2,660	26,547
Abercrombie & Fitch Co., Class A(1)	4,922	875,328
Academy Sports & Outdoors, Inc.	7,218	384,358
aka Brands Holding Corp.(1)	61	930
American Eagle Outfitters, Inc.	17,867	356,625
America's Car-Mart, Inc.(1)	578	34,801
Arhaus, Inc.	5,020	85,039
Arko Corp.	8,129	50,969
Asbury Automotive Group, Inc.(1)	1,985	452,322
BARK, Inc.(1)(2)	9,359	16,940
Beyond, Inc.(1)(2)	4,484	58,651
Boot Barn Holdings, Inc.(1)	2,899	373,768
Buckle, Inc.	3,037	112,187
Build-A-Bear Workshop, Inc.	1,064	26,887
Security	Shares	Value
Specialty Retail (continued)
Caleres, Inc.	3,449	$ 115,886
Camping World Holdings, Inc., Class A	4,156	74,226
Citi Trends, Inc.(1)	788	16,753
Designer Brands, Inc., Class A	4,336	29,615
Destination XL Group, Inc.(1)	4,482	16,314
EVgo, Inc.(1)(2)	10,242	25,093
Foot Locker, Inc.	8,506	211,970
Genesco, Inc.(1)	983	25,420
Group 1 Automotive, Inc.	1,297	385,572
GrowGeneration Corp.(1)(2)	4,242	9,120
Haverty Furniture Cos., Inc.	1,371	34,673
Hibbett, Inc.	1,137	99,158
J Jill, Inc.	376	13,149
Lands' End, Inc.(1)	1,134	15,411
Leslie's, Inc.(1)(2)	17,657	73,983
MarineMax, Inc.(1)	2,124	68,754
Monro, Inc.	3,098	73,918
National Vision Holdings, Inc.(1)	7,721	101,068
ODP Corp.(1)	3,242	127,313
OneWater Marine, Inc., Class A(1)(2)	953	26,274
Petco Health & Wellness Co., Inc.(1)	8,134	30,747
RealReal, Inc.(1)	9,589	30,589
Revolve Group, Inc.(1)	4,079	64,897
RumbleON, Inc., Class B(1)	1,573	6,449
Sally Beauty Holdings, Inc.(1)	10,669	114,478
Shoe Carnival, Inc.	1,826	67,361
Signet Jewelers Ltd.	4,185	374,892
Sleep Number Corp.(1)	2,108	20,174
Sonic Automotive, Inc., Class A	1,548	84,320
Stitch Fix, Inc., Class A(1)	8,194	34,005
ThredUp, Inc., Class A(1)	7,003	11,905
Tile Shop Holdings, Inc.(1)	2,729	18,912
Tilly's, Inc., Class A(1)	1,890	11,397
Torrid Holdings, Inc.(1)(2)	979	7,333
Upbound Group, Inc.	5,479	168,205
Urban Outfitters, Inc.(1)	6,277	257,671
Victoria's Secret & Co.(1)	7,689	135,865
Warby Parker, Inc., Class A(1)	8,425	135,306
Winmark Corp.	284	100,147
Zumiez, Inc.(1)	1,649	32,123
		$6,125,609
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc.(2)	583	$3,964
Corsair Gaming, Inc.(1)	3,645	40,241
CPI Card Group, Inc.(1)	351	9,565
Diebold Nixdorf, Inc.(1)	2,476	95,276
Eastman Kodak Co.(1)	5,624	30,257
Immersion Corp.	2,586	24,334
IonQ, Inc.(1)(2)	19,437	136,642
Turtle Beach Corp.(1)	1,190	17,065

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.	12,117	$ 140,800
		$ 498,144
Textiles, Apparel & Luxury Goods — 0.5%
Figs, Inc., Class A(1)	12,705	$ 67,718
G-III Apparel Group Ltd.(1)	4,157	112,530
Hanesbrands, Inc.(1)(2)	34,991	172,506
Kontoor Brands, Inc.	5,454	360,782
Movado Group, Inc.	1,587	39,453
Oxford Industries, Inc.	1,489	149,123
Rocky Brands, Inc.	588	21,732
Steven Madden Ltd.	7,102	300,415
Superior Group of Cos., Inc.	1,274	24,091
Vera Bradley, Inc.(1)	2,166	13,559
Wolverine World Wide, Inc.(2)	7,724	104,429
		$1,366,338
Tobacco — 0.1%
Ispire Technology, Inc.(1)	1,837	$14,696
Turning Point Brands, Inc.	1,415	45,407
Universal Corp.	2,397	115,511
Vector Group Ltd.	14,452	152,758
		$328,372
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc.	2,313	$18,597
Applied Industrial Technologies, Inc.	3,768	730,992
Beacon Roofing Supply, Inc.(1)	6,240	564,720
BlueLinx Holdings, Inc.(1)	869	80,895
Boise Cascade Co.	3,880	462,574
Custom Truck One Source, Inc.(1)	4,543	19,762
Distribution Solutions Group, Inc.(1)	894	26,820
DNOW, Inc.(1)	10,910	149,794
DXP Enterprises, Inc.(1)	1,272	58,309
EVI Industries, Inc.	392	7,417
FTAI Aviation Ltd.	9,761	1,007,628
GATX Corp.	3,497	462,863
Global Industrial Co.	1,285	40,298
GMS, Inc.(1)	3,999	322,359
H&E Equipment Services, Inc.	3,197	141,212
Herc Holdings, Inc.	2,758	367,614
Hudson Technologies, Inc.(1)	4,324	38,008
Karat Packaging, Inc.	359	10,619
McGrath RentCorp	2,391	254,761
MRC Global, Inc.(1)	8,341	107,682
Rush Enterprises, Inc., Class A	6,190	259,175
Rush Enterprises, Inc., Class B	846	33,197
Titan Machinery, Inc.(1)	2,046	32,531
Transcat, Inc.(1)	849	101,608
Willis Lease Finance Corp.	234	16,216
Security	Shares	Value
Trading Companies & Distributors (continued)
Xometry, Inc., Class A(1)(2)	3,374	$ 39,003
		$ 5,354,654
Transportation Infrastructure — 0.0%(3)
Sky Harbour Group Corp.(1)	1,111	$ 10,277
		$ 10,277
Water Utilities — 0.4%
American States Water Co.	3,699	$ 268,436
Cadiz, Inc.(1)	3,349	10,348
California Water Service Group	5,772	279,884
Consolidated Water Co. Ltd.	1,557	41,323
Global Water Resources, Inc.	641	7,756
Middlesex Water Co.	1,742	91,037
Pure Cycle Corp.(1)	1,502	14,344
SJW Group	3,307	179,306
York Water Co.	1,406	52,149
		$944,583
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	6,590	$63,396
Spok Holdings, Inc.	1,468	21,741
Telephone and Data Systems, Inc.	9,837	203,921
		$289,058
Total Common Stocks (identified cost $198,518,896)		$241,002,725

Exchange-Traded Funds — 2.1%

Security	Shares	Value
Equity Funds — 2.1%
iShares Russell 2000 ETF(2)	27,000	$ 5,478,030
Total Exchange-Traded Funds (identified cost $5,297,805)		$ 5,478,030

Miscellaneous — 0.0%

Security	Shares	Value
Miscellaneous — 0.0%
Empire Resorts, Inc., Escrow Certificates(1)(2)(4)	270	$ 0
Total Miscellaneous (identified cost $0)		$ 0

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
Cartesian Therapeutics, Inc. CVR(1)(4)	9,591	1,726
GTx, Inc. CVR(1)(4)(5)	57	0
Icosavax, Inc. CVR(1)(4)(5)	2,705	839
Inhibrx, Inc. CVR(1)(4)(5)	3,412	2,209
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	611
Radius Health, Inc. CVR(1)(4)(5)	3,845	308
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	41
		$5,734
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$2,312
		$2,312
Paper & Forest Products — 0.0%(3)
Resolute Forest Products, Inc. CVR(1)(4)(5)	3,447	$3,792
		$3,792
Pharmaceuticals — 0.0%(3)
Chinook Therapeutics, Inc. CVR(1)(4)(5)	5,764	$2,248
Jounce Therapeutics, Inc. CVR(1)(2)(4)(5)	2,585	77
Rain Oncology, Inc. CVR(1)(2)(4)(5)	1,403	70
Theseus Pharmaceuticals, Inc. CVR(1)(4)(5)	889	9
		$2,404
Total Rights (identified cost $15,214)		$14,242

Warrants — 0.0%

Security	Shares	Value
Chemicals — 0.0%
Danimer Scientific, Inc., Exp. 7/15/25(1)	2,333	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.7%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(7)	2,886,950	$ 2,886,950
Total Affiliated Fund (identified cost $2,886,950)		$ 2,886,950

Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(8)	5,680,414	$ 5,680,414
Total Securities Lending Collateral (identified cost $5,680,414)		$ 5,680,414
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/3/24(9)	$1,000	$ 986,500
Total U.S. Treasury Obligations (identified cost $986,761)		$ 986,500
Total Short-Term Investments (identified cost $9,554,125)		$ 9,553,864
Total Investments — 98.8% (identified cost $213,386,040)		$256,048,861
Other Assets, Less Liabilities — 1.2%		$ 3,237,328
Net Assets — 100.0%		$259,286,189

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $8,597,209.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $12,516, which represents less than 0.05% of the net assets of the Fund as of June 30, 2024.

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $62,108 or less than 0.05% of the Fund's net assets.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	124	Long	9/20/24	$12,803,000	$3,880
					$3,880
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Chinook Therapeutics, Inc. CVR	8/14/23	2,248
Flexion Therapeutics, Inc. CVR	7/20/22	2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839
Inhibrx, Inc. CVR	5/30/24	2,218
Jounce Therapeutics, Inc. CVR	5/5/23	23
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Radius Health, Inc. CVR	8/16/22	308
Rain Oncology, Inc. CVR	1/29/24	70
Resolute Forest Products, Inc. CVR	3/1/23	4,895
Theseus Pharmaceuticals, Inc. CVR	2/15/24	9
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $210,499,090) - including $8,597,209 of securities on loan	$253,161,911
Investments in securities of affiliated issuers, at value (identified cost $2,886,950)	2,886,950
Receivable for variation margin on open futures contracts	3,900
Cash	137,136
Receivable for investments sold	28,490,070
Receivable for capital shares sold	325,984
Dividends receivable	234,682
Dividends receivable - affiliated	13,777
Securities lending income receivable	15,467
Receivable from affiliate	80,853
Directors' deferred compensation plan	44,811
Total assets	$285,395,541
Liabilities
Payable for investments purchased	$19,741,565
Payable for capital shares redeemed	403,226
Deposits for securities loaned	5,680,414
Payable to affiliates:
Investment advisory fee	52,557
Administrative fee	25,410
Distribution fees	11,127
Sub-transfer agency fee	353
Directors' deferred compensation plan	44,811
Accrued expenses	149,889
Total liabilities	$26,109,352
Net Assets	$259,286,189
Sources of Net Assets
Paid-in capital	$196,048,344
Distributable earnings	63,237,845
Net Assets	$259,286,189
Class I Shares
Net Assets	$191,146,046
Shares Outstanding	2,357,942
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$81.06
Class F Shares
Net Assets	$68,140,143
Shares Outstanding	851,036
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$80.07

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $2,974)	$1,896,801
Dividend income - affiliated issuers	107,321
Interest income	27,055
Securities lending income, net	96,754
Total investment income	$2,127,931
Expenses
Investment advisory fee	$324,853
Administrative fee	155,930
Distribution fees:
Class F	67,796
Directors' fees and expenses	7,065
Custodian fees	15,222
Transfer agency fees and expenses	87,232
Accounting fees	30,864
Professional fees	30,370
Reports to shareholders	7,992
Licensing fees	70,403
Miscellaneous	18,492
Total expenses	$816,219
Waiver and/or reimbursement of expenses by affiliates	$(244,657)
Net expenses	$571,562
Net investment income	$1,556,369
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$10,476,501
Futures contracts	176,460
Net realized gain	$10,652,961
Change in unrealized appreciation (depreciation):
Investment securities	$(7,914,847)
Futures contracts	(349,350)
Net change in unrealized appreciation (depreciation)	$(8,264,197)
Net realized and unrealized gain	$2,388,764
Net increase in net assets from operations	$3,945,133

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,556,369	$3,210,934
Net realized gain	10,652,961	4,414,563
Net change in unrealized appreciation (depreciation)	(8,264,197)	25,731,034
Net increase in net assets from operations	$3,945,133	$33,356,531
Distributions to shareholders:
Class I	$ —	$(1,692,385)
Class F	—	(606,190)
Total distributions to shareholders	$ —	$(2,298,575)
Capital share transactions:
Class I	$(9,242,893)	$35,867,215
Class F	(2,499,844)	6,353,830
Net increase (decrease) in net assets from capital share transactions	$(11,742,737)	$42,221,045
Net increase (decrease) in net assets	$(7,797,604)	$73,279,001
Net Assets
At beginning of period	$267,083,793	$193,804,792
At end of period	$259,286,189	$267,083,793

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Financial Highlights

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$79.76	$69.08	$99.34	$89.92	$80.81	$71.03
Income (Loss) From Operations
Net investment income(1)	$0.50	$1.10	$0.97	$0.82	$0.79	$0.90
Net realized and unrealized gain (loss)	0.80	10.27	(21.79)	12.22	13.71	15.99
Total income (loss) from operations	$1.30	$11.37	$(20.82)	$13.04	$14.50	$16.89
Less Distributions
From net investment income	$ —	$(0.65)	$(0.70)	$(0.77)	$(0.82)	$(0.77)
From net realized gain	—	(0.04)	(8.74)	(2.85)	(4.57)	(6.34)
Total distributions	$ —	$(0.69)	$(9.44)	$(3.62)	$(5.39)	$(7.11)
Net asset value — End of period	$81.06	$79.76	$69.08	$99.34	$89.92	$80.81
Total Return(2)	1.63%(3)	16.60%	(20.52)%	14.53%	19.64%	25.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$191,146	$197,464	$139,281	$183,595	$168,541	$154,335
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%(5)	0.58%	0.57%	0.57%	0.59%	0.58%
Net expenses	0.39%(5)(6)	0.38%(6)	0.39%(6)	0.39%	0.39%	0.39%
Net investment income	1.25%(5)	1.52%	1.19%	0.81%	1.08%	1.13%
Portfolio Turnover	10%(3)	15%	15%	19%	16%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the adviser of a portion of its investment advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$78.86	$68.45	$98.73	$89.56	$80.67	$71.07
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.94	$0.82	$0.62	$0.64	$0.73
Net realized and unrealized gain (loss)	0.80	10.16	(21.66)	12.17	13.64	15.98
Total income (loss) from operations	$1.21	$11.10	$(20.84)	$12.79	$14.28	$16.71
Less Distributions
From net investment income	$ —	$(0.65)	$(0.70)	$(0.77)	$(0.82)	$(0.77)
From net realized gain	—	(0.04)	(8.74)	(2.85)	(4.57)	(6.34)
Total distributions	$ —	$(0.69)	$(9.44)	$(3.62)	$(5.39)	$(7.11)
Net asset value — End of period	$80.07	$78.86	$68.45	$98.73	$89.56	$80.67
Total Return(2)	1.53%(3)	16.36%	(20.67)%	14.30%	19.40%	24.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,140	$69,620	$54,524	$64,047	$49,261	$43,233
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.78%(5)	0.78%	0.77%	0.77%	0.79%	0.78%
Net expenses	0.59%(5)(6)	0.58%(6)	0.59%(6)	0.59%	0.59%	0.60%
Net investment income	1.05%(5)	1.31%	1.01%	0.62%	0.88%	0.92%
Portfolio Turnover	10%(3)	15%	15%	19%	16%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the adviser of a portion of its investment advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$241,002,725(2)	$ —	$0	$241,002,725
Exchange-Traded Funds	5,478,030	—	—	5,478,030
Miscellaneous	—	—	0	0
Rights	—	—	14,242	14,242
Warrants	0	—	—	0
Short-Term Investments:
Affiliated Fund	2,886,950	—	—	2,886,950
Securities Lending Collateral	5,680,414	—	—	5,680,414
U.S. Treasury Obligations	—	986,500	—	986,500
Total Investments	$255,048,119	$986,500	$14,242	$256,048,861
Futures Contracts	$3,880	$ —	$ —	$3,880
Total	$255,051,999	$986,500	$14,242	$256,052,741

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $324,853.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $3,005 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $241,652.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $155,930.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $67,796 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $354 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $86,422, of which $33,293 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,658.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $24,544,773 and $41,553,989, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$213,661,789
Gross unrealized appreciation	$77,923,761
Gross unrealized depreciation	(35,532,809)
Net unrealized appreciation	$42,390,952
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2024 is included in the Schedule of Investments. During the six months ended June 30, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$3,880(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 176,460	$ (349,350)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2024 was approximately $6,517,000.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $8,597,209 and the total value of collateral received was $9,222,455, comprised of cash of $5,680,414 and U.S. government and/or agencies securities of $3,542,041.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,395,978	$ —	$ —	$ —	$5,395,978
Exchange-Traded Funds	276,375	—	—	—	276,375
Rights	8,061	—	—	—	8,061
Total	$5,680,414	$ —	$ —	$ —	$5,680,414
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,886,950, which represents 1.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,273,713	$15,832,256	$(18,219,019)	$ —	$ —	$2,886,950	$107,321	2,886,950
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	93,627	$7,548,882	719,250	$54,924,183
Reinvestment of distributions	—	—	24,337	1,692,385
Shares redeemed	(211,413)	(16,791,775)	(283,956)	(20,749,353)
Net increase (decrease)	(117,786)	$(9,242,893)	459,631	$35,867,215
Class F
Shares sold	86,761	$6,881,929	262,340	$19,079,096
Reinvestment of distributions	—	—	8,813	606,190
Shares redeemed	(118,589)	(9,381,773)	(184,892)	(13,331,456)
Net increase (decrease)	(31,828)	$(2,499,844)	86,261	$6,353,830
At June 30, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 34.8% of the value of the outstanding shares of the Fund and separate accounts of three other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 44.1%.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Russell 2000® Small Cap Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Russell 2000® Small Cap Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2023, while the Fund had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2023. This data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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CVPRSI-NCSR 6.30.24

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
EAFE International Index Portfolio

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 7.3%
Ampol Ltd.	1,867	$ 40,156
ANZ Group Holdings Ltd.	26,985	506,986
APA Group(1)	11,621	61,771
Aristocrat Leisure Ltd.	5,213	172,631
ASX Ltd.(1)	1,628	64,958
Aurizon Holdings Ltd.	18,599	45,181
BHP Group Ltd.	45,983	1,314,284
BlueScope Steel Ltd.	3,687	50,050
Brambles Ltd.	12,975	125,208
CAR Group Ltd.	3,345	78,314
Cochlear Ltd.(1)	569	125,601
Coles Group Ltd.	12,685	143,703
Commonwealth Bank of Australia(1)	15,105	1,279,565
Computershare Ltd.	5,081	88,866
CSL Ltd.	4,396	862,043
Dexus(1)	9,086	39,196
Endeavour Group Ltd.(1)	12,926	43,345
Fortescue Ltd.(1)	14,757	210,087
Goodman Group(1)	15,161	349,763
GPT Group(1)	18,956	50,540
Insurance Australia Group Ltd.(1)	21,559	102,201
Lottery Corp. Ltd.	19,080	64,308
Macquarie Group Ltd.	3,322	452,029
Medibank Pvt Ltd.(1)	26,808	66,439
Mineral Resources Ltd.(1)	1,488	53,234
Mirvac Group(1)	32,152	40,003
National Australia Bank Ltd.	27,921	673,321
Northern Star Resources Ltd.	11,131	96,662
Orica Ltd.	4,768	56,624
Origin Energy Ltd.	16,389	118,574
Pilbara Minerals Ltd.(1)	22,929	46,656
Pro Medicus Ltd.	578	54,894
Qantas Airways Ltd.(2)	7,283	28,343
QBE Insurance Group Ltd.	14,094	162,696
Ramsay Health Care Ltd.(1)	1,442	45,527
REA Group Ltd.(1)	489	63,851
Reece Ltd.(1)	2,319	38,728
Rio Tinto Ltd.	3,367	266,706
Santos Ltd.(1)	30,645	155,475
Scentre Group	48,423	100,366
SEEK Ltd.(1)	3,291	46,711
Seven Group Holdings Ltd.(1)	1,675	41,845
Sonic Healthcare Ltd.(1)	4,238	74,011
South32 Ltd.(1)	38,956	94,511
Stockland	19,317	53,504
Suncorp Group Ltd.	11,287	130,523
Telstra Group Ltd.	39,494	95,347
Transurban Group(1)	27,384	225,851
Treasury Wine Estates Ltd.(1)	6,545	54,156
Security	Shares	Value
Australia (continued)
Vicinity Ltd.	36,142	$ 44,440
Washington H Soul Pattinson & Co. Ltd.(1)	1,836	40,056
Wesfarmers Ltd.	10,202	441,761
Westpac Banking Corp.	31,392	568,419
WiseTech Global Ltd.(1)	1,460	97,059
Woodside Energy Group Ltd.(1)	17,450	328,601
Woolworths Group Ltd.	11,197	251,395
		$ 10,927,075
Austria — 0.2%
Erste Group Bank AG	3,038	$143,804
OMV AG	1,381	60,028
Verbund AG	639	50,559
voestalpine AG	996	26,927
		$281,318
Belgium — 0.8%
Ageas SA	1,339	$61,094
Anheuser-Busch InBev SA	8,086	469,439
D'ieteren Group	195	41,291
Elia Group SA	260	24,283
Groupe Bruxelles Lambert NV	804	57,246
KBC Group NV	2,264	159,527
Lotus Bakeries NV(1)	4	41,246
Sofina SA	155	35,271
Syensqo SA	606	54,090
UCB SA(1)	1,174	174,324
Umicore SA(1)	1,766	26,576
Warehouses De Pauw CVA	1,614	43,592
		$1,187,979
Denmark — 4.0%
AP Moller - Maersk AS, Class A	29	$49,208
AP Moller - Maersk AS, Class B	43	74,577
Carlsberg AS, Class B	892	107,088
Coloplast AS, Class B	1,077	129,469
Danske Bank AS	6,327	188,709
Demant AS(2)	798	34,562
DSV AS	1,517	232,857
Genmab AS(2)	626	156,871
Novo Nordisk AS, Class B	29,468	4,216,421
Novonesis (Novozymes), Class B	3,422	209,065
Orsted AS(2)(3)	1,603	85,154
Pandora AS	768	115,594
Rockwool AS, Class B	107	43,375
Tryg AS	3,470	75,815
Vestas Wind Systems AS(2)	9,367	217,202
		$5,935,967
Finland — 1.0%
Elisa OYJ	1,214	$55,581

1
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
Fortum OYJ	4,229	$ 61,911
Kesko OYJ, Class B(1)	2,174	38,245
Kone OYJ, Class B	3,197	158,512
Metso OYJ(1)	5,161	54,853
Neste OYJ(1)	3,509	62,616
Nokia OYJ	46,427	176,704
Nordea Bank Abp	28,002	333,812
Orion OYJ, Class B(1)	819	34,930
Sampo OYJ, Class A	4,226	182,243
Stora Enso OYJ, Class R(1)	5,297	72,333
UPM-Kymmene OYJ	4,923	172,908
Wartsila OYJ Abp	4,725	91,600
		$1,496,248
France — 10.4%
Accor SA	1,612	$65,961
Aeroports de Paris SA	337	41,047
Air Liquide SA	5,232	902,978
Alstom SA	3,247	54,760
Amundi SA(3)	658	42,557
ArcelorMittal SA	3,998	91,591
Arkema SA	475	41,393
AXA SA	16,262	532,926
BioMerieux	321	30,524
BNP Paribas SA	9,236	590,661
Bollore SE	7,510	44,091
Bouygues SA	1,786	57,410
Bureau Veritas SA	2,851	79,227
Capgemini SE	1,383	274,716
Carrefour SA	4,895	69,363
Cie de Saint-Gobain SA	4,113	319,885
Cie Generale des Etablissements Michelin SCA	5,994	231,675
Covivio SA	345	16,497
Credit Agricole SA	9,146	124,885
Danone SA	5,804	355,494
Dassault Aviation SA	152	27,525
Dassault Systemes SE	6,238	234,555
Edenred SE	2,168	91,949
Eiffage SA	595	54,684
Engie SA	16,551	237,016
EssilorLuxottica SA	2,651	569,656
Eurazeo SE	445	35,484
Eurofins Scientific SE	1,305	65,340
Gecina SA	366	33,786
Getlink SE	2,438	40,367
Hermes International SCA	283	653,624
Ipsen SA	305	37,472
Kering SA	691	251,348
Klepierre SA	1,988	53,076
La Francaise des Jeux SAEM(3)	1,007	34,299
Legrand SA	2,329	231,165
Security	Shares	Value
France (continued)
L'Oreal SA	2,179	$ 959,121
LVMH Moet Hennessy Louis Vuitton SE	2,483	1,906,425
Orange SA	16,080	161,290
Pernod Ricard SA	1,852	252,686
Publicis Groupe SA	2,018	214,350
Remy Cointreau SA	202	16,973
Renault SA	1,830	93,851
Rexel SA	2,207	57,092
Safran SA	3,056	644,078
Sanofi SA	10,313	994,618
Sartorius Stedim Biotech	241	39,828
Schneider Electric SE	4,912	1,177,631
SEB SA	192	19,706
Societe Generale SA	6,319	148,567
Sodexo SA	722	65,038
Teleperformance SE	483	51,028
Thales SA	818	130,854
TotalEnergies SE	19,378	1,297,429
Unibail-Rodamco-Westfield(2)	996	78,711
Veolia Environnement SA	6,095	182,563
Vinci SA	4,489	473,160
Vivendi SE	6,894	72,053
		$15,656,039
Germany — 8.5%
adidas AG	1,463	$349,315
Allianz SE	3,548	985,390
BASF SE	8,023	387,852
Bayer AG	8,687	244,869
Bayerische Motoren Werke AG	2,899	274,221
Bayerische Motoren Werke AG, PFC Shares	657	58,013
Bechtle AG	660	31,046
Beiersdorf AG	955	139,779
Brenntag SE	1,250	84,325
Carl Zeiss Meditec AG	333	23,411
Commerzbank AG	9,225	139,927
Continental AG	934	52,899
Covestro AG(2)(3)	1,673	98,066
CTS Eventim AG & Co. KGaA	614	51,115
Daimler Truck Holding AG	4,735	188,847
Delivery Hero SE(2)(3)	1,553	36,891
Deutsche Bank AG	17,293	276,386
Deutsche Boerse AG	1,742	356,059
Deutsche Lufthansa AG	4,675	28,675
Deutsche Post AG	8,984	364,813
Deutsche Telekom AG	28,984	728,528
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	960	71,418
E.ON SE	20,706	272,133
Evonik Industries AG	2,403	49,033
Fresenius Medical Care AG	1,954	74,676
Fresenius SE & Co. KGaA(2)	3,627	108,354

2
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
GEA Group AG	1,538	$ 63,940
Hannover Rueck SE	551	139,479
Heidelberg Materials AG	1,195	123,532
Henkel AG & Co. KGaA	1,002	78,834
Henkel AG & Co. KGaA, PFC Shares	1,550	138,007
Infineon Technologies AG	11,758	431,522
Knorr-Bremse AG	597	45,632
LEG Immobilien SE	696	56,861
Mercedes-Benz Group AG	7,188	497,492
Merck KGaA	1,124	185,882
MTU Aero Engines AG	514	131,046
Muenchener Rueckversicherungs-Gesellschaft AG	1,223	611,445
Nemetschek SE	486	47,447
Porsche Automobil Holding SE, PFC Shares	1,286	58,040
Puma SE	1,095	50,293
Rational AG	41	33,994
Rheinmetall AG	407	207,414
RWE AG	5,878	201,647
SAP SE	9,407	1,889,637
Sartorius AG, PFC Shares	237	55,478
Scout24 SE(3)	615	46,988
Siemens AG	6,858	1,276,449
Siemens Energy AG(2)	5,676	147,999
Siemens Healthineers AG(3)	2,441	140,575
Symrise AG	1,177	144,014
Talanx AG	538	42,873
Volkswagen AG	248	29,716
Volkswagen AG, PFC Shares	1,950	220,182
Vonovia SE	6,842	194,712
Zalando SE(2)(3)	2,244	52,677
		$12,819,848
Hong Kong — 1.7%
AIA Group Ltd.	101,766	$688,523
BOC Hong Kong Holdings Ltd.	32,956	101,692
CK Asset Holdings Ltd.	16,209	60,720
CK Hutchison Holdings Ltd.	22,847	108,982
CK Infrastructure Holdings Ltd.	5,604	31,647
CLP Holdings Ltd.	14,122	114,220
ESR Group Ltd.(3)	17,000	22,354
Futu Holdings Ltd. ADR(2)	406	26,636
Galaxy Entertainment Group Ltd.	18,913	88,020
Hang Seng Bank Ltd.	7,340	94,366
Henderson Land Development Co. Ltd.	11,806	31,654
HKT Trust & HKT Ltd.	32,020	35,915
Hong Kong & China Gas Co. Ltd.	96,675	73,467
Hong Kong Exchanges & Clearing Ltd.	10,906	349,026
Hongkong Land Holdings Ltd.	9,294	29,943
Jardine Matheson Holdings Ltd.	1,519	53,620
Link REIT	21,989	85,391
MTR Corp. Ltd.	12,481	39,395
Security	Shares	Value
Hong Kong (continued)
Power Assets Holdings Ltd.	13,542	$ 73,187
Sands China Ltd.(2)	19,483	40,511
Sino Land Co. Ltd.	29,433	30,290
SITC International Holdings Co. Ltd.	10,000	27,116
Sun Hung Kai Properties Ltd.	13,652	118,288
Swire Pacific Ltd., Class A	3,037	26,813
Swire Properties Ltd.	8,529	13,588
Techtronic Industries Co. Ltd.	12,525	142,784
WH Group Ltd.(3)	64,733	42,608
Wharf Holdings Ltd.	11,000	30,909
Wharf Real Estate Investment Co. Ltd.	13,118	34,768
		$2,616,433
Ireland — 0.7%
AIB Group PLC	16,095	$84,999
Bank of Ireland Group PLC	9,205	96,160
DCC PLC	788	54,996
Experian PLC	8,280	384,662
James Hardie Industries PLC, CDI(2)	3,821	119,588
Kerry Group PLC, Class A	1,337	108,349
Kingspan Group PLC	1,330	113,034
Smurfit Kappa Group PLC	2,505	111,545
		$1,073,333
Israel — 0.7%
Azrieli Group Ltd.	315	$18,404
Bank Hapoalim BM	11,570	102,182
Bank Leumi Le-Israel BM	13,607	110,919
Check Point Software Technologies Ltd.(2)	835	137,775
CyberArk Software Ltd.(2)	385	105,267
Elbit Systems Ltd.	215	37,412
Global-e Online Ltd.(1)(2)	871	31,591
ICL Group Ltd.	5,687	24,456
Israel Discount Bank Ltd., Class A	9,975	49,780
Mizrahi Tefahot Bank Ltd.	1,288	43,678
Monday.com Ltd.(2)	348	83,784
Nice Ltd.(2)	538	92,556
Teva Pharmaceutical Industries Ltd. ADR(2)	9,925	161,281
Wix.com Ltd.(2)	433	68,877
		$1,067,962
Italy — 2.4%
Amplifon SpA(1)	989	$35,169
Assicurazioni Generali SpA	9,449	235,223
Banco BPM SpA(1)	11,286	72,634
Davide Campari-Milano NV(1)	4,861	46,023
DiaSorin SpA(1)	212	21,090
Enel SpA	73,027	506,719
Eni SpA	18,995	291,662
Ferrari NV(1)	1,132	461,960
FinecoBank Banca Fineco SpA	5,458	81,102

3
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Infrastrutture Wireless Italiane SpA(1)(3)	2,913	$ 30,341
Intesa Sanpaolo SpA	131,260	487,816
Leonardo SpA(1)	3,789	87,787
Mediobanca Banca di Credito Finanziario SpA(1)	4,446	65,081
Moncler SpA	2,062	126,491
Nexi SpA(1)(2)(3)	5,767	35,156
Poste Italiane SpA(3)	4,086	51,992
Prysmian SpA	2,303	142,180
Recordati Industria Chimica e Farmaceutica SpA(1)	1,001	52,100
Snam SpA(1)	18,440	81,431
Telecom Italia SpA(1)(2)	67,396	16,120
Tenaris SA	4,321	66,467
Terna - Rete Elettrica Nazionale(1)	12,584	97,005
UniCredit SpA	13,851	512,570
		$3,604,119
Japan — 22.6%
Advantest Corp.	6,900	$279,629
Aeon Co. Ltd.	5,748	123,024
AGC, Inc.(1)	1,556	50,630
Aisin Corp.	1,252	40,901
Ajinomoto Co., Inc.	4,199	147,785
ANA Holdings, Inc.	1,383	25,562
Asahi Group Holdings Ltd.	4,515	159,761
Asahi Kasei Corp.	10,370	66,587
Asics Corp.	6,000	92,509
Astellas Pharma, Inc.	16,301	160,821
Bandai Namco Holdings, Inc.	5,111	100,131
Bridgestone Corp.(1)	5,184	204,557
Brother Industries Ltd.	1,905	33,650
Canon, Inc.(1)	9,100	246,862
Capcom Co. Ltd.	2,800	52,967
Central Japan Railway Co.	6,995	151,631
Chiba Bank Ltd.	4,141	37,117
Chubu Electric Power Co., Inc.	5,269	62,244
Chugai Pharmaceutical Co. Ltd.	6,246	222,410
Concordia Financial Group Ltd.	10,931	64,749
Dai Nippon Printing Co. Ltd.	1,905	64,276
Daifuku Co. Ltd.	2,400	45,077
Dai-ichi Life Holdings, Inc.	8,313	222,621
Daiichi Sankyo Co. Ltd.	16,600	576,912
Daikin Industries Ltd.	2,358	328,271
Daito Trust Construction Co. Ltd.	516	53,412
Daiwa House Industry Co. Ltd.	5,132	130,660
Daiwa Securities Group, Inc.	12,025	92,320
Denso Corp.	16,736	261,233
Dentsu Group, Inc.(1)	1,805	45,703
Disco Corp.	800	304,720
East Japan Railway Co.(1)	8,550	142,355
Eisai Co. Ltd.	2,451	100,892
ENEOS Holdings, Inc.	27,338	140,885
Security	Shares	Value
Japan (continued)
FANUC Corp.	8,810	$ 241,858
Fast Retailing Co. Ltd.	1,600	404,706
Fuji Electric Co. Ltd.	1,041	59,483
FUJIFILM Holdings Corp.	10,181	238,813
Fujitsu Ltd.	15,520	243,408
Hamamatsu Photonics KK(1)	1,151	30,920
Hankyu Hanshin Holdings, Inc.	1,862	49,669
Hikari Tsushin, Inc.	219	41,023
Hitachi Construction Machinery Co. Ltd.	796	21,345
Hitachi Ltd.	41,420	932,626
Honda Motor Co. Ltd.	39,803	427,882
Hoshizaki Corp.	1,032	32,826
HOYA Corp.	3,123	365,202
Hulic Co. Ltd.(1)	3,540	31,465
Ibiden Co. Ltd.(1)	1,000	40,932
Idemitsu Kosan Co. Ltd.	8,420	54,726
INPEX Corp.(1)	8,991	132,037
Isuzu Motors Ltd.	5,255	69,862
ITOCHU Corp.	10,648	523,436
Japan Airlines Co. Ltd.	1,320	20,856
Japan Exchange Group, Inc.	4,718	110,653
Japan Post Bank Co. Ltd.	12,600	119,637
Japan Post Holdings Co. Ltd.	18,700	185,873
Japan Post Insurance Co. Ltd.	1,800	35,007
Japan Real Estate Investment Corp.	10	31,608
Japan Tobacco, Inc.(1)	10,834	293,379
JFE Holdings, Inc.	5,225	75,410
Kajima Corp.	3,581	62,116
Kansai Electric Power Co., Inc.	6,178	103,740
Kao Corp.(1)	4,101	166,037
Kawasaki Kisen Kaisha Ltd.	3,600	52,498
KDDI Corp.	13,567	359,410
Keisei Electric Railway Co. Ltd.	1,305	42,201
Keyence Corp.	1,760	770,313
Kikkoman Corp.	6,005	69,790
Kintetsu Group Holdings Co. Ltd.	1,746	38,083
Kirin Holdings Co. Ltd.(1)	7,426	95,926
Kobe Bussan Co. Ltd.	1,400	31,186
Koito Manufacturing Co. Ltd.	1,494	20,597
Komatsu Ltd.	8,146	237,941
Konami Group Corp.	951	68,762
Kubota Corp.	8,711	122,416
Kyocera Corp.	10,992	126,780
Kyowa Kirin Co. Ltd.	2,344	40,178
Lasertec Corp.	700	157,136
LY Corp.	24,517	59,200
M3, Inc.	3,458	33,086
Makita Corp.	2,248	61,546
Marubeni Corp.	13,033	241,665
MatsukiyoCocokara & Co.	2,700	38,773
Mazda Motor Corp.	4,510	43,481

4
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
McDonald's Holdings Co. (Japan) Ltd.(1)	877	$ 34,611
MEIJI Holdings Co. Ltd.	2,234	48,317
MINEBEA MITSUMI, Inc.	3,659	75,378
Mitsubishi Chemical Group Corp.	13,622	75,899
Mitsubishi Corp.	30,570	600,942
Mitsubishi Electric Corp.	17,860	286,209
Mitsubishi Estate Co. Ltd.	10,068	158,505
Mitsubishi HC Capital, Inc.	6,166	40,797
Mitsubishi Heavy Industries Ltd.	29,140	313,694
Mitsubishi UFJ Financial Group, Inc.(4)	100,576	1,085,419
Mitsui & Co. Ltd.	23,150	527,973
Mitsui Chemicals, Inc.	1,475	40,845
Mitsui Fudosan Co. Ltd.	24,493	225,431
Mitsui OSK Lines Ltd.	3,100	93,207
Mizuho Financial Group, Inc.	21,700	456,728
MonotaRO Co. Ltd.(1)	1,800	21,081
MS&AD Insurance Group Holdings, Inc.	11,784	263,090
Murata Manufacturing Co. Ltd.	15,642	323,920
NEC Corp.	2,255	185,939
Nexon Co. Ltd.(1)	3,150	58,603
Nidec Corp.	3,828	172,258
Nintendo Co. Ltd.	9,310	497,168
Nippon Building Fund, Inc.(1)	12	42,094
NIPPON EXPRESS HOLDINGS, Inc.(1)	576	26,658
Nippon Paint Holdings Co. Ltd.	8,390	54,845
Nippon Prologis REIT, Inc.	22	34,339
Nippon Sanso Holdings Corp.	1,324	39,319
Nippon Steel Corp.	7,975	169,057
Nippon Telegraph & Telephone Corp.	270,000	255,313
Nippon Yusen KK	4,000	116,708
Nissan Chemical Corp.(1)	1,047	33,279
Nissan Motor Co. Ltd.	20,543	69,743
Nissin Foods Holdings Co. Ltd.	1,794	45,614
Nitori Holdings Co. Ltd.	716	75,801
Nitto Denko Corp.	1,270	100,732
Nomura Holdings, Inc.	27,657	159,756
Nomura Real Estate Holdings, Inc.	870	21,901
Nomura Real Estate Master Fund, Inc.	40	35,532
Nomura Research Institute Ltd.(1)	3,400	96,097
NTT Data Group Corp.	5,930	87,604
Obayashi Corp.	5,320	63,576
Obic Co. Ltd.	560	72,258
Olympus Corp.	10,876	175,564
Omron Corp.	1,463	50,661
Ono Pharmaceutical Co. Ltd.	3,505	47,890
Oracle Corp. Japan	289	19,942
Oriental Land Co. Ltd.	10,020	280,000
ORIX Corp.	10,702	237,198
Osaka Gas Co. Ltd.	3,023	66,809
Otsuka Corp.	1,728	33,330
Otsuka Holdings Co. Ltd.	3,852	162,734
Security	Shares	Value
Japan (continued)
Pan Pacific International Holdings Corp.	3,436	$ 80,374
Panasonic Holdings Corp.	21,547	177,127
Rakuten Group, Inc.(1)(2)	13,100	67,864
Recruit Holdings Co. Ltd.	13,357	718,702
Renesas Electronics Corp.	13,800	261,712
Resona Holdings, Inc.	18,911	125,799
Ricoh Co. Ltd.	4,735	40,584
Rohm Co. Ltd.(1)	2,828	37,804
SBI Holdings, Inc.	2,375	60,279
SCREEN Holdings Co. Ltd.	700	63,461
SCSK Corp.	1,200	24,008
Secom Co. Ltd.	1,848	109,446
Seiko Epson Corp.	2,252	35,206
Sekisui Chemical Co. Ltd.	2,964	41,148
Sekisui House Ltd.	5,650	125,572
Seven & i Holdings Co. Ltd.	20,778	253,910
SG Holdings Co. Ltd.	2,600	24,043
Shimadzu Corp.	2,414	60,504
Shimano, Inc.	650	100,453
Shin-Etsu Chemical Co. Ltd.	16,125	626,966
Shionogi & Co. Ltd.	2,221	86,505
Shiseido Co. Ltd.	3,774	107,556
Shizuoka Financial Group, Inc.	3,925	37,942
SMC Corp.	479	228,223
SoftBank Corp.	26,300	321,649
SoftBank Group Corp.	9,184	590,726
Sompo Holdings, Inc.	8,197	175,610
Sony Group Corp.	11,180	952,772
Subaru Corp.	5,328	113,302
SUMCO Corp.(1)	2,700	39,058
Sumitomo Corp.	9,225	231,750
Sumitomo Electric Industries Ltd.	5,990	93,651
Sumitomo Metal Mining Co. Ltd.	2,420	73,528
Sumitomo Mitsui Financial Group, Inc.	11,297	758,310
Sumitomo Mitsui Trust Holdings, Inc.	6,264	143,954
Sumitomo Realty & Development Co. Ltd.	2,568	75,776
Suntory Beverage & Food Ltd.	1,117	39,672
Suzuki Motor Corp.	14,312	165,226
Sysmex Corp.	4,479	72,300
T&D Holdings, Inc.	4,306	75,213
Taisei Corp.(1)	1,549	57,627
Takeda Pharmaceutical Co. Ltd.	14,324	371,539
TDK Corp.	3,465	213,069
Terumo Corp.	12,536	207,912
TIS, Inc.	1,900	36,913
Toho Co. Ltd.	856	25,041
Tokio Marine Holdings, Inc.	16,900	635,086
Tokyo Electric Power Co. Holdings, Inc.(2)	14,200	76,467
Tokyo Electron Ltd.	4,237	927,481
Tokyo Gas Co. Ltd.	3,462	74,530
Tokyu Corp.	4,384	48,409

5
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
TOPPAN Holdings, Inc.	2,074	$ 57,534
Toray Industries, Inc.	12,262	58,155
TOTO Ltd.	1,143	26,928
Toyota Industries Corp.	1,261	107,267
Toyota Motor Corp.	95,450	1,958,392
Toyota Tsusho Corp.	5,895	115,207
Trend Micro, Inc.	1,144	46,630
Unicharm Corp.(1)	3,514	112,923
West Japan Railway Co.	4,356	81,281
Yakult Honsha Co. Ltd.	1,992	35,690
Yamaha Motor Co. Ltd.(1)	8,662	80,529
Yamato Holdings Co. Ltd.	2,364	26,051
Yaskawa Electric Corp.	2,183	78,717
Yokogawa Electric Corp.	2,228	54,109
Zensho Holdings Co. Ltd.	900	34,312
ZOZO, Inc.(1)	1,007	25,177
		$33,941,396
Netherlands — 6.4%
ABN AMRO Bank NV(3)	4,445	$73,003
Adyen NV(2)(3)	190	225,658
Aegon Ltd.	12,239	75,673
AerCap Holdings NV	1,790	166,828
Airbus SE	5,389	739,622
Akzo Nobel NV	1,606	97,885
Argenx SE(2)(5)	517	224,320
Argenx SE(2)(5)	36	15,620
ASM International NV	415	317,216
ASML Holding NV	3,609	3,678,170
ASR Nederland NV(1)	1,436	68,366
BE Semiconductor Industries NV(1)	684	114,263
Euronext NV(3)	669	61,996
EXOR NV	907	94,742
Ferrovial SE(1)	4,806	186,703
Heineken Holding NV	1,138	89,697
Heineken NV(1)	2,619	253,378
IMCD NV(1)	521	71,819
ING Groep NV, Series N(1)	29,845	512,817
JDE Peet's NV(1)	904	18,031
Koninklijke Ahold Delhaize NV	8,330	245,128
Koninklijke KPN NV	36,528	140,002
Koninklijke Philips NV(2)	6,987	175,713
NN Group NV	2,543	118,195
OCI NV	827	20,198
Prosus NV	12,585	447,503
Qiagen NV(2)	2,145	88,627
Randstad NV(1)	975	44,267
Stellantis NV	19,883	393,061
STMicroelectronics NV	5,961	233,480
Universal Music Group NV	7,628	226,920
Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	2,276	$ 375,855
		$ 9,594,756
New Zealand — 0.3%
Auckland International Airport Ltd.	10,509	$ 48,815
Fisher & Paykel Healthcare Corp. Ltd.	5,027	92,010
Mercury NZ Ltd.	8,219	32,868
Meridian Energy Ltd.	13,690	52,439
Spark New Zealand Ltd.	17,151	43,480
Xero Ltd.(2)	1,361	123,084
		$392,696
Norway — 0.6%
Aker BP ASA	2,840	$72,570
DNB Bank ASA	8,051	157,968
Equinor ASA	7,866	225,312
Gjensidige Forsikring ASA	1,602	28,591
Kongsberg Gruppen ASA	706	57,492
Mowi ASA	4,265	70,886
Norsk Hydro ASA	11,660	72,694
Orkla ASA	6,067	49,198
Salmar ASA	718	37,655
Telenor ASA	6,263	71,523
Yara International ASA	1,402	40,403
		$884,292
Poland — 0.0%(6)
InPost SA(2)	2,062	$36,282
		$36,282
Portugal — 0.2%
EDP - Energias de Portugal SA	27,140	$101,756
Galp Energia SGPS SA	4,520	95,466
Jeronimo Martins SGPS SA	2,358	46,085
		$243,307
Singapore — 1.3%
CapitaLand Ascendas REIT	33,831	$63,742
CapitaLand Integrated Commercial Trust	44,866	65,323
CapitaLand Investment Ltd.(1)	21,648	42,337
DBS Group Holdings Ltd.	18,142	477,838
Genting Singapore Ltd.	48,954	31,117
Grab Holdings Ltd., Class A(2)	20,125	71,444
Keppel Ltd.	11,828	56,224
Oversea-Chinese Banking Corp. Ltd.	30,836	327,459
Sea Ltd. ADR(2)	3,406	243,257
Sembcorp Industries Ltd.	8,600	30,397
Singapore Airlines Ltd.	13,300	67,577
Singapore Exchange Ltd.	8,700	60,669
Singapore Technologies Engineering Ltd.	13,218	42,091
Singapore Telecommunications Ltd.	72,791	147,298
United Overseas Bank Ltd.	11,514	265,586

6
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
Wilmar International Ltd.	15,000	$ 34,204
		$ 2,026,563
Spain — 2.6%
Acciona SA(1)	193	$ 22,841
ACS Actividades de Construccion y Servicios SA(1)	2,047	88,414
Aena SME SA(3)	711	143,975
Amadeus IT Group SA(1)	4,147	275,959
Banco Bilbao Vizcaya Argentaria SA	52,598	528,005
Banco de Sabadell SA	50,934	98,335
Banco Santander SA	143,866	669,376
CaixaBank SA	34,761	184,600
Cellnex Telecom SA(1)(2)(3)	4,547	147,889
EDP Renovaveis SA(1)	2,852	39,852
Endesa SA(1)	2,524	47,423
Grifols SA(2)	2,499	21,134
Iberdrola SA	52,690	683,649
Industria de Diseno Textil SA	9,848	488,691
Redeia Corp. SA(1)	3,451	60,346
Repsol SA	11,027	174,874
Telefonica SA	39,906	169,051
		$3,844,414
Sweden — 3.2%
Alfa Laval AB	2,523	$110,486
Assa Abloy AB, Class B	9,244	261,795
Atlas Copco AB, Class A	24,239	455,117
Atlas Copco AB, Class B	14,950	241,402
Beijer Ref AB	3,714	57,325
Boliden AB	2,485	79,920
Epiroc AB, Class A	6,161	123,450
Epiroc AB, Class B	3,590	65,897
EQT AB	3,525	103,344
Essity AB, Class B	5,682	145,259
Evolution AB(3)	1,640	170,706
Fastighets AB Balder, Class B(2)	7,106	48,780
Getinge AB, Class B	1,789	30,388
H & M Hennes & Mauritz AB, Class B	5,635	89,259
Hexagon AB, Class B	18,160	205,775
Holmen AB, Class B	733	28,842
Husqvarna AB, Class B	3,160	25,270
Industrivarden AB, Class A	1,102	37,539
Industrivarden AB, Class C	1,702	57,471
Indutrade AB	2,678	68,783
Investment AB Latour, Class B	1,245	33,629
Investor AB, Class B	15,801	432,996
L E Lundbergforetagen AB, Class B	593	29,328
Lifco AB, Class B	2,385	65,462
Nibe Industrier AB, Class B(1)	12,254	51,682
Saab AB, Class B	2,680	64,387
Sagax AB, Class B	1,940	49,715
Security	Shares	Value
Sweden (continued)
Sandvik AB	9,551	$ 191,921
Securitas AB, Class B	3,793	37,597
Skandinaviska Enskilda Banken AB, Class A	14,068	207,991
Skanska AB, Class B	2,734	49,322
SKF AB, Class B	3,034	60,975
Svenska Cellulosa AB SCA, Class B	5,434	79,971
Svenska Handelsbanken AB, Class A	12,835	122,653
Swedbank AB, Class A	7,979	164,353
Swedish Orphan Biovitrum AB(2)	1,899	50,796
Tele2 AB, Class B	4,405	44,466
Telefonaktiebolaget LM Ericsson, Class B	25,126	155,962
Telia Co. AB	21,130	56,651
Trelleborg AB, Class B	2,050	79,778
Volvo AB, Class A	1,836	47,999
Volvo AB, Class B	14,203	364,938
Volvo Car AB, Class B(2)	8,357	25,840
		$4,875,220
Switzerland — 10.2%
ABB Ltd.	14,301	$793,003
Adecco Group AG	1,530	50,758
Alcon, Inc.	4,504	400,369
Avolta AG	817	31,763
Bachem Holding AG	388	35,454
Baloise Holding AG	374	65,937
Banque Cantonale Vaudoise	289	30,664
Barry Callebaut AG	29	47,276
BKW AG	204	32,562
Chocoladefabriken Lindt & Spruengli AG	1	115,273
Chocoladefabriken Lindt & Spruengli AG PC	9	105,127
Cie Financiere Richemont SA, Class A	4,807	751,252
Clariant AG	1,727	27,206
Coca-Cola HBC AG	1,983	67,490
DSM-Firmenich AG	1,738	195,708
EMS-Chemie Holding AG	68	55,645
Geberit AG	295	173,770
Givaudan SA	83	393,139
Glencore PLC	94,288	536,524
Helvetia Holding AG	307	41,494
Holcim AG	4,691	414,647
Julius Baer Group Ltd.	1,806	101,014
Kuehne & Nagel International AG	413	118,854
Logitech International SA	1,464	140,896
Lonza Group AG	671	365,296
Nestle SA	24,021	2,451,926
Novartis AG	17,751	1,889,978
Partners Group Holding AG	210	268,917
Roche Holding AG	289	88,111
Roche Holding AG	6,353	1,760,154
Sandoz Group AG	3,880	140,642
Schindler Holding AG	390	97,852

7
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Schindler Holding AG	272	$ 67,806
SGS SA	1,426	127,131
SIG Group AG	2,537	46,620
Sika AG	1,373	391,936
Sonova Holding AG	446	137,398
Straumann Holding AG	1,033	127,512
Swatch Group AG	266	54,497
Swatch Group AG (The), Bearer Shares	668	27,350
Swiss Life Holding AG	257	188,621
Swiss Prime Site AG	664	62,877
Swiss Re AG	2,723	337,589
Swisscom AG	246	138,330
Temenos AG	527	36,316
UBS Group AG	29,908	878,402
VAT Group AG(3)	243	137,212
Zurich Insurance Group AG	1,309	697,298
		$15,245,596
United Kingdom — 14.2%
3i Group PLC	8,795	$338,967
Admiral Group PLC	2,376	78,515
Anglo American PLC	11,538	364,606
Antofagasta PLC	3,642	96,790
Ashtead Group PLC	3,880	258,694
Associated British Foods PLC	2,930	91,486
AstraZeneca PLC	13,953	2,171,547
Auto Trader Group PLC(3)	8,693	87,497
Aviva PLC	24,466	147,366
BAE Systems PLC	27,318	455,026
Barclays PLC	136,738	361,319
Barratt Developments PLC	8,311	49,360
Berkeley Group Holdings PLC	842	48,650
BP PLC	152,166	916,156
British American Tobacco PLC	18,048	554,428
BT Group PLC	60,412	107,101
Bunzl PLC	2,874	109,195
Burberry Group PLC	3,124	34,692
Centrica PLC	46,635	79,489
Coca-Cola Europacific Partners PLC	1,816	132,332
Compass Group PLC	15,368	418,675
Croda International PLC	1,153	57,361
Diageo PLC	19,983	627,346
Endeavour Mining PLC	1,535	32,666
Entain PLC	5,560	44,089
Flutter Entertainment PLC(2)	1,561	283,943
GSK PLC	37,544	722,129
Haleon PLC	62,241	253,241
Halma PLC	3,664	124,889
Hargreaves Lansdown PLC	2,659	37,903
Hikma Pharmaceuticals PLC	1,223	29,139
HSBC Holdings PLC	170,233	1,469,451
Security	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	7,378	$ 188,794
Informa PLC	11,924	128,683
InterContinental Hotels Group PLC	1,537	161,502
Intertek Group PLC	1,359	82,152
J Sainsbury PLC	12,875	41,481
JD Sports Fashion PLC	24,647	37,011
Kingfisher PLC	15,641	49,045
Land Securities Group PLC	5,555	43,404
Legal & General Group PLC	55,052	157,645
Lloyds Banking Group PLC	571,783	394,367
London Stock Exchange Group PLC	4,100	486,171
M&G PLC	18,709	48,097
Melrose Industries PLC	11,981	83,441
Mondi PLC	3,653	70,017
National Grid PLC	43,992	491,221
NatWest Group PLC	59,576	234,377
Next PLC	1,061	121,079
Pearson PLC	5,942	74,199
Persimmon PLC	3,000	50,908
Phoenix Group Holdings PLC	5,688	37,444
Prudential PLC	25,493	231,145
Reckitt Benckiser Group PLC	6,483	350,725
RELX PLC	16,855	772,276
Rentokil Initial PLC	23,519	136,589
Rio Tinto PLC	10,070	660,776
Rolls-Royce Holdings PLC(2)	75,629	434,355
Sage Group PLC	8,809	120,686
Schroders PLC	7,870	36,017
Segro PLC	11,880	134,412
Severn Trent PLC	2,446	73,623
Shell PLC	57,652	2,067,860
Smith & Nephew PLC	7,432	92,100
Smiths Group PLC	3,326	71,564
Spirax Group PLC	716	76,741
SSE PLC	10,148	229,178
Standard Chartered PLC	20,383	184,047
Taylor Wimpey PLC	35,711	63,949
Tesco PLC	63,233	244,254
Unilever PLC	22,608	1,240,893
United Utilities Group PLC	6,627	82,325
Vodafone Group PLC	215,026	190,263
Whitbread PLC	1,787	67,065
Wise PLC, Class A(2)	5,095	43,698
WPP PLC	9,670	88,545
		$21,258,172
Total Common Stocks (identified cost $94,295,654)		$149,009,015

8
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Rights — 0.0%

Security	Shares	Value
Italy — 0.0%
Amplifon SpA Exp. 7/9/24(2)	989	$ 0
Total Rights (identified cost $0)		$ 0

Short-Term Investments — 3.2%

Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(7)	604,829	$ 604,829
Total Affiliated Fund (identified cost $604,829)		$ 604,829
Securities Lending Collateral — 2.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(8)	4,212,395	$ 4,212,395
Total Securities Lending Collateral (identified cost $4,212,395)		$ 4,212,395
Total Short-Term Investments (identified cost $4,817,224)		$ 4,817,224

Total Investments — 102.5% (identified cost $99,112,878)	$153,826,239
Other Assets, Less Liabilities — (2.5)%	$ (3,703,016)
Net Assets — 100.0%	$150,123,223

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $8,783,670.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $1,839,012 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 8).
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.

9
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	19.9%
Industrials	16.8
Health Care	13.4
Consumer Discretionary	11.4
Information Technology	9.4
Consumer Staples	8.4
Materials	6.7
Energy	4.1
Communication Services	4.1
Utilities	3.1
Real Estate	2.0
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
10
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $97,997,579) - including $8,783,670 of securities on loan	$152,135,991
Investments in securities of affiliated issuers, at value (identified cost $1,115,299)	1,690,248
Cash	864
Cash denominated in foreign currency, at value (cost $368,569)	367,470
Receivable for capital shares sold	92,938
Dividends receivable	193,204
Dividends receivable - affiliated	2,190
Securities lending income receivable	1,028
Tax reclaims receivable	450,687
Receivable from affiliate	48,761
Directors' deferred compensation plan	28,519
Total assets	$155,011,900
Liabilities
Payable for investments purchased	$348,673
Payable for capital shares redeemed	131,701
Deposits for securities loaned	4,212,395
Payable to affiliates:
Investment advisory fee	37,088
Administrative fee	14,858
Distribution fees	10,133
Sub-transfer agency fee	298
Directors' deferred compensation plan	28,519
Accrued expenses	105,012
Total liabilities	$4,888,677
Net Assets	$150,123,223
Sources of Net Assets
Paid-in capital	$99,468,636
Distributable earnings	50,654,587
Net Assets	$150,123,223
Class I Shares
Net Assets	$87,906,375
Shares Outstanding	876,017
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$100.35
Class F Shares
Net Assets	$62,216,848
Shares Outstanding	625,785
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$99.42
11
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $319,590)	$2,839,555
Dividend income - affiliated issuers (net of foreign taxes withheld of $1,301)	21,629
Securities lending income, net	7,193
Total investment income	$2,868,377
Expenses
Investment advisory fee	$217,217
Administrative fee	86,887
Distribution fees:
Class F	55,867
Directors' fees and expenses	7,455
Custodian fees	20,812
Transfer agency fees and expenses	50,028
Accounting fees	26,790
Professional fees	36,048
Reports to shareholders	6,910
Licensing fees	33,267
Miscellaneous	15,394
Total expenses	$556,675
Waiver and/or reimbursement of expenses by affiliates	$(152,730)
Net expenses	$403,945
Net investment income	$2,464,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(354,759)
Investment securities - affiliated issuers	5,790
Foreign currency transactions	(36,327)
Net realized loss	$(385,296)
Change in unrealized appreciation (depreciation):
Investment securities	$4,973,963
Investment securities - affiliated issuers	215,284
Foreign currency	(18,928)
Net change in unrealized appreciation (depreciation)	$5,170,319
Net realized and unrealized gain	$4,785,023
Net increase in net assets from operations	$7,249,455
12
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,464,432	$3,135,289
Net realized loss	(385,296)	(1,009,744)
Net change in unrealized appreciation (depreciation)	5,170,319	18,374,330
Net increase in net assets from operations	$7,249,455	$20,499,875
Distributions to shareholders:
Class I	$ —	$(2,519,792)
Class F	—	(1,343,635)
Total distributions to shareholders	$ —	$(3,863,427)
Capital share transactions:
Class I	$(5,989,473)	$(4,124,981)
Class F	8,974,200	13,514,254
Net increase in net assets from capital share transactions	$2,984,727	$9,389,273
Net increase in net assets	$10,234,182	$26,025,721
Net Assets
At beginning of period	$139,889,041	$113,863,320
At end of period	$150,123,223	$139,889,041
13
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Financial Highlights

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$95.39	$83.54	$102.12	$93.77	$90.02	$76.31
Income (Loss) From Operations
Net investment income(1)	$1.69	$2.32	$2.38	$2.53	$1.69	$2.43
Net realized and unrealized gain (loss)	3.27	12.27	(17.84)	7.63	4.89	13.55
Total income (loss) from operations	$4.96	$14.59	$(15.46)	$10.16	$6.58	$15.98
Less Distributions
From net investment income	$ —	$(2.74)	$(3.12)	$(1.81)	$(2.83)	$(2.27)
Total distributions	$ —	$(2.74)	$(3.12)	$(1.81)	$(2.83)	$(2.27)
Net asset value — End of period	$100.35	$95.39	$83.54	$102.12	$93.77	$90.02
Total Return(2)	5.20%(3)	17.77%	(14.58)%	10.88%	7.78%	21.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,906	$89,331	$82,015	$105,721	$105,165	$115,803
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.69%(5)	0.71%	0.72%	0.64%	0.74%	0.68%
Net expenses	0.48%(5)(6)	0.48%(6)	0.48%(6)	0.48%	0.48%	0.48%
Net investment income	3.46%(5)	2.56%	2.74%	2.51%	2.05%	2.87%
Portfolio Turnover	4%(3)	7%	11%	8%	9%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
14
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$94.60	$83.04	$101.73	$93.60	$90.04	$76.49
Income (Loss) From Operations
Net investment income(1)	$1.61	$2.11	$2.13	$2.32	$1.49	$2.14
Net realized and unrealized gain (loss)	3.21	12.19	(17.70)	7.62	4.90	13.68
Total income (loss) from operations	$4.82	$14.30	$(15.57)	$9.94	$6.39	$15.82
Less Distributions
From net investment income	$ —	$(2.74)	$(3.12)	$(1.81)	$(2.83)	$(2.27)
Total distributions	$ —	$(2.74)	$(3.12)	$(1.81)	$(2.83)	$(2.27)
Net asset value — End of period	$99.42	$94.60	$83.04	$101.73	$93.60	$90.04
Total Return(2)	5.10%(3)	17.53%	(14.75)%	10.66%	7.56%	21.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,217	$50,558	$31,849	$29,363	$18,951	$13,038
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89%(5)	0.91%	0.92%	0.84%	0.94%	0.88%
Net expenses	0.68%(5)(6)	0.68%(6)	0.68%(6)	0.68%	0.68%	0.69%
Net investment income	3.31%(5)	2.35%	2.48%	2.31%	1.80%	2.52%
Portfolio Turnover	4%(3)	7%	11%	8%	9%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
15
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

CVT
EAFE International Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$10,927,075	$ —	$10,927,075
Austria	—	281,318	—	281,318
Belgium	—	1,187,979	—	1,187,979
Denmark	—	5,935,967	—	5,935,967
Finland	—	1,496,248	—	1,496,248
France	—	15,656,039	—	15,656,039
Germany	—	12,819,848	—	12,819,848
Hong Kong	26,636	2,589,797	—	2,616,433
Ireland	—	1,073,333	—	1,073,333
Israel	588,575	479,387	—	1,067,962
Italy	—	3,604,119	—	3,604,119
Japan	—	33,941,396	—	33,941,396
Netherlands	166,828	9,427,928	—	9,594,756
New Zealand	—	392,696	—	392,696
Norway	—	884,292	—	884,292
Poland	—	36,282	—	36,282
Portugal	—	243,307	—	243,307
Singapore	314,701	1,711,862	—	2,026,563
Spain	—	3,844,414	—	3,844,414
Sweden	—	4,875,220	—	4,875,220
Switzerland	—	15,245,596	—	15,245,596
United Kingdom	132,332	21,125,840	—	21,258,172
Total Common Stocks	$1,229,072	$147,779,943(1)	$ —	$149,009,015
Rights	$ —	$0	$ —	$0
Short-Term Investments:
Affiliated Fund	604,829	—	—	604,829
Securities Lending Collateral	4,212,395	—	—	4,212,395
Total Investments	$6,046,296	$147,779,943	$ —	$153,826,239

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
17

CVT
EAFE International Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $217,217.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $295 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $152,435.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $86,887.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $55,867 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $364 and are included in transfer agency fees and expenses on the Statement of Operations.
18

CVT
EAFE International Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $49,418 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,674,609 and $5,432,523, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $4,777,188 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $233,743 are short-term and $4,543,445 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$104,672,773
Gross unrealized appreciation	$55,144,964
Gross unrealized depreciation	(5,991,498)
Net unrealized appreciation	$49,153,466
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
19

CVT
EAFE International Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

At June 30, 2024, the total value of securities on loan was $8,783,670 and the total value of collateral received was $9,264,267, comprised of cash of $4,212,395 and U.S. government and/or agencies securities of $5,051,872.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,212,395	$ —	$ —	$ —	$4,212,395
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
8  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $1,690,248, which represents 1.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$848,567	$ 59,888	$ (44,110)	$5,790	$215,284	$1,085,419	$11,712	100,576
Short-Term Investments
Liquidity Fund	544,207	11,090,316	(11,029,694)	—	—	604,829	9,917	604,829
Total				$5,790	$215,284	$1,690,248	$21,629
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
20

CVT
EAFE International Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	33,443	$3,292,423	75,329	$6,805,453
Reinvestment of distributions	—	—	28,913	2,519,792
Shares redeemed	(93,928)	(9,281,896)	(149,435)	(13,450,226)
Net decrease	(60,485)	$(5,989,473)	(45,193)	$(4,124,981)
Class F
Shares sold	127,911	$12,554,025	196,157	$17,629,462
Reinvestment of distributions	—	—	15,539	1,343,635
Shares redeemed	(36,564)	(3,579,825)	(60,793)	(5,458,843)
Net increase	91,347	$8,974,200	150,903	$13,514,254
At June 30, 2024, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 81.5%.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP EAFE International Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
21

CVT
EAFE International Index Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
22

CVT
EAFE International Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP EAFE International Index Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023.  This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended December 31, 2023, while the Fund underperformed the median of its peer universe for the five-year period ended December 31, 2023. The data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2023.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
23

CVT
EAFE International Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

CVPIII-NCSR 6.30.24

CVT
Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
Investment Grade Bond Index Portfolio

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.1%

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 49,129
Total Asset-Backed Securities (identified cost $49,996)		$ 49,129

Commercial Mortgage-Backed Securities — 1.1%

Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	$1,275	$ 1,256,649
Total Commercial Mortgage-Backed Securities (identified cost $1,284,382)		$ 1,256,649

Corporate Bonds — 26.0%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 154,737
Barrick North America Finance LLC, 5.75%, 5/1/43	100	99,371
Dow Chemical Co., 4.375%, 11/15/42	100	82,510
LYB International Finance BV, 5.25%, 7/15/43	100	90,817
		$ 427,435
Communications — 3.2%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 174,563
5.45%, 3/1/47	1,000	970,670
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	116	114,919
Comcast Corp.:
2.937%, 11/1/56	98	59,165
4.00%, 3/1/48	50	39,271
4.15%, 10/15/28	100	96,834
Discovery Communications LLC, 4.125%, 5/15/29	200	184,702
Motorola Solutions, Inc., 2.30%, 11/15/30	250	210,341
NBCUniversal Media LLC, 4.45%, 1/15/43	123	106,191
T-Mobile USA, Inc., 3.50%, 4/15/25	250	245,842
Verizon Communications, Inc.:
1.68%, 10/30/30	340	276,437
2.875%, 11/20/50	150	94,440
Walt Disney Co., 5.40%, 10/1/43	100	99,023
WPP Finance 2010, 3.75%, 9/19/24	1,000	994,406
		$3,666,804
Consumer, Cyclical — 1.7%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$220,651
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Co., 5.00%, 4/1/35	$1,000	$ 936,627
Lowe's Cos., Inc., 5.625%, 4/15/53	150	145,351
Starbucks Corp., 3.75%, 12/1/47	250	187,206
VF Corp., 2.95%, 4/23/30	225	186,851
WarnerMedia Holdings, Inc.:
4.279%, 3/15/32	75	65,486
5.141%, 3/15/52	200	155,822
		$ 1,897,994
Consumer, Non-cyclical — 4.5%
AbbVie, Inc., 3.20%, 11/21/29	$300	$275,355
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	316,885
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	1,000	895,006
Block Financial LLC, 3.875%, 8/15/30	150	137,568
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	250	239,184
CVS Health Corp., 4.30%, 3/25/28	110	106,243
CVS Pass-Through Trust, 6.036%, 12/10/28	41	41,113
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	349,687
Global Payments, Inc., 2.15%, 1/15/27	200	185,324
HCA, Inc., 5.90%, 6/1/53	200	194,922
Kroger Co., 3.875%, 10/15/46	250	189,327
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	89,350
Molson Coors Beverage Co., 5.00%, 5/1/42	100	91,554
Pfizer, Inc., 4.40%, 5/15/44	500	444,439
Quanta Services, Inc., 2.90%, 10/1/30	200	176,281
Solventum Corp., 5.90%, 4/30/54(1)	200	191,307
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	73,182
Sysco Corp., 5.95%, 4/1/30	250	260,280
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/9/50	400	265,306
Triton Container International Ltd., 2.05%, 4/15/26(1)	300	279,759
Tyson Foods, Inc., 3.95%, 8/15/24	100	99,745
Viatris, Inc., 2.30%, 6/22/27	250	228,310
Zoetis, Inc., 4.70%, 2/1/43	100	89,373
		$5,219,500
Energy — 3.0%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$186,430
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	106,134
HF Sinclair Corp., 5.875%, 4/1/26	1,000	1,002,591
Shell International Finance BV:
4.125%, 5/11/35	1,100	1,009,245
4.55%, 8/12/43	100	89,188
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000	992,291
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100	87,097
		$3,472,976
Financial — 6.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$181,824
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	145,748

1
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(2)	$500	$ 432,449
2.687% to 4/22/31, 4/22/32(2)	200	169,102
4.244% to 4/24/37, 4/24/38(2)	250	220,961
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	875,762
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(2)	500	479,469
5.50%, 9/13/25	80	79,944
EPR Properties, 4.50%, 6/1/27	200	191,398
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(2)	500	410,767
6.75%, 10/1/37	100	107,952
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(2)	400	345,898
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	221,556
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(2)	300	204,417
5.717% to 9/14/32, 9/14/33(2)	500	507,155
Kimco Realty OP LLC, 4.45%, 9/1/47	200	160,628
MetLife, Inc., 4.875%, 11/13/43	100	91,211
Morgan Stanley, 5.00%, 11/24/25(3)	150	149,037
NNN REIT, Inc., 5.60%, 10/15/33	100	99,560
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	119,583
PNC Bank NA, 2.70%, 10/22/29	250	218,263
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	925,609
Simon Property Group LP, 2.65%, 7/15/30	150	130,715
U.S. Bancorp, 3.10%, 4/27/26	250	239,861
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(2)	250	239,422
5.389% to 4/24/33, 4/24/34(2)	250	247,241
Westpac Banking Corp., 3.35%, 3/8/27	200	191,973
		$7,387,505
Industrial — 3.4%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(2)	$540	$542,289
Boeing Co.:
2.196%, 2/4/26	300	282,103
3.20%, 3/1/29	150	133,141
4.875%, 5/1/25	100	98,957
5.15%, 5/1/30(4)	100	96,058
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	173,392
Carrier Global Corp., 3.577%, 4/5/50	375	273,071
Cummins, Inc., 4.875%, 10/1/43	100	91,890
Deere & Co., 6.55%, 10/1/28	250	265,630
Flex Ltd.:
4.75%, 6/15/25	250	247,747
4.875%, 5/12/30	250	242,469
GATX Corp., 3.25%, 9/15/26	400	382,890
Lennox International, Inc., 1.70%, 8/1/27	300	270,011
Parker-Hannifin Corp., 3.25%, 3/1/27	200	190,788
Roper Technologies, Inc., 2.95%, 9/15/29	250	224,958
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
RTX Corp., 4.50%, 6/1/42	$100	$ 86,680
United Parcel Service, Inc., 6.20%, 1/15/38	250	270,827
		$ 3,872,901
Technology — 1.7%
Broadcom, Inc.:
3.137%, 11/15/35(1)	$500	$ 400,577
3.419%, 4/15/33(1)	200	172,497
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	251,493
Intel Corp., 4.875%, 2/10/28	200	199,333
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	311,295
Oracle Corp.:
2.65%, 7/15/26	150	142,194
3.60%, 4/1/50	400	280,211
Vmware LLC, 2.20%, 8/15/31	200	162,585
		$1,920,185
Utilities — 1.7%
DTE Electric Co., 2.25%, 3/1/30	$300	$259,226
Duke Energy Corp., 3.15%, 8/15/27	500	471,694
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	350	343,080
PacifiCorp, 4.10%, 2/1/42	100	78,703
Public Service Electric and Gas Co., 3.95%, 5/1/42	1,000	820,943
		$1,973,646
Total Corporate Bonds (identified cost $33,054,590)		$29,838,946

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico Government International Bonds, 5.55%, 1/21/45(4)	$500	$ 450,523
Total Sovereign Government Bonds (identified cost $497,815)		$ 450,523

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York, NY, 3.60%, 8/1/28	$1,000	$ 955,460
Total Taxable Municipal Obligations (identified cost $995,626)		$ 955,460

2
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 3.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Banks, 0.50%, 4/14/25	$1,000	$ 964,030
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32(4)	850	951,857
6.75%, 3/15/31	1,000	1,129,788
Federal National Mortgage Association, 0.875%, 8/5/30(4)	1,200	972,729
Total U.S. Government Agencies and Instrumentalities (identified cost $4,335,455)		$ 4,018,404

U.S. Government Agency Mortgage-Backed Securities — 26.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,544	$ 5,238,727
2.50%, with various maturities to 2051	2,162	1,860,465
3.00%, with various maturities to 2052	1,249	1,079,095
3.50%, with various maturities to 2048	349	323,386
4.00%, with various maturities to 2052	690	640,241
4.50%, with various maturities to 2044	479	466,413
5.00%, with various maturities to 2040	358	358,166
6.00%, with various maturities to 2040	28	29,001
6.50%, 10/1/37	12	12,539
Federal National Mortgage Association:
1.50%, 9/1/35	473	409,050
2.00%, with various maturities to 2051	4,484	3,661,510
2.50%, with various maturities to 2052	4,276	3,618,127
3.00%, with various maturities to 2052	4,942	4,308,845
3.50%, with various maturities to 2052	2,980	2,695,335
4.00%, with various maturities to 2047	1,069	1,004,513
4.50%, with various maturities to 2044	760	739,533
5.00%, with various maturities to 2034	36	36,228
5.50%, with various maturities to 2038	163	163,965
5.706%, (1 yr. RFUCCT + 1.456%), 9/1/38(5)	41	42,194
6.00%, with various maturities to 2038	140	143,165
6.50%, with various maturities to 2036	22	22,727
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,555	2,139,946
3.00%, 3/20/51	306	268,184
4.00%, with various maturities to 2042	470	445,631
4.50%, 7/20/33	38	37,453
5.00%, with various maturities to 2039	189	188,573
5.50%, 7/20/34	22	21,937
6.00%, with various maturities to 2038	118	121,856
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $34,939,931)		$30,076,805

U.S. Treasury Obligations — 40.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 304,629
1.375%, 8/15/50	1,000	511,934
1.625%, 11/15/50	800	438,141
1.875%, 2/15/51	1,600	934,687
2.00%, 8/15/51	800	480,750
2.25%, 8/15/49	650	420,240
2.375%, 5/15/51	875	576,509
2.50%, 2/15/45	1,000	713,633
3.00%, 5/15/47	1,000	765,156
3.125%, 11/15/41	1,000	824,180
3.125%, 8/15/44	1,600	1,279,187
3.125%, 5/15/48	750	583,403
3.75%, 11/15/43	1,400	1,237,797
3.875%, 8/15/40	500	463,848
4.375%, 11/15/39	250	247,256
4.375%, 5/15/41	700	686,684
U.S. Treasury Notes:
0.375%, 4/30/25	800	768,976
0.375%, 11/30/25	2,000	1,876,523
0.375%, 1/31/26	1,500	1,398,135
0.375%, 7/31/27	300	264,668
0.50%, 8/31/27	750	662,344
0.625%, 5/15/30	300	242,566
0.625%, 8/15/30	1,000	801,641
0.875%, 11/15/30	250	202,271
1.125%, 2/29/28	500	444,268
1.125%, 8/31/28	200	175,258
1.125%, 2/15/31	1,100	899,809
1.25%, 4/30/28	1,950	1,732,872
1.25%, 9/30/28	150	131,836
1.25%, 8/15/31	1,300	1,055,260
1.50%, 8/15/26	200	187,187
1.50%, 11/30/28	1,350	1,194,908
1.50%, 2/15/30	1,400	1,201,922
1.625%, 9/30/26	800	748,844
1.75%, 1/31/29	350	312,149
1.875%, 7/31/26	1,500	1,416,680
2.00%, 2/15/25	1,500	1,469,385
2.125%, 9/30/24	2,100	2,083,004
2.25%, 11/15/24(4)	2,000	1,976,911
2.25%, 3/31/26	1,000	957,656
2.25%, 2/15/27	2,400	2,263,031
2.25%, 11/15/27	2,850	2,651,725
2.625%, 2/15/29	1,200	1,112,672
2.75%, 8/15/32	825	734,266

3
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.875%, 5/15/28	$425	$ 401,559
2.875%, 8/15/28	300	282,697
2.875%, 5/15/32	1,075	968,739
3.00%, 7/15/25	600	587,426
3.125%, 11/15/28	1,150	1,092,163
3.50%, 2/15/33	650	609,299
3.75%, 5/31/30	650	629,586
3.875%, 3/31/25	300	297,066
3.875%, 12/31/29	100	97,648
3.875%, 8/15/33	400	384,906
4.125%, 11/15/32	1,175	1,155,447
4.50%, 11/15/33	400	403,781
Total U.S. Treasury Obligations (identified cost $51,481,074)		$46,345,118

Short-Term Investments — 4.2%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	927,829	$ 927,829
Total Affiliated Fund (identified cost $927,829)		$ 927,829
Securities Lending Collateral — 3.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(7)	3,943,826	$ 3,943,826
Total Securities Lending Collateral (identified cost $3,943,826)		$ 3,943,826
Total Short-Term Investments (identified cost $4,871,655)		$ 4,871,655
Total Investments — 102.8% (identified cost $131,510,524)		$117,862,689
Other Assets, Less Liabilities — (2.8)%		$ (3,237,438)
Net Assets — 100.0%		$114,625,251

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $1,810,239 or 1.6% of the Fund's net assets.
(2)	Security converts to variable rate after the indicated fixed-rate coupon period.
(3)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 8).
(4)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $4,360,077.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

4
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $130,431,957) - including $4,360,077 of securities on loan	$116,785,823
Investments in securities of affiliated issuers, at value (identified cost $1,078,567)	1,076,866
Receivable for capital shares sold	63,492
Interest receivable	794,596
Dividends and interest receivable - affiliated	4,437
Securities lending income receivable	1,035
Receivable from affiliates	14,195
Directors' deferred compensation plan	32,753
Total assets	$118,773,197
Liabilities
Payable for capital shares redeemed	$95,257
Deposits for securities loaned	3,943,826
Payable to affiliates:
Investment advisory fee	18,812
Administrative fee	11,348
Distribution fees	1,222
Sub-transfer agency fee	212
Directors' deferred compensation plan	32,753
Accrued expenses	44,516
Total liabilities	$4,147,946
Net Assets	$114,625,251
Sources of Net Assets
Paid-in capital	$125,558,973
Accumulated loss	(10,933,722)
Net Assets	$114,625,251
Class I Shares
Net Assets	$108,656,171
Shares Outstanding	2,257,026
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$48.14
Class F Shares
Net Assets	$5,969,080
Shares Outstanding	127,278
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$46.90
5
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income - affiliated issuers	$26,711
Interest income	1,840,477
Interest income - affiliated issuers	3,497
Securities lending income, net	6,183
Total investment income	$1,876,868
Expenses
Investment advisory fee	$115,321
Administrative fee	69,192
Distribution fees:
Class F	7,090
Directors' fees and expenses	3,125
Custodian fees	2,628
Transfer agency fees and expenses	43,392
Accounting fees	14,550
Professional fees	24,726
Reports to shareholders	3,812
Miscellaneous	3,435
Total expenses	$287,271
Waiver and/or reimbursement of expenses by affiliates	$(96,458)
Net expenses	$190,813
Net investment income	$1,686,055
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(102,676)
Net realized loss	$(102,676)
Change in unrealized appreciation (depreciation):
Investment securities	$(2,353,433)
Investment securities - affiliated issuers	(588)
Net change in unrealized appreciation (depreciation)	$(2,354,021)
Net realized and unrealized loss	$(2,456,697)
Net decrease in net assets from operations	$(770,642)
6
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,686,055	$3,214,132
Net realized loss	(102,676)	(215,022)
Net change in unrealized appreciation (depreciation)	(2,354,021)	3,196,507
Net increase (decrease) in net assets from operations	$(770,642)	$6,195,617
Distributions to shareholders:
Class I	$ —	$(3,038,084)
Class F	—	(155,896)
Total distributions to shareholders	$ —	$(3,193,980)
Capital share transactions:
Class I	$(3,995,368)	$(466,336)
Class F	362,002	544,102
Net increase (decrease) in net assets from capital share transactions	$(3,633,366)	$77,766
Net increase (decrease) in net assets	$(4,404,008)	$3,079,403
Net Assets
At beginning of period	$119,029,259	$115,949,856
At end of period	$114,625,251	$119,029,259
7
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Financial Highlights

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$48.44	$47.25	$55.64	$58.07	$55.68	$53.01
Income (Loss) From Operations
Net investment income(1)	$0.70	$1.32	$1.19	$1.14	$1.34	$1.50
Net realized and unrealized gain (loss)	(1.00)	1.18	(8.19)	(2.20)	2.74	2.96
Total income (loss) from operations	$(0.30)	$2.50	$(7.00)	$(1.06)	$4.08	$4.46
Less Distributions
From net investment income	$ —	$(1.31)	$(1.39)	$(1.37)	$(1.69)	$(1.79)
Total distributions	$ —	$(1.31)	$(1.39)	$(1.37)	$(1.69)	$(1.79)
Net asset value — End of period	$48.14	$48.44	$47.25	$55.64	$58.07	$55.68
Total Return(2)	(0.62)%(3)	5.47%	(12.53)%	(1.82)%	7.34%	8.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,656	$113,389	$110,980	$145,323	$144,073	$140,169
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.49%(5)	0.49%	0.48%	0.46%	0.47%	0.43%
Net expenses	0.32%(5)(6)	0.32%(6)	0.32%(6)	0.32%	0.32%	0.32%
Net investment income	2.94%(5)	2.76%	2.35%	2.00%	2.30%	2.71%
Portfolio Turnover	5%(3)	11%	6%	15%	23%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$47.25	$46.23	$54.61	$57.17	$54.97	$52.48
Income (Loss) From Operations
Net investment income(1)	$0.62	$1.17	$1.04	$0.98	$1.15	$1.33
Net realized and unrealized gain (loss)	(0.97)	1.16	(8.03)	(2.17)	2.74	2.95
Total income (loss) from operations	$(0.35)	$2.33	$(6.99)	$(1.19)	$3.89	$4.28
Less Distributions
From net investment income	$ —	$(1.31)	$(1.39)	$(1.37)	$(1.69)	$(1.79)
Total distributions	$ —	$(1.31)	$(1.39)	$(1.37)	$(1.69)	$(1.79)
Net asset value — End of period	$46.90	$47.25	$46.23	$54.61	$57.17	$54.97
Total Return(2)	(0.74)%(3)	5.22%	(12.75)%	(2.08)%	7.09%	8.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,969	$5,640	$4,970	$5,413	$3,966	$1,265
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.74%(5)	0.74%	0.73%	0.71%	0.72%	0.68%
Net expenses	0.57%(5)(6)	0.57%(6)	0.57%(6)	0.57%	0.57%	0.57%
Net investment income	2.69%(5)	2.51%	2.11%	1.75%	2.00%	2.42%
Portfolio Turnover	5%(3)	11%	6%	15%	23%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
9
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
10

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$49,129	$ —	$49,129
Commercial Mortgage-Backed Securities	—	1,256,649	—	1,256,649
Corporate Bonds	—	29,838,946	—	29,838,946
Sovereign Government Bonds	—	450,523	—	450,523
Taxable Municipal Obligations	—	955,460	—	955,460
U.S. Government Agencies and Instrumentalities	—	4,018,404	—	4,018,404
U.S. Government Agency Mortgage-Backed Securities	—	30,076,805	—	30,076,805
U.S. Treasury Obligations	—	46,345,118	—	46,345,118
Short-Term Investments:
Affiliated Fund	927,829	—	—	927,829
Securities Lending Collateral	3,943,826	—	—	3,943,826
Total Investments	$4,871,655	$112,991,034	$ —	$117,862,689
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $115,321.
11

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $791 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $95,667.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $69,192.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $7,090 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $182 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $42,846, of which $33,208 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,539.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $1,669,205 and $2,966,066, respectively. Purchases and sales of U.S. government and agency securities, including maturities and paydowns, were $4,181,885 and $4,397,575, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $1,826,432 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $746,750 are short-term and $1,079,682 are long-term.
12

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$131,778,564
Gross unrealized appreciation	$118,855
Gross unrealized depreciation	(14,034,730)
Net unrealized depreciation	$(13,915,875)
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan, including accrued interest, was $4,406,825 and the total value of collateral received was $4,532,965, comprised of cash of $3,943,826 and U.S. government and/or agencies securities of $589,139.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
U.S. Government Agencies and Instrumentalities	$1,961,776	$ —	$ —	$ —	$1,961,776
U.S. Treasury Obligations	1,982,050	—	—	—	1,982,050
Total	$3,943,826	$ —	$ —	$ —	$3,943,826
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
13

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in affiliated issuers and in funds that may be deemed to be affiliated was $1,076,866, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 149,878	$ —	$ —	$ —	$(588)	$ 149,037	$ 3,497	$150,000
Short-Term Investments
Liquidity Fund	1,338,640	9,825,854	(10,236,665)	—	—	927,829	26,711	927,829
Total				$ —	$(588)	$1,076,866	$30,208
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	88,984	$4,255,824	181,473	$8,684,323
Reinvestment of distributions	—	—	66,786	3,038,084
Shares redeemed	(172,624)	(8,251,192)	(256,338)	(12,188,743)
Net decrease	(83,640)	$(3,995,368)	(8,079)	$(466,336)
Class F
Shares sold	15,890	$732,864	25,406	$1,186,892
Reinvestment of distributions	—	—	3,511	155,896
Shares redeemed	(7,974)	(370,862)	(17,056)	(798,686)
Net increase	7,916	$362,002	11,861	$544,102
At June 30, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 78.5% of the value of the outstanding shares of the Fund.
10  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Investment Grade Bond Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
14

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
15

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Investment Grade Bond Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-year period ended December 31, 2023, the Fund had outperformed the median of its peer universe for the three-year period ended December 31, 2023, and the Fund equaled the median of its peer universe for the five-year period ended December 31, 2023. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of Fund performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
16

CVT
Investment Grade Bond Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
17

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CVPIBI-NCSR 6.30.24

CVT
Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
Nasdaq 100 Index Portfolio

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Automobiles — 2.4%
Tesla, Inc.(1)	54,278	$ 10,740,531
		$ 10,740,531
Beverages — 2.3%
Coca-Cola Europacific Partners PLC	13,336	$ 971,795
Keurig Dr Pepper, Inc.	39,368	1,314,891
Monster Beverage Corp.(1)	30,177	1,507,341
PepsiCo, Inc.	39,926	6,584,995
		$ 10,379,022
Biotechnology — 3.6%
Amgen, Inc.	15,579	$4,867,659
Biogen, Inc.(1)	4,228	980,135
Gilead Sciences, Inc.	36,140	2,479,565
GRAIL, Inc.(1)	768	11,799
Moderna, Inc.(1)	11,130	1,321,687
Regeneron Pharmaceuticals, Inc.(1)	3,147	3,307,591
Vertex Pharmaceuticals, Inc.(1)	7,487	3,509,307
		$16,477,743
Broadline Retail — 6.1%
Amazon.com, Inc.(1)	117,011	$22,612,376
MercadoLibre, Inc.(1)	1,472	2,419,085
PDD Holdings, Inc. ADR(1)	19,373	2,575,640
		$27,607,101
Chemicals — 1.4%
Linde PLC	13,958	$6,124,910
		$6,124,910
Commercial Services & Supplies — 0.8%
Cintas Corp.	2,947	$2,063,666
Copart, Inc.(1)	27,947	1,513,610
		$3,577,276
Communications Equipment — 1.2%
Cisco Systems, Inc.	117,003	$5,558,813
		$5,558,813
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	12,880	$10,947,871
Dollar Tree, Inc.(1)	6,319	674,680
Walgreens Boots Alliance, Inc.	25,057	303,064
		$11,925,615
Electric Utilities — 1.1%
American Electric Power Co., Inc.	15,253	$1,338,298
Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	9,155	$ 1,833,472
Exelon Corp.	29,042	1,005,144
Xcel Energy, Inc.	16,137	861,877
		$ 5,038,791
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	3,885	$ 869,618
		$ 869,618
Energy Equipment & Services — 0.2%
Baker Hughes Co.	29,009	$1,020,247
		$1,020,247
Entertainment — 2.4%
Electronic Arts, Inc.	7,749	$1,079,668
Netflix, Inc.(1)	12,514	8,445,449
Take-Two Interactive Software, Inc.(1)	4,977	773,874
Warner Bros. Discovery, Inc.(1)	70,728	526,216
		$10,825,207
Financial Services — 0.4%
PayPal Holdings, Inc.(1)	30,379	$1,762,893
		$1,762,893
Food Products — 0.8%
Kraft Heinz Co.	35,159	$1,132,823
Mondelez International, Inc., Class A	39,025	2,553,796
		$3,686,619
Ground Transportation — 0.7%
CSX Corp.	56,782	$1,899,358
Old Dominion Freight Line, Inc.	6,330	1,117,878
		$3,017,236
Health Care Equipment & Supplies — 1.8%
DexCom, Inc.(1)	11,549	$1,309,426
GE HealthCare Technologies, Inc.	13,204	1,028,856
IDEXX Laboratories, Inc.(1)	2,398	1,168,305
Intuitive Surgical, Inc.(1)	10,301	4,582,400
		$8,088,987
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(1)	12,822	$1,944,200
Booking Holdings, Inc.	985	3,902,078
DoorDash, Inc., Class A(1)	11,085	1,205,826
Marriott International, Inc., Class A	8,295	2,005,482
Starbucks Corp.	32,895	2,560,876
		$11,618,462

1
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	18,902	$ 4,036,333
		$ 4,036,333
Interactive Media & Services — 9.6%
Alphabet, Inc., Class A	66,047	$ 12,030,461
Alphabet, Inc., Class C	63,157	11,584,257
Meta Platforms, Inc., Class A	39,200	19,765,424
		$ 43,380,142
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	14,429	$981,172
MongoDB, Inc.(1)	2,130	532,415
		$1,513,587
Life Sciences Tools & Services — 0.1%
Illumina, Inc.(1)	4,606	$480,774
		$480,774
Machinery — 0.4%
PACCAR, Inc.	15,222	$1,566,953
		$1,566,953
Media — 1.5%
Charter Communications, Inc., Class A(1)	4,183	$1,250,550
Comcast Corp., Class A	113,673	4,451,434
Trade Desk, Inc., Class A(1)	12,943	1,264,143
		$6,966,127
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	5,191	$1,039,186
		$1,039,186
Pharmaceuticals — 0.3%
AstraZeneca PLC ADR	16,889	$1,317,173
		$1,317,173
Professional Services — 1.2%
Automatic Data Processing, Inc.	11,906	$2,841,843
Paychex, Inc.	10,477	1,242,153
Verisk Analytics, Inc.	4,156	1,120,250
		$5,204,246
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(1)	11,844	$878,114
		$878,114
Semiconductors & Semiconductor Equipment — 24.2%
Advanced Micro Devices, Inc.(1)	46,940	$7,614,137
Analog Devices, Inc.	14,394	3,285,574
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	24,046	$ 5,674,616
ARM Holdings PLC ADR(1)	3,433	561,708
ASML Holding NV-NY Shares(2)	2,643	2,703,075
Broadcom, Inc.	13,458	21,607,223
GlobalFoundries, Inc.(1)	16,018	809,870
Intel Corp.	123,629	3,828,790
KLA Corp.	3,910	3,223,834
Lam Research Corp.	3,800	4,046,430
Marvell Technology, Inc.	25,138	1,757,146
Microchip Technology, Inc.	15,592	1,426,668
Micron Technology, Inc.	32,160	4,230,005
NVIDIA Corp.	276,581	34,168,817
NXP Semiconductors NV	7,433	2,000,146
ON Semiconductor Corp.(1)	12,495	856,532
QUALCOMM, Inc.	32,410	6,455,424
Texas Instruments, Inc.	26,442	5,143,762
		$109,393,757
Software — 15.6%
Adobe, Inc.(1)	13,011	$7,228,131
ANSYS, Inc.(1)	2,520	810,180
Atlassian Corp., Class A(1)	4,626	818,247
Autodesk, Inc.(1)	6,258	1,548,542
Cadence Design Systems, Inc.(1)	7,891	2,428,455
CrowdStrike Holdings, Inc., Class A(1)	6,699	2,566,990
Datadog, Inc., Class A(1)	8,958	1,161,763
Fortinet, Inc.(1)	22,115	1,332,871
Intuit, Inc.	8,119	5,335,888
Microsoft Corp.	83,568	37,350,717
Palo Alto Networks, Inc.(1)	9,404	3,188,050
Roper Technologies, Inc.	3,109	1,752,419
Synopsys, Inc.(1)	4,450	2,648,017
Workday, Inc., Class A(1)	6,157	1,376,459
Zscaler, Inc.(1)	4,352	836,411
		$70,383,140
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	1,711	$1,806,919
Ross Stores, Inc.	9,758	1,418,032
		$3,224,951
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	172,415	$36,314,047
		$36,314,047
Textiles, Apparel & Luxury Goods — 0.2%
lululemon Athletica, Inc.(1)	3,509	$1,048,138
		$1,048,138

2
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	16,573	$ 1,041,447
		$ 1,041,447
Wireless Telecommunication Services — 1.3%
T-Mobile U.S., Inc.	34,032	$ 5,995,758
		$ 5,995,758
Total Common Stocks (identified cost $144,607,685)		$432,102,944

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Funds — 0.9%
Invesco QQQ TM Trust, Series 1(3)	8,000	$ 3,832,880
Total Exchange-Traded Funds (identified cost $2,668,653)		$ 3,832,880

Short-Term Investments — 3.7%
Affiliated Fund — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	15,597,053	$ 15,597,053
Total Affiliated Fund (identified cost $15,597,053)		$ 15,597,053
Securities Lending Collateral — 0.0%(5)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(6)	38,809	$ 38,809
Total Securities Lending Collateral (identified cost $38,809)		$ 38,809

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/3/24(7)	$1,000	$ 986,500
Total U.S. Treasury Obligations (identified cost $986,762)		$ 986,500
Total Short-Term Investments (identified cost $16,622,624)		$ 16,622,362
Total Investments — 100.1% (identified cost $163,898,962)		$452,558,186

Other Assets, Less Liabilities — (0.1)%	$ (242,189)
Net Assets — 100.0%	$452,315,997

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $2,703,075 or 0.6% of the Fund's net assets.
(3)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $37,850.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(5)	Amount is less than 0.05%.
(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	39	Long	9/20/24	$15,543,255	$(171,090)
					$(171,090)

Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $148,301,909) - including $37,850 of securities on loan	$436,961,133
Investments in securities of affiliated issuers, at value (identified cost $15,597,053)	15,597,053
Receivable for capital shares sold	232,901
Dividends receivable	70,579
Dividends receivable - affiliated	60,241
Securities lending income receivable	1,426
Receivable from affiliate	32,551
Directors' deferred compensation plan	37,437
Total assets	$452,993,321
Liabilities
Payable for variation margin on open futures contracts	$83,575
Payable for capital shares redeemed	251,119
Deposits for securities loaned	38,809
Payable to affiliates:
Investment advisory fee	107,461
Administrative fee	43,638
Distribution fees	29,423
Sub-transfer agency fee	127
Directors' deferred compensation plan	37,437
Payable for transfer agency fees and expenses	79,710
Accrued expenses	6,025
Total liabilities	$677,324
Net Assets	$452,315,997
Sources of Net Assets
Paid-in capital	$128,078,147
Distributable earnings	324,237,850
Net Assets	$452,315,997
Class I Shares
Net Assets	$303,272,822
Shares Outstanding	1,807,754
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$167.76
Class F Shares
Net Assets	$149,043,175
Shares Outstanding	911,888
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$163.44
4
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $3,558)	$1,673,590
Dividend income - affiliated issuers	300,615
Interest income	25,763
Securities lending income, net	44,812
Total investment income	$2,044,780
Expenses
Investment advisory fee	$610,078
Administrative fee	244,032
Distribution fees:
Class F	156,252
Directors' fees and expenses	11,472
Custodian fees	5,126
Transfer agency fees and expenses	185,360
Accounting fees	47,272
Professional fees	24,552
Reports to shareholders	7,210
Miscellaneous	21,138
Total expenses	$1,312,492
Waiver and/or reimbursement of expenses by affiliates	$(188,592)
Net expenses	$1,123,900
Net investment income	$920,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$877,149
Futures contracts	2,075,983
Net realized gain	$2,953,132
Change in unrealized appreciation (depreciation):
Investment securities	$61,959,915
Futures contracts	(503,185)
Net change in unrealized appreciation (depreciation)	$61,456,730
Net realized and unrealized gain	$64,409,862
Net increase in net assets from operations	$65,330,742
5
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$920,880	$1,560,126
Net realized gain	2,953,132	35,194,608
Net change in unrealized appreciation (depreciation)	61,456,730	93,500,478
Net increase in net assets from operations	$65,330,742	$130,255,212
Distributions to shareholders:
Class I	$ —	$(771,064)
Class F	—	(299,278)
Total distributions to shareholders	$ —	$(1,070,342)
Capital share transactions:
Class I	$(10,200,132)	$(13,610,300)
Class F	19,041,040	26,575,298
Net increase in net assets from capital share transactions	$8,840,908	$12,964,998
Net increase in net assets	$74,171,650	$142,149,868
Net Assets
At beginning of period	$378,144,347	$235,994,479
At end of period	$452,315,997	$378,144,347
6
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Financial Highlights

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$143.17	$93.02	$146.70	$122.67	$86.05	$63.98
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.68	$0.50	$0.27	$0.42	$0.44
Net realized and unrealized gain (loss)	24.19	49.88	(48.48)	31.85	40.48	24.00
Total income (loss) from operations	$24.59	$50.56	$(47.98)	$32.12	$40.90	$24.44
Less Distributions
From net investment income	$ —	$(0.41)	$(0.21)	$(0.39)	$(0.49)	$(0.41)
From net realized gain	—	—	(5.49)	(7.70)	(3.79)	(1.96)
Total distributions	$ —	$(0.41)	$(5.70)	$(8.09)	$(4.28)	$(2.37)
Net asset value — End of period	$167.76	$143.17	$93.02	$146.70	$122.67	$86.05
Total Return(2)	17.18%(3)	54.40%	(32.64)%	26.87%	48.22%	38.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$303,273	$268,239	$184,733	$287,931	$237,710	$176,210
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.57%(5)	0.60%	0.60%	0.59%	0.60%	0.59%
Net expenses	0.48%(5)(6)	0.48%(6)	0.48%(6)	0.48%	0.48%	0.48%
Net investment income	0.53%(5)	0.56%	0.44%	0.20%	0.42%	0.58%
Portfolio Turnover	1%(3)	21%	7%	8%	12%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
7
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$139.66	$90.97	$144.01	$120.85	$85.03	$63.40
Income (Loss) From Operations
Net investment income (loss)(1)	$0.21	$0.39	$0.23	$(0.07)	$0.16	$0.25
Net realized and unrealized gain (loss)	23.57	48.71	(47.57)	31.32	39.94	23.75
Total income (loss) from operations	$23.78	$49.10	$(47.34)	$31.25	$40.10	$24.00
Less Distributions
From net investment income	$ —	$(0.41)	$(0.21)	$(0.39)	$(0.49)	$(0.41)
From net realized gain	—	—	(5.49)	(7.70)	(3.79)	(1.96)
Total distributions	$ —	$(0.41)	$(5.70)	$(8.09)	$(4.28)	$(2.37)
Net asset value — End of period	$163.44	$139.66	$90.97	$144.01	$120.85	$85.03
Total Return(2)	17.03%(3)	54.02%	(32.81)%	26.55%	47.86%	38.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,043	$109,905	$51,262	$52,753	$23,099	$5,669
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.82%(5)	0.85%	0.85%	0.84%	0.85%	0.84%
Net expenses	0.73%(5)(6)	0.73%(6)	0.73%(6)	0.73%	0.73%	0.73%
Net investment income (loss)	0.28%(5)	0.32%	0.21%	(0.05)%	0.16%	0.32%
Portfolio Turnover	1%(3)	21%	7%	8%	12%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio) (the Fund) is a non-diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
9

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$432,102,944(1)	$ —	$ —	$432,102,944
Exchange-Traded Funds	3,832,880	—	—	3,832,880
Short-Term Investments:
Affiliated Fund	15,597,053	—	—	15,597,053
Securities Lending Collateral	38,809	—	—	38,809
U.S. Treasury Obligations	—	986,500	—	986,500
Total Investments	$451,571,686	$986,500	$ —	$452,558,186
Liability Description
Futures Contracts	$(171,090)	$ —	$ —	$(171,090)
Total	$(171,090)	$ —	$ —	$(171,090)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund
10

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $610,078.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $8,478 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $180,114.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $244,032.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $156,252 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $182 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
11

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $184,996, of which $32,227 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,425.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,101,267 and $3,777,085, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$163,922,448
Gross unrealized appreciation	$293,770,230
Gross unrealized depreciation	(5,305,582)
Net unrealized appreciation	$288,464,648
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2024 is included in the Schedule of Investments. During the six months ended June 30, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(171,090)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 2,075,983	$ (503,185)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2024 was approximately $12,285,000.
12

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $37,850 and the total value of collateral received was $38,809, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$38,809	$ —	$ —	$ —	$38,809
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
9  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $15,597,053, which represents 3.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$10,247,792	$28,015,837	$(22,666,576)	$ —	$ —	$15,597,053	$300,615	15,597,053
13

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	81,375	$12,480,056	142,178	$17,236,272
Reinvestment of distributions	—	—	5,950	771,064
Shares redeemed	(147,188)	(22,680,188)	(260,459)	(31,617,636)
Net decrease	(65,813)	$(10,200,132)	(112,331)	$(13,610,300)
Class F
Shares sold	172,866	$26,558,967	259,406	$30,494,914
Reinvestment of distributions	—	—	2,366	299,278
Shares redeemed	(47,936)	(7,517,927)	(38,289)	(4,218,894)
Net increase	124,930	$19,041,040	223,483	$26,575,298
At June 30, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 20.5% of the value of the outstanding shares of the Fund and separate accounts of three other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 62.9%.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Nasdaq 100 Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
14

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
15

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Nasdaq 100 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2023. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or
16

CVT
Nasdaq 100 Index Portfolio
June 30, 2024
Board of Directors' Contract Approval

reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
17

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CVPNOI-NCSR 6.30.24

CVT
S&P 500® Index Portfolio
(formerly, Calvert VP S&P 500® Index Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
S&P 500® Index Portfolio

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(1)	747	$ 219,797
Boeing Co.(1)	6,072	1,105,165
General Dynamics Corp.	2,393	694,305
General Electric Co.	11,519	1,831,175
Howmet Aerospace, Inc.	4,081	316,808
Huntington Ingalls Industries, Inc.	444	109,371
L3Harris Technologies, Inc.	1,996	448,262
Lockheed Martin Corp.	2,247	1,049,574
Northrop Grumman Corp.	1,464	638,231
RTX Corp.	13,991	1,404,556
Textron, Inc.	2,007	172,321
TransDigm Group, Inc.	589	752,512
		$8,742,077
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	1,269	$111,824
Expeditors International of Washington, Inc.	1,486	185,438
FedEx Corp.	2,382	714,219
United Parcel Service, Inc., Class B	7,676	1,050,461
		$2,061,942
Automobile Components — 0.1%
Aptiv PLC(1)	2,863	$201,613
BorgWarner, Inc.	2,485	80,116
		$281,729
Automobiles — 1.4%
Ford Motor Co.	41,267	$517,488
General Motors Co.	12,007	557,845
Tesla, Inc.(1)	29,303	5,798,478
		$6,873,811
Banks — 3.1%
Bank of America Corp.	71,598	$2,847,452
Citigroup, Inc.	20,073	1,273,833
Citizens Financial Group, Inc.	5,043	181,699
Fifth Third Bancorp	7,367	268,822
Huntington Bancshares, Inc.	15,251	201,008
JPMorgan Chase & Co.	30,316	6,131,714
KeyCorp	10,130	143,947
M&T Bank Corp.	1,797	271,994
PNC Financial Services Group, Inc.	4,187	650,995
Regions Financial Corp.	9,638	193,146
Truist Financial Corp.	14,081	547,047
U.S. Bancorp	16,421	651,914
Wells Fargo & Co.	36,688	2,178,900
		$15,542,471
Security	Shares	Value
Beverages — 1.3%
Brown-Forman Corp., Class B	1,956	$ 84,480
Coca-Cola Co.	40,801	2,596,984
Constellation Brands, Inc., Class A	1,694	435,832
Keurig Dr Pepper, Inc.	11,188	373,679
Molson Coors Beverage Co., Class B	2,058	104,608
Monster Beverage Corp.(1)	7,464	372,827
PepsiCo, Inc.	14,467	2,386,042
		$ 6,354,452
Biotechnology — 1.8%
AbbVie, Inc.	18,653	$3,199,363
Amgen, Inc.	5,645	1,763,780
Biogen, Inc.(1)	1,532	355,148
Gilead Sciences, Inc.	13,111	899,546
Incyte Corp.(1)	1,692	102,569
Moderna, Inc.(1)	3,509	416,694
Regeneron Pharmaceuticals, Inc.(1)	1,116	1,172,949
Vertex Pharmaceuticals, Inc.(1)	2,716	1,273,043
		$9,183,092
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	96,708	$18,688,821
eBay, Inc.	5,325	286,059
Etsy, Inc.(1)	1,231	72,604
		$19,047,484
Building Products — 0.5%
A.O. Smith Corp.	1,365	$111,630
Allegion PLC	981	115,905
Builders FirstSource, Inc.(1)	1,284	177,718
Carrier Global Corp.	8,818	556,240
Johnson Controls International PLC	7,089	471,206
Masco Corp.	2,318	154,541
Trane Technologies PLC	2,382	783,511
		$2,370,751
Capital Markets — 2.7%
Ameriprise Financial, Inc.	1,045	$446,414
Bank of New York Mellon Corp.	7,870	471,334
BlackRock, Inc.	1,470	1,157,360
Blackstone, Inc.	7,520	930,976
Cboe Global Markets, Inc.	1,142	194,209
Charles Schwab Corp.	15,710	1,157,670
CME Group, Inc.	3,789	744,917
FactSet Research Systems, Inc.	422	172,290
Franklin Resources, Inc.	3,133	70,023
Goldman Sachs Group, Inc.	3,393	1,534,722
Intercontinental Exchange, Inc.	6,036	826,268
Invesco Ltd.	4,888	73,124
KKR & Co., Inc.	7,004	737,101

1
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings, Inc.	399	$ 80,011
Moody's Corp.	1,653	695,797
Morgan Stanley(2)	13,169	1,279,895
MSCI, Inc.	855	411,896
Nasdaq, Inc.	4,129	248,814
Northern Trust Corp.	2,219	186,352
Raymond James Financial, Inc.	2,035	251,546
S&P Global, Inc.	3,369	1,502,574
State Street Corp.	3,284	243,016
T. Rowe Price Group, Inc.	2,422	279,281
		$13,695,590
Chemicals — 1.4%
Air Products and Chemicals, Inc.	2,339	$603,579
Albemarle Corp.(3)	1,304	124,558
Celanese Corp.	1,113	150,133
CF Industries Holdings, Inc.	1,923	142,533
Corteva, Inc.	7,334	395,596
Dow, Inc.	7,400	392,570
DuPont de Nemours, Inc.	4,400	354,156
Eastman Chemical Co.	1,269	124,324
Ecolab, Inc.	2,675	636,650
FMC Corp.	1,386	79,764
International Flavors & Fragrances, Inc.	2,687	255,829
Linde PLC	5,059	2,219,940
LyondellBasell Industries NV, Class A	2,769	264,882
Mosaic Co.	3,382	97,740
PPG Industries, Inc.	2,477	311,829
Sherwin-Williams Co.	2,455	732,646
		$6,886,729
Commercial Services & Supplies — 0.5%
Cintas Corp.	908	$635,836
Copart, Inc.(1)	9,207	498,651
Republic Services, Inc.	2,154	418,609
Rollins, Inc.	2,956	144,223
Veralto Corp.	2,372	226,455
Waste Management, Inc.	3,841	819,439
		$2,743,213
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	2,671	$936,132
Cisco Systems, Inc.	42,611	2,024,449
F5, Inc.(1)	667	114,877
Juniper Networks, Inc.	3,560	129,797
Motorola Solutions, Inc.	1,755	677,518
		$3,882,773
Security	Shares	Value
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,540	$ 391,299
		$ 391,299
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	649	$ 351,628
Vulcan Materials Co.	1,392	346,163
		$ 697,791
Consumer Finance — 0.5%
American Express Co.	5,980	$ 1,384,669
Capital One Financial Corp.	4,021	556,708
Discover Financial Services	2,637	344,946
Synchrony Financial	4,401	207,683
		$2,494,006
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	4,685	$3,982,203
Dollar General Corp.	2,312	305,716
Dollar Tree, Inc.(1)	2,181	232,865
Kroger Co.	7,044	351,707
Sysco Corp.	5,240	374,084
Target Corp.	4,868	720,659
Walgreens Boots Alliance, Inc.	7,968	96,373
Walmart, Inc.	45,127	3,055,549
		$9,119,156
Containers & Packaging — 0.2%
Amcor PLC	16,061	$157,077
Avery Dennison Corp.	848	185,415
Ball Corp.	3,410	204,668
International Paper Co.	3,655	157,713
Packaging Corp. of America	938	171,241
WestRock Co.	2,849	143,191
		$1,019,305
Distributors — 0.1%
Genuine Parts Co.	1,516	$209,693
LKQ Corp.	2,986	124,188
Pool Corp.	430	132,152
		$466,033
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	75,454	$1,441,926
Verizon Communications, Inc.	44,295	1,826,726
		$3,268,652
Electric Utilities — 1.4%
Alliant Energy Corp.	2,836	$144,352
American Electric Power Co., Inc.	5,547	486,694
Constellation Energy Corp.	3,317	664,296

2
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Duke Energy Corp.	8,122	$ 814,068
Edison International	4,049	290,759
Entergy Corp.	2,247	240,429
Evergy, Inc.	2,553	135,232
Eversource Energy	3,779	214,307
Exelon Corp.	10,524	364,236
FirstEnergy Corp.	5,586	213,776
NextEra Energy, Inc.	21,620	1,530,912
NRG Energy, Inc.	2,194	170,825
PG&E Corp.	23,077	402,924
Pinnacle West Capital Corp.	1,195	91,274
PPL Corp.	7,973	220,454
Southern Co.	11,506	892,521
Xcel Energy, Inc.	5,847	312,288
		$7,189,347
Electrical Equipment — 0.7%
AMETEK, Inc.	2,496	$416,108
Eaton Corp. PLC	4,207	1,319,105
Emerson Electric Co.	6,020	663,163
GE Vernova, Inc.(1)	2,943	504,754
Generac Holdings, Inc.(1)	683	90,306
Hubbell, Inc.	580	211,979
Rockwell Automation, Inc.	1,200	330,336
		$3,535,751
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	12,641	$851,624
CDW Corp.	1,414	316,510
Corning, Inc.	8,113	315,190
Jabil, Inc.	1,269	138,054
Keysight Technologies, Inc.(1)	1,889	258,321
TE Connectivity Ltd.	3,223	484,836
Teledyne Technologies, Inc.(1)	524	203,302
Trimble, Inc.(1)	2,570	143,714
Zebra Technologies Corp., Class A(1)	571	176,399
		$2,887,950
Energy Equipment & Services — 0.3%
Baker Hughes Co.	10,502	$369,355
Halliburton Co.	9,316	314,695
Schlumberger NV	15,041	709,634
		$1,393,684
Entertainment — 1.2%
Electronic Arts, Inc.	2,560	$356,685
Live Nation Entertainment, Inc.(1)	1,577	147,828
Netflix, Inc.(1)	4,535	3,060,581
Take-Two Interactive Software, Inc.(1)	1,671	259,824
Walt Disney Co.	19,184	1,904,779
Security	Shares	Value
Entertainment (continued)
Warner Bros. Discovery, Inc.(1)	24,003	$ 178,582
		$ 5,908,279
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(1)	19,110	$ 7,773,948
Corpay, Inc.(1)	739	196,877
Fidelity National Information Services, Inc.	5,854	441,158
Fiserv, Inc.(1)	6,157	917,639
Global Payments, Inc.	2,686	259,736
Jack Henry & Associates, Inc.	767	127,337
Mastercard, Inc., Class A	8,671	3,825,299
PayPal Holdings, Inc.(1)	11,008	638,794
Visa, Inc., Class A	16,625	4,363,564
		$18,544,352
Food Products — 0.7%
Archer-Daniels-Midland Co.	5,203	$314,521
Bunge Global SA	1,490	159,087
Campbell Soup Co.	2,193	99,102
Conagra Brands, Inc.	5,170	146,931
General Mills, Inc.	5,941	375,828
Hershey Co.	1,553	285,488
Hormel Foods Corp.	3,341	101,867
JM Smucker Co.	1,148	125,178
Kellanova	2,931	169,060
Kraft Heinz Co.	8,624	277,865
Lamb Weston Holdings, Inc.	1,610	135,369
McCormick & Co., Inc.	2,720	192,957
Mondelez International, Inc., Class A	14,116	923,751
Tyson Foods, Inc., Class A	3,112	177,820
		$3,484,824
Gas Utilities — 0.0%(4)
Atmos Energy Corp.	1,650	$192,472
		$192,472
Ground Transportation — 0.9%
CSX Corp.	20,572	$688,133
J.B. Hunt Transport Services, Inc.	905	144,800
Norfolk Southern Corp.	2,377	510,318
Old Dominion Freight Line, Inc.	1,875	331,125
Uber Technologies, Inc.(1)	21,989	1,598,161
Union Pacific Corp.	6,421	1,452,815
		$4,725,352
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	18,307	$1,902,280
Align Technology, Inc.(1)	737	177,934
Baxter International, Inc.	5,638	188,591
Becton Dickinson & Co.	3,041	710,712

3
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(1)	15,471	$ 1,191,422
Cooper Cos., Inc.	2,200	192,060
DexCom, Inc.(1)	4,170	472,794
Edwards Lifesciences Corp.(1)	6,341	585,718
GE HealthCare Technologies, Inc.	4,599	358,354
Hologic, Inc.(1)	2,539	188,521
IDEXX Laboratories, Inc.(1)	869	423,377
Insulet Corp.(1)	776	156,597
Intuitive Surgical, Inc.(1)	3,733	1,660,625
Medtronic PLC	13,973	1,099,815
ResMed, Inc.	1,546	295,935
Solventum Corp.(1)	1,494	79,003
STERIS PLC	1,040	228,321
Stryker Corp.	3,568	1,214,012
Teleflex, Inc.	508	106,848
Zimmer Biomet Holdings, Inc.	2,260	245,278
		$11,478,197
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	2,563	$251,994
Cencora, Inc.	1,742	392,473
Centene Corp.(1)	5,616	372,341
Cigna Group	2,989	988,074
CVS Health Corp.	13,211	780,242
DaVita, Inc.(1)	545	75,521
Elevance Health, Inc.	2,446	1,325,389
HCA Healthcare, Inc.	2,040	655,411
Henry Schein, Inc.(1)	1,451	93,009
Humana, Inc.	1,268	473,788
Labcorp Holdings, Inc.	887	180,513
McKesson Corp.	1,368	798,967
Molina Healthcare, Inc.(1)	648	192,650
Quest Diagnostics, Inc.	1,169	160,013
UnitedHealth Group, Inc.	9,721	4,950,516
Universal Health Services, Inc., Class B	663	122,609
		$11,813,510
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	1,738	$203,294
Healthpeak Properties, Inc.	7,879	154,428
Ventas, Inc.	4,260	218,368
Welltower, Inc.	6,292	655,941
		$1,232,031
Hotel & Resort REITs — 0.0%(4)
Host Hotels & Resorts, Inc.	7,630	$137,187
		$137,187
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(1)	4,711	$714,329
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	357	$ 1,414,255
Caesars Entertainment, Inc.(1)	2,342	93,071
Carnival Corp.(1)	11,196	209,589
Chipotle Mexican Grill, Inc.(1)	14,450	905,293
Darden Restaurants, Inc.	1,256	190,058
Domino's Pizza, Inc.	377	194,656
Expedia Group, Inc.(1)	1,336	168,323
Hilton Worldwide Holdings, Inc.	2,631	574,084
Las Vegas Sands Corp.	4,044	178,947
Marriott International, Inc., Class A	2,525	610,469
McDonald's Corp.	7,584	1,932,707
MGM Resorts International(1)	2,641	117,366
Norwegian Cruise Line Holdings Ltd.(1)	4,602	86,472
Royal Caribbean Cruises Ltd.(1)	2,552	406,865
Starbucks Corp.	11,920	927,972
Wynn Resorts Ltd.	994	88,963
Yum! Brands, Inc.	2,964	392,611
		$9,206,030
Household Durables — 0.3%
D.R. Horton, Inc.	3,119	$439,561
Garmin Ltd.	1,617	263,442
Lennar Corp., Class A	2,577	386,215
Mohawk Industries, Inc.(1)	590	67,018
NVR, Inc.(1)	33	250,422
PulteGroup, Inc.	2,307	254,001
		$1,660,659
Household Products — 1.2%
Church & Dwight Co., Inc.	2,665	$276,307
Clorox Co.	1,384	188,875
Colgate-Palmolive Co.	8,634	837,843
Kimberly-Clark Corp.	3,543	489,643
Procter & Gamble Co.	24,926	4,110,796
		$5,903,464
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,441	$130,739
Vistra Corp.	3,437	295,513
		$426,252
Industrial Conglomerates — 0.4%
3M Co.	5,823	$595,052
Honeywell International, Inc.	6,853	1,463,390
		$2,058,442
Industrial REITs — 0.2%
Prologis, Inc.	9,743	$1,094,236
		$1,094,236

4
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 2.0%
Aflac, Inc.	5,441	$ 485,936
Allstate Corp.	2,777	443,376
American International Group, Inc.	6,984	518,492
Aon PLC, Class A	2,288	671,711
Arch Capital Group Ltd.(1)	4,013	404,872
Arthur J. Gallagher & Co.	2,299	596,154
Assurant, Inc.	562	93,432
Brown & Brown, Inc.	2,491	222,720
Chubb Ltd.	4,273	1,089,957
Cincinnati Financial Corp.	1,648	194,629
Everest Group Ltd.	482	183,652
Globe Life, Inc.	952	78,331
Hartford Financial Services Group, Inc.	3,112	312,880
Loews Corp.	1,971	147,312
Marsh & McLennan Cos., Inc.	5,185	1,092,583
MetLife, Inc.	6,286	441,214
Principal Financial Group, Inc.	2,373	186,162
Progressive Corp.	6,163	1,280,117
Prudential Financial, Inc.	3,778	442,744
Travelers Cos., Inc.	2,410	490,049
W.R. Berkley Corp.	2,192	172,247
Willis Towers Watson PLC	1,076	282,063
		$9,830,633
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A	61,996	$11,292,571
Alphabet, Inc., Class C	51,597	9,463,922
Match Group, Inc.(1)	3,020	91,748
Meta Platforms, Inc., Class A	23,130	11,662,608
		$32,510,849
IT Services — 1.0%
Accenture PLC, Class A	6,616	$2,007,361
Akamai Technologies, Inc.(1)	1,631	146,920
Cognizant Technology Solutions Corp., Class A	5,232	355,776
EPAM Systems, Inc.(1)	641	120,578
Gartner, Inc.(1)	817	366,882
GoDaddy, Inc., Class A(1)	1,483	207,190
International Business Machines Corp.	9,667	1,671,908
VeriSign, Inc.(1)	912	162,154
		$5,038,769
Leisure Products — 0.0%(4)
Hasbro, Inc.	1,505	$88,042
		$88,042
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	3,084	$399,779
Bio-Rad Laboratories, Inc., Class A(1)	241	65,820
Bio-Techne Corp.	1,757	125,889
Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(1)	570	$ 117,751
Danaher Corp.	6,937	1,733,209
IQVIA Holdings, Inc.(1)	1,917	405,330
Mettler-Toledo International, Inc.(1)	225	314,458
Revvity, Inc.	1,371	143,763
Thermo Fisher Scientific, Inc.	4,017	2,221,401
Waters Corp.(1)	640	185,677
West Pharmaceutical Services, Inc.	767	252,642
		$5,965,719
Machinery — 1.5%
Caterpillar, Inc.	5,146	$1,714,133
Cummins, Inc.	1,439	398,502
Deere & Co.	2,724	1,017,768
Dover Corp.	1,446	260,931
Fortive Corp.	3,793	281,061
IDEX Corp.	818	164,582
Illinois Tool Works, Inc.	2,858	677,232
Ingersoll Rand, Inc.	4,245	385,616
Nordson Corp.	572	132,670
Otis Worldwide Corp.	4,255	409,586
PACCAR, Inc.	5,516	567,817
Parker-Hannifin Corp.	1,353	684,361
Pentair PLC	1,747	133,942
Snap-on, Inc.	555	145,071
Stanley Black & Decker, Inc.	1,704	136,132
Westinghouse Air Brake Technologies Corp.	1,856	293,341
Xylem, Inc.	2,608	353,723
		$7,756,468
Media — 0.5%
Charter Communications, Inc., Class A(1)	1,031	$308,228
Comcast Corp., Class A	41,190	1,613,001
Fox Corp., Class A	2,432	83,588
Fox Corp., Class B	1,466	46,941
Interpublic Group of Cos., Inc.	4,256	123,807
News Corp., Class A	3,990	110,004
News Corp., Class B	1,333	37,844
Omnicom Group, Inc.	2,142	192,137
Paramount Global, Class B	5,361	55,701
		$2,571,251
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	15,117	$734,686
Newmont Corp.	12,135	508,092
Nucor Corp.	2,523	398,836
Steel Dynamics, Inc.	1,554	201,243
		$1,842,857

5
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.6%
Ameren Corp.	2,922	$ 207,783
CenterPoint Energy, Inc.	7,014	217,294
CMS Energy Corp.	3,242	192,996
Consolidated Edison, Inc.	3,639	325,399
Dominion Energy, Inc.	8,821	432,229
DTE Energy Co.	2,178	241,780
NiSource, Inc.	4,769	137,395
Public Service Enterprise Group, Inc.	5,241	386,262
Sempra	6,660	506,560
WEC Energy Group, Inc.	3,324	260,801
		$2,908,499
Office REITs — 0.0%(4)
Boston Properties, Inc.	1,604	$98,742
		$98,742
Oil, Gas & Consumable Fuels — 3.2%
APA Corp.	3,926	$115,581
Chevron Corp.	18,037	2,821,348
ConocoPhillips	12,307	1,407,675
Coterra Energy, Inc.	7,832	208,879
Devon Energy Corp.	6,651	315,257
Diamondback Energy, Inc.	1,877	375,757
EOG Resources, Inc.	6,048	761,262
EQT Corp.(3)	4,571	169,036
Exxon Mobil Corp.	47,350	5,450,932
Hess Corp.	2,977	439,167
Kinder Morgan, Inc.	20,319	403,739
Marathon Oil Corp.	5,936	170,185
Marathon Petroleum Corp.	3,708	643,264
Occidental Petroleum Corp.	7,119	448,711
ONEOK, Inc.	6,142	500,880
Phillips 66	4,461	629,759
Targa Resources Corp.	2,412	310,617
Valero Energy Corp.	3,441	539,411
Williams Cos., Inc.	12,825	545,062
		$16,256,522
Passenger Airlines — 0.2%
American Airlines Group, Inc.(1)(3)	7,077	$80,182
Delta Air Lines, Inc.	6,791	322,165
Southwest Airlines Co.	6,653	190,342
United Airlines Holdings, Inc.(1)	3,645	177,366
		$770,055
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,452	$260,893
Kenvue, Inc.	20,150	366,327
		$627,220
Security	Shares	Value
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	21,332	$ 885,918
Catalent, Inc.(1)	2,003	112,629
Eli Lilly & Co.	8,423	7,626,016
Johnson & Johnson	25,418	3,715,095
Merck & Co., Inc.	26,754	3,312,145
Pfizer, Inc.	59,631	1,668,475
Viatris, Inc.	13,331	141,708
Zoetis, Inc.	4,802	832,475
		$18,294,461
Professional Services — 0.6%
Automatic Data Processing, Inc.	4,307	$1,028,038
Broadridge Financial Solutions, Inc.	1,274	250,978
Dayforce, Inc.(1)(3)	1,816	90,073
Equifax, Inc.	1,334	323,442
Jacobs Solutions, Inc.	1,318	184,138
Leidos Holdings, Inc.	1,423	207,587
Paychex, Inc.	3,371	399,666
Paycom Software, Inc.	545	77,957
Verisk Analytics, Inc.	1,501	404,594
		$2,966,473
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	3,217	$286,667
CoStar Group, Inc.(1)	4,297	318,579
		$605,246
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,534	$317,369
Camden Property Trust	1,155	126,022
Equity Residential	3,629	251,635
Essex Property Trust, Inc.	694	188,907
Invitation Homes, Inc.	6,222	223,308
Mid-America Apartment Communities, Inc.	1,270	181,115
UDR, Inc.	3,363	138,387
		$1,426,743
Retail REITs — 0.3%
Federal Realty Investment Trust	816	$82,392
Kimco Realty Corp.	6,888	134,040
Realty Income Corp.	8,996	475,169
Regency Centers Corp.	1,731	107,668
Simon Property Group, Inc.	3,430	520,674
		$1,319,943
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.(1)	17,009	$2,759,030
Analog Devices, Inc.	5,219	1,191,289
Applied Materials, Inc.	8,744	2,063,496
Broadcom, Inc.	4,600	7,385,438

6
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(1)	1,517	$ 151,260
First Solar, Inc.(1)	1,126	253,868
Intel Corp.	44,798	1,387,394
KLA Corp.	1,417	1,168,331
Lam Research Corp.	1,376	1,465,234
Microchip Technology, Inc.	5,687	520,360
Micron Technology, Inc.	11,653	1,532,719
Monolithic Power Systems, Inc.	520	427,274
NVIDIA Corp.	259,734	32,087,538
NXP Semiconductors NV	2,691	724,121
ON Semiconductor Corp.(1)	4,622	316,838
Qorvo, Inc.(1)	1,082	125,555
QUALCOMM, Inc.	11,765	2,343,353
Skyworks Solutions, Inc.	1,740	185,449
Teradyne, Inc.	1,699	251,945
Texas Instruments, Inc.	9,581	1,863,792
		$58,204,284
Software — 10.5%
Adobe, Inc.(1)	4,714	$2,618,816
ANSYS, Inc.(1)	940	302,210
Autodesk, Inc.(1)	2,251	557,010
Cadence Design Systems, Inc.(1)	2,864	881,396
CrowdStrike Holdings, Inc., Class A(1)	2,427	930,002
Fair Isaac Corp.(1)	260	387,052
Fortinet, Inc.(1)	6,673	402,182
Gen Digital, Inc.	5,798	144,834
Intuit, Inc.	2,946	1,936,141
Microsoft Corp.	78,489	35,080,659
Oracle Corp.	16,776	2,368,771
Palo Alto Networks, Inc.(1)	3,410	1,156,024
PTC, Inc.(1)	1,317	239,259
Roper Technologies, Inc.	1,126	634,681
Salesforce, Inc.	10,221	2,627,819
ServiceNow, Inc.(1)	2,157	1,696,847
Synopsys, Inc.(1)	1,605	955,071
Tyler Technologies, Inc.(1)	468	235,301
		$53,154,075
Specialized REITs — 0.9%
American Tower Corp.	4,914	$955,183
Crown Castle, Inc.	4,573	446,782
Digital Realty Trust, Inc.	3,415	519,251
Equinix, Inc.	999	755,843
Extra Space Storage, Inc.	2,228	346,254
Iron Mountain, Inc.	3,085	276,478
Public Storage	1,664	478,650
SBA Communications Corp.	1,167	229,082
VICI Properties, Inc.	10,978	314,410
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	7,893	$ 224,082
		$ 4,546,015
Specialty Retail — 1.8%
AutoZone, Inc.(1)	182	$ 539,466
Bath & Body Works, Inc.	2,536	99,031
Best Buy Co., Inc.	2,074	174,817
CarMax, Inc.(1)	1,770	129,812
Home Depot, Inc.	10,467	3,603,160
Lowe's Cos., Inc.	6,021	1,327,390
O'Reilly Automotive, Inc.(1)	620	654,757
Ross Stores, Inc.	3,529	512,834
TJX Cos., Inc.	11,918	1,312,172
Tractor Supply Co.	1,135	306,450
Ulta Beauty, Inc.(1)	525	202,582
		$8,862,471
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	152,272	$32,071,529
Hewlett Packard Enterprise Co.	14,062	297,693
HP, Inc.	9,082	318,052
NetApp, Inc.	2,229	287,095
Seagate Technology Holdings PLC	2,055	212,220
Super Micro Computer, Inc.(1)	530	434,255
Western Digital Corp.(1)	3,507	265,725
		$33,886,569
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	278	$269,090
lululemon Athletica, Inc.(1)	1,206	360,232
NIKE, Inc., Class B	12,749	960,892
Ralph Lauren Corp.	442	77,377
Tapestry, Inc.	2,547	108,986
		$1,776,577
Tobacco — 0.5%
Altria Group, Inc.	18,075	$823,316
Philip Morris International, Inc.	16,359	1,657,658
		$2,480,974
Trading Companies & Distributors — 0.2%
Fastenal Co.	6,025	$378,611
United Rentals, Inc.	701	453,358
W.W. Grainger, Inc.	460	415,030
		$1,246,999
Water Utilities — 0.1%
American Water Works Co., Inc.	2,106	$272,011
		$272,011

7
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	5,426	$ 955,953
		$ 955,953
Total Common Stocks (identified cost $123,227,847)		$484,258,795

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
SPDR S&P 500 ETF Trust	9,000	$ 4,897,980
Total Exchange-Traded Funds (identified cost $4,244,315)		$ 4,897,980

Rights — 0.0%(4)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(4)
Abiomed, Inc., CVR(1)(5)(6)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 3.1%
Affiliated Fund — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(7)	14,748,723	$ 14,748,723
Total Affiliated Fund (identified cost $14,748,723)		$ 14,748,723
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/3/24(8)	$1,000	$ 986,501
Total U.S. Treasury Obligations (identified cost $986,762)		$ 986,501
Total Short-Term Investments (identified cost $15,735,485)		$ 15,735,224
Total Investments — 100.1% (identified cost $143,208,202)		$504,892,554
Other Assets, Less Liabilities — (0.1)%		$ (540,614)
Net Assets — 100.0%		$504,351,940

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate.
(3)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $459,064.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of June 30, 2024.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

8
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	57	Long	9/20/24	$15,736,275	$(3,850)
					$(3,850)
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$555
9
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $128,196,970) - including $459,064 of securities on loan	$488,863,936
Investments in securities of affiliated issuers, at value (identified cost $15,011,232)	16,028,618
Receivable for investments sold	19,395
Receivable for capital shares sold	2,224
Dividends receivable	269,801
Dividends receivable - affiliated	23,376
Securities lending income receivable	274
Receivable from affiliate	56,471
Directors' deferred compensation plan	103,259
Total assets	$505,367,354
Liabilities
Payable for variation margin on open futures contracts	$66,560
Due to custodian	1,096
Payable for investments purchased	31,863
Payable for capital shares redeemed	588,518
Payable to affiliates:
Investment advisory fee	73,476
Administrative fee	49,384
Sub-transfer agency fee	196
Directors' deferred compensation plan	103,259
Accrued expenses	101,062
Total liabilities	$1,015,414
Net Assets	$504,351,940
Sources of Net Assets
Paid-in capital	$87,475,247
Distributable earnings	416,876,693
Net Assets	$504,351,940

Net Assets	$504,351,940
Shares Outstanding	2,533,064
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$199.11
10
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $848)	$3,359,084
Dividend income - affiliated issuers	194,642
Interest income	25,676
Securities lending income, net	1,851
Total investment income	$3,581,253
Expenses
Investment advisory fee	$434,603
Administrative fee	289,735
Directors' fees and expenses	13,328
Custodian fees	4,732
Transfer agency fees and expenses	165,256
Accounting fees	52,598
Professional fees	22,932
Reports to shareholders	5,150
Miscellaneous	28,660
Total expenses	$1,016,994
Waiver and/or reimbursement of expenses by affiliates	$(345,806)
Net expenses	$671,188
Net investment income	$2,910,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$20,350,186
Investment securities - affiliated issuers	57,051
Futures contracts	872,640
Net realized gain	$21,279,877
Change in unrealized appreciation (depreciation):
Investment securities	$44,185,018
Investment securities - affiliated issuers	(6,469)
Futures contracts	(154,140)
Net change in unrealized appreciation (depreciation)	$44,024,409
Net realized and unrealized gain	$65,304,286
Net increase in net assets from operations	$68,214,351
11
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,910,065	$6,201,391
Net realized gain	21,279,877	27,676,954
Net change in unrealized appreciation (depreciation)	44,024,409	67,782,084
Net increase in net assets from operations	$68,214,351	$101,660,429
Distributions to shareholders	$ —	$(28,008,875)
Net decrease in net assets from capital share transactions	$(29,002,298)	$(21,961,282)
Net increase in net assets	$39,212,053	$51,690,272
Net Assets
At beginning of period	$465,139,887	$413,449,615
At end of period	$504,351,940	$465,139,887
12
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$172.99	$146.75	$200.13	$165.98	$147.79	$123.19
Income (Loss) From Operations
Net investment income(1)	$1.12	$2.28	$2.28	$2.08	$2.31	$2.43
Net realized and unrealized gain (loss)	25.00	34.75	(40.18)	43.96	23.51	34.42
Total income (loss) from operations	$26.12	$37.03	$(37.90)	$46.04	$25.82	$36.85
Less Distributions
From net investment income	$ —	$(2.30)	$(2.16)	$(2.56)	$(2.57)	$(2.63)
From net realized gain	—	(8.49)	(13.32)	(9.33)	(5.06)	(9.62)
Total distributions	$ —	$(10.79)	$(15.48)	$(11.89)	$(7.63)	$(12.25)
Net asset value — End of period	$199.11	$172.99	$146.75	$200.13	$165.98	$147.79
Total Return(2)	15.09%(3)	25.92%	(18.34)%	28.42%	18.11%	31.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$504,352	$465,140	$413,450	$548,731	$480,052	$459,202
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.42%(5)	0.44%	0.43%	0.43%	0.43%	0.38%
Net expenses	0.28%(5)(6)	0.28%(6)	0.28%(6)	0.28%	0.28%	0.28%
Net investment income	1.20%(5)	1.41%	1.35%	1.11%	1.58%	1.72%
Portfolio Turnover	1%(3)	6%	6%	6%	10%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
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CVT
S&P 500® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$484,258,795(2)	$ —	$ —	$484,258,795
Exchange-Traded Funds	4,897,980	—	—	4,897,980
Rights	—	—	555	555
Short-Term Investments:
Affiliated Fund	14,748,723	—	—	14,748,723
U.S. Treasury Obligations	—	986,501	—	986,501
Total Investments	$503,905,498	$986,501	$555	$504,892,554
Liability Description
Futures Contracts	$(3,850)	$ —	$ —	$(3,850)
Total	$(3,850)	$ —	$ —	$(3,850)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
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CVT
S&P 500® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $434,603.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $4,861 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $340,945.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $289,735.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $182 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $164,710, of which $157,586 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $26,857.
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CVT
S&P 500® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,934,684 and $34,896,031, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$145,641,102
Gross unrealized appreciation	$365,887,440
Gross unrealized depreciation	(6,639,838)
Net unrealized appreciation	$359,247,602
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2024 is included in the Schedule of Investments. During the six months ended June 30, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(3,850)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 872,640	$ (154,140)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2024 was approximately $9,322,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
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CVT
S&P 500® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $459,064 and the total value of collateral received was $482,125, comprised of U.S. government and/or agencies securities.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
9  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $16,028,618, which represents 3.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,309,603	$ —	$ (80,290)	$57,051	$(6,469)	$ 1,279,895	$ 23,456	13,169
Short-Term Investments
Liquidity Fund	11,633,640	31,487,264	(28,372,181)	—	—	14,748,723	171,186	14,748,723
Total				$57,051	$(6,469)	$16,028,618	$194,642
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	49,061	$9,149,014	72,967	$11,866,023
Reinvestment of distributions	—	—	176,991	28,008,875
Shares redeemed	(204,761)	(38,151,312)	(378,556)	(61,836,180)
Net decrease	(155,700)	$(29,002,298)	(128,598)	$(21,961,282)
At June 30, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 89.4% of the value of the outstanding shares of the Fund.
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CVT
S&P 500® Index Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP S&P 500® Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
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CVT
S&P 500® Index Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
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CVT
S&P 500® Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P 500 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2023. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
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CVT
S&P 500® Index Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

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CVPSPF-NCSR 6.30.24

CVT
Volatility Managed Moderate Portfolio (formerly, Calvert VP Volatility Managed Moderate Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
Volatility Managed Moderate Portfolio

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 95.9%

Security	Shares	Value
Equity Funds — 47.9%
Financial Select Sector SPDR Fund(1)	34,000	$ 1,397,740
iShares Core S&P Mid-Cap ETF	38,000	2,223,760
iShares Russell 2000 ETF(1)	14,000	2,840,460
iShares S&P 500 Growth ETF(1)	47,000	4,349,380
iShares S&P 500 Value ETF	21,000	3,822,210
Vanguard FTSE Developed Markets ETF	118,000	5,831,560
Vanguard FTSE Emerging Markets ETF	34,000	1,487,840
Vanguard Real Estate ETF(1)	16,000	1,340,160
Vanguard S&P 500 ETF	23,000	11,502,990
		$34,796,100
Fixed-Income Funds — 48.0%
iShares Core U.S. Aggregate Bond ETF	170,000	$16,501,900
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,000	1,713,920
Vanguard Total Bond Market ETF	231,000	16,643,550
		$34,859,370
Total Exchange-Traded Funds (identified cost $57,716,134)		$69,655,470

Short-Term Investments — 4.0%
Affiliated Fund — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	2,901,653	$ 2,901,653
Total Affiliated Fund (identified cost $2,901,653)		$ 2,901,653
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(4)	20,244	$ 20,244
Total Securities Lending Collateral (identified cost $20,244)		$ 20,244
Total Short-Term Investments (identified cost $2,921,897)		$ 2,921,897
Total Investments — 99.9% (identified cost $60,638,031)		$72,577,367
Other Assets, Less Liabilities — 0.1%		$ 41,318
Net Assets — 100.0%		$72,618,685

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $6,334,200.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than 0.05%.
(4)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	9	Long	9/20/24	$2,484,675	$(1,398)
E-mini S&P MidCap 400 Index	4	Long	9/20/24	1,183,240	(2,573)
MSCI EAFE Index	14	Long	9/20/24	1,640,240	(9,252)
					$(13,223)
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $57,736,378) - including $6,334,200 of securities on loan	$69,675,714
Investments in securities of affiliated issuers, at value (identified cost $2,901,653)	2,901,653
Deposits at broker for futures contracts	230,000
Receivable for capital shares sold	14
Dividends and interest receivable	57,545
Dividends receivable - affiliated	12,516
Securities lending income receivable	2,620
Receivable from affiliates	5,973
Directors' deferred compensation plan	25,044
Total assets	$72,911,079
Liabilities
Payable for variation margin on open futures contracts	$7,457
Payable for capital shares redeemed	163,528
Deposits for securities loaned	20,244
Payable to affiliates:
Investment advisory fee	23,782
Administrative fee	7,236
Distribution fees	15,075
Sub-transfer agency fee	8
Directors' deferred compensation plan	25,044
Payable for professional fees	18,552
Accrued expenses	11,468
Total liabilities	$292,394
Net Assets	$72,618,685
Sources of Net Assets
Paid-in capital	$54,486,509
Distributable earnings	18,132,176
Net Assets	$72,618,685
Class F Shares
Net Assets	$72,618,685
Shares Outstanding	3,935,757
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.45
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$834,378
Dividend income - affiliated issuers	85,082
Securities lending income, net	10,882
Total investment income	$930,342
Expenses
Investment advisory fee	$150,883
Administrative fee	45,265
Distribution fees	94,302
Directors' fees and expenses	2,033
Custodian fees	2,490
Transfer agency fees and expenses	27,372
Accounting fees	10,078
Professional fees	16,898
Reports to shareholders	1,438
Miscellaneous	3,404
Total expenses	$354,163
Waiver and/or reimbursement of expenses by affiliates	$(51,047)
Net expenses	$303,116
Net investment income	$627,226
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$2,799,054
Futures contracts	(182,305)
Net realized gain	$2,616,749
Change in unrealized appreciation (depreciation):
Investment securities	$(313,127)
Futures contracts	66,507
Net change in unrealized appreciation (depreciation)	$(246,620)
Net realized and unrealized gain	$2,370,129
Net increase in net assets from operations	$2,997,355
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$627,226	$1,557,554
Net realized gain	2,616,749	3,671,315
Net change in unrealized appreciation (depreciation)	(246,620)	3,767,020
Net increase in net assets from operations	$2,997,355	$8,995,889
Distributions to shareholders	$ —	$(5,403,679)
Net decrease in net assets from capital share transactions	$(9,377,312)	$(5,905,701)
Net decrease in net assets	$(6,379,957)	$(2,313,491)
Net Assets
At beginning of period	$78,998,642	$81,312,133
At end of period	$72,618,685	$78,998,642
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Financial Highlights

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$17.73	$17.03	$20.80	$19.10	$18.86	$16.49
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.34	$0.23	$0.17	$0.20	$0.29
Net realized and unrealized gain (loss)	0.57	1.60	(3.20)	1.74	0.77	2.49
Total income (loss) from operations	$0.72	$1.94	$(2.97)	$1.91	$0.97	$2.78
Less Distributions
From net investment income	$ —	$(0.26)	$(0.21)	$(0.21)	$(0.32)	$(0.28)
From net realized gain	—	(0.98)	(0.59)	—	(0.41)	(0.13)
Total distributions	$ —	$(1.24)	$(0.80)	$(0.21)	$(0.73)	$(0.41)
Net asset value — End of period	$18.45	$17.73	$17.03	$20.80	$19.10	$18.86
Total Return(2)	4.06%(3)	11.92%	(14.17)%	10.06%	5.28%	17.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,619	$78,999	$81,312	$110,534	$109,206	$110,131
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.94%(6)	0.94%	0.94%	0.91%	0.93%	0.90%
Net expenses	0.80%(6)(7)	0.80%(7)	0.81%(7)	0.81%	0.83%	0.83%
Net investment income	1.66%(6)	1.93%	1.26%	0.86%	1.10%	1.63%
Portfolio Turnover	2%(3)	9%	17%	7%	15%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Moderate Portfolio (formerly, Calvert VP Volatility Managed Moderate Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$69,655,470	$ —	$ —	$69,655,470
Short-Term Investments:
Affiliated Fund	2,901,653	—	—	2,901,653
7

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$20,244	$ —	$ —	$20,244
Total Investments	$72,577,367	$ —	$ —	$72,577,367
Liability Description
Futures Contracts	$(13,223)	$ —	$ —	$(13,223)
Total	$(13,223)	$ —	$ —	$(13,223)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $150,883.
8

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $2,422 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $48,625.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $45,265.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $94,302 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $7 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $27,358, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,414.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,634,799 and $9,668,986, respectively.
9

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$63,318,620
Gross unrealized appreciation	$13,693,467
Gross unrealized depreciation	(4,447,943)
Net unrealized appreciation	$9,245,524
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2024 is included in the Schedule of Investments. During the six months ended June 30, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(13,223)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (182,305)	$ 66,507
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2024 was approximately $1,680,000 and $605,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
10

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

At June 30, 2024, the total value of securities on loan was $6,334,200 and the total value of collateral received was $6,694,114, comprised of cash of $20,244 and U.S. government and/or agencies securities of $6,673,870.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$20,244	$ —	$ —	$ —	$20,244
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
9  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,901,653, which represents 4.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,826,099	$7,891,735	$(8,816,181)	$ —	$ —	$2,901,653	$85,082	2,901,653
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
11

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares sold	13,162	$236,667	35,972	$638,126
Reinvestment of distributions	—	—	327,297	5,403,679
Shares redeemed	(532,762)	(9,613,979)	(681,263)	(11,947,506)
Net decrease	(519,600)	$(9,377,312)	(317,994)	$(5,905,701)
At June 30, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Volatility Managed Moderate Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
12

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
13

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser's operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser's experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2023. The performance data also indicated that the Fund had underperformed its benchmark index for the one- and five-year periods ended December 31, 2023, while it had outperformed its benchmark index for the three -year period ended December 31, 2023. The performance data also indicated that the Fund had underperformed its blended benchmark for the one-, three-, and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
14

CVT
Volatility Managed Moderate Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-adviser’s Sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
15

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CVPVMM-NCSR 6.30.24

CVT
Volatility Managed Moderate Growth Portfolio (formerly, Calvert VP Volatility Managed Moderate Growth Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
Volatility Managed Moderate Growth Portfolio

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 95.4%

Security	Shares	Value
Equity Funds — 62.9%
Financial Select Sector SPDR Fund(1)	30,000	$ 1,233,300
iShares Core S&P Mid-Cap ETF	43,000	2,516,360
iShares Russell 2000 ETF(1)	16,000	3,246,240
iShares S&P 500 Growth ETF(1)	67,000	6,200,180
iShares S&P 500 Value ETF	31,000	5,642,310
Vanguard FTSE Developed Markets ETF(1)	138,000	6,819,960
Vanguard FTSE Emerging Markets ETF	30,000	1,312,800
Vanguard Real Estate ETF	23,000	1,926,480
Vanguard S&P 500 ETF	21,000	10,502,730
		$39,400,360
Fixed-Income Funds — 32.5%
iShares Core U.S. Aggregate Bond ETF	97,000	$9,415,790
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	13,000	1,392,560
Vanguard Total Bond Market ETF	132,000	9,510,600
		$20,318,950
Total Exchange-Traded Funds (identified cost $43,823,351)		$59,719,310

Short-Term Investments — 8.2%
Affiliated Fund — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	2,499,838	$ 2,499,838
Total Affiliated Fund (identified cost $2,499,838)		$ 2,499,838
Securities Lending Collateral — 4.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(3)	2,615,635	$ 2,615,635
Total Securities Lending Collateral (identified cost $2,615,635)		$ 2,615,635
Total Short-Term Investments (identified cost $5,115,473)		$ 5,115,473
Total Investments — 103.6% (identified cost $48,938,824)		$64,834,783
Other Assets, Less Liabilities — (3.6)%		$(2,226,878)
Net Assets — 100.0%		$62,607,905

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $8,018,885.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	14	Long	9/20/24	$3,865,050	$3,096
E-mini S&P MidCap 400 Index	7	Long	9/20/24	2,070,670	15,013
MSCI EAFE Index	21	Long	9/20/24	2,460,360	(10,617)
					$7,492
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $46,438,986) - including $8,018,885 of securities on loan	$62,334,945
Investments in securities of affiliated issuers, at value (identified cost $2,499,838)	2,499,838
Deposits at broker for futures contracts	366,000
Receivable for investments sold	40,309
Receivable for capital shares sold	127
Dividends and interest receivable	61,351
Dividends receivable - affiliated	8,875
Securities lending income receivable	3,525
Receivable from affiliates	8,877
Directors' deferred compensation plan	20,320
Total assets	$65,344,167
Liabilities
Payable for variation margin on open futures contracts	$11,445
Payable for capital shares redeemed	21,296
Deposits for securities loaned	2,615,635
Payable to affiliates:
Investment advisory fee	20,526
Administrative fee	6,231
Distribution fees	12,981
Sub-transfer agency fee	55
Directors' deferred compensation plan	20,320
Accrued expenses	27,773
Total liabilities	$2,736,262
Net Assets	$62,607,905
Sources of Net Assets
Paid-in capital	$41,410,705
Distributable earnings	21,197,200
Net Assets	$62,607,905
Class F Shares
Net Assets	$62,607,905
Shares Outstanding	3,061,379
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.45
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$656,188
Dividend income - affiliated issuers	83,726
Securities lending income, net	11,672
Total investment income	$751,586
Expenses
Investment advisory fee	$131,499
Administrative fee	39,450
Distribution fees	82,187
Directors' fees and expenses	1,763
Custodian fees	2,892
Transfer agency fees and expenses	24,150
Accounting fees	8,860
Professional fees	17,018
Reports to shareholders	1,638
Miscellaneous	3,212
Total expenses	$312,669
Waiver and/or reimbursement of expenses by affiliates	$(48,774)
Net expenses	$263,895
Net investment income	$487,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$3,339,495
Futures contracts	133,892
Net realized gain	$3,473,387
Change in unrealized appreciation (depreciation):
Investment securities	$(67,197)
Futures contracts	(30,917)
Net change in unrealized appreciation (depreciation)	$(98,114)
Net realized and unrealized gain	$3,375,273
Net increase in net assets from operations	$3,862,964
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$487,691	$1,220,706
Net realized gain	3,473,387	2,539,544
Net change in unrealized appreciation (depreciation)	(98,114)	5,113,402
Net increase in net assets from operations	$3,862,964	$8,873,652
Distributions to shareholders	$ —	$(4,984,501)
Net decrease in net assets from capital share transactions	$(9,965,015)	$(4,018,545)
Net decrease in net assets	$(6,102,051)	$(129,394)
Net Assets
At beginning of period	$68,709,956	$68,839,350
At end of period	$62,607,905	$68,709,956
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Financial Highlights

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$19.28	$18.33	$22.49	$19.99	$19.81	$17.18
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.34	$0.24	$0.18	$0.20	$0.29
Net realized and unrealized gain (loss)	1.02	2.08	(3.55)	2.54	0.51	2.86
Total income (loss) from operations	$1.17	$2.42	$(3.31)	$2.72	$0.71	$3.15
Less Distributions
From net investment income	$ —	$(0.27)	$(0.21)	$(0.22)	$(0.31)	$(0.28)
From net realized gain	—	(1.20)	(0.64)	—	(0.22)	(0.24)
Total distributions	$ —	$(1.47)	$(0.85)	$(0.22)	$(0.53)	$(0.52)
Net asset value — End of period	$20.45	$19.28	$18.33	$22.49	$19.99	$19.81
Total Return(2)	6.07%(3)	13.79%	(14.61)%	13.64%	3.82%	18.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,608	$68,710	$68,839	$90,358	$86,356	$89,181
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.95%(6)	0.95%	0.95%	0.92%	0.95%	0.91%
Net expenses	0.80%(6)(7)	0.80%(7)	0.81%(7)	0.81%	0.83%	0.83%
Net investment income	1.48%(6)	1.78%	1.20%	0.83%	1.06%	1.56%
Portfolio Turnover	3%(3)	10%	20%	10%	16%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Moderate Growth Portfolio (formerly, Calvert VP Volatility Managed Moderate Growth Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$59,719,310	$ —	$ —	$59,719,310
Short-Term Investments:
Affiliated Fund	2,499,838	—	—	2,499,838
7

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$2,615,635	$ —	$ —	$2,615,635
Total Investments	$64,834,783	$ —	$ —	$64,834,783
Futures Contracts	$18,109	$ —	$ —	$18,109
Total	$64,852,892	$ —	$ —	$64,852,892
Liability Description
Futures Contracts	$(10,617)	$ —	$ —	$(10,617)
Total	$(10,617)	$ —	$ —	$(10,617)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
8

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $131,499.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $2,390 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $46,384.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $39,450.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $82,187 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $55 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $24,030, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $3,922.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,733,570 and $9,750,068, respectively.
9

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$51,702,217
Gross unrealized appreciation	$15,605,030
Gross unrealized depreciation	(2,464,972)
Net unrealized appreciation	$13,140,058
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2024 is included in the Schedule of Investments. During the six months ended June 30, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$18,109(1)	$(10,617)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 133,892	$ (30,917)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2024 was approximately $3,789,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $8,018,885 and the total value of collateral received was $8,372,163, comprised of cash of $2,615,635 and U.S. government and/or agencies securities of $5,756,528.
10

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$2,615,635	$ —	$ —	$ —	$2,615,635
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
9  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,499,838, which represents 4.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,395,634	$8,181,843	$(10,077,639)	$ —	$ —	$2,499,838	$83,726	2,499,838
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares sold	10,373	$204,307	23,578	$452,357
Reinvestment of distributions	—	—	278,931	4,984,501
Shares redeemed	(511,881)	(10,169,322)	(495,113)	(9,455,403)
Net decrease	(501,508)	$(9,965,015)	(192,604)	$(4,018,545)
At June 30, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Volatility Managed Moderate Growth Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
12

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
13

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser's operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser's experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one- and five-year periods ended December 31, 2023, while it had outperformed the median of its peer universe and its benchmark index for the three -year period ended December 31, 2023. The performance data also indicated that the Fund had underperformed its blended benchmark for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
14

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
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CVPVMP-NCSR 6.30.24

CVT
Volatility Managed Growth Portfolio (formerly, Calvert VP Volatility Managed Growth Portfolio)
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
CVT
Volatility Managed Growth Portfolio

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.8%

Security	Shares	Value
Equity Funds — 78.3%
Financial Select Sector SPDR Fund	47,000	$ 1,932,170
iShares Core S&P Mid-Cap ETF	76,000	4,447,520
iShares Russell 2000 ETF(1)	29,000	5,883,810
iShares S&P 500 Growth ETF(1)	148,000	13,695,920
iShares S&P 500 Value ETF	70,000	12,740,700
Vanguard FTSE Developed Markets ETF	277,000	13,689,340
Vanguard FTSE Emerging Markets ETF	46,000	2,012,960
Vanguard Real Estate ETF(1)	46,000	3,852,960
Vanguard S&P 500 ETF	36,000	18,004,680
		$76,260,060
Fixed-Income Funds — 16.5%
iShares Core U.S. Aggregate Bond ETF	144,000	$13,978,080
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	20,000	2,142,400
		$16,120,480
Total Exchange-Traded Funds (identified cost $57,544,733)		$92,380,540

Short-Term Investments — 10.3%
Affiliated Fund — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	4,876,392	$ 4,876,392
Total Affiliated Fund (identified cost $4,876,392)		$ 4,876,392
Securities Lending Collateral — 5.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(3)	5,149,825	$ 5,149,825
Total Securities Lending Collateral (identified cost $5,149,825)		$ 5,149,825
Total Short-Term Investments (identified cost $10,026,217)		$ 10,026,217
Total Investments — 105.1% (identified cost $67,570,950)		$102,406,757
Other Assets, Less Liabilities — (5.1)%		$ (5,009,595)
Net Assets — 100.0%		$ 97,397,162

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $13,904,820.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	27	Long	9/20/24	$7,454,025	$14,226
E-mini S&P MidCap 400 Index	13	Long	9/20/24	3,845,530	26,089
MSCI EAFE Index	36	Long	9/20/24	4,217,760	(13,105)
					$27,210
2
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $62,694,558) - including $13,904,820 of securities on loan	$97,530,365
Investments in securities of affiliated issuers, at value (identified cost $4,876,392)	4,876,392
Deposits at broker for futures contracts	684,000
Dividends receivable	128,399
Dividends receivable - affiliated	21,807
Securities lending income receivable	3,802
Receivable from affiliates	7,840
Directors' deferred compensation plan	35,452
Total assets	$103,288,057
Liabilities
Payable for variation margin on open futures contracts	$22,929
Payable for capital shares redeemed	590,268
Deposits for securities loaned	5,149,825
Payable to affiliates:
Investment advisory fee	31,739
Administrative fee	9,701
Distribution fees	20,210
Sub-transfer agency fee	63
Directors' deferred compensation plan	35,452
Accrued expenses	30,708
Total liabilities	$5,890,895
Net Assets	$97,397,162
Sources of Net Assets
Paid-in capital	$53,731,393
Distributable earnings	43,665,769
Net Assets	$97,397,162
Class F Shares
Net Assets	$97,397,162
Shares Outstanding	4,395,476
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.16
3
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$914,777
Dividend income - affiliated issuers	136,009
Securities lending income, net	19,167
Total investment income	$1,069,953
Expenses
Investment advisory fee	$202,054
Administrative fee	60,616
Distribution fees	126,284
Directors' fees and expenses	2,723
Custodian fees	2,798
Transfer agency fees and expenses	36,650
Accounting fees	12,864
Professional fees	16,898
Reports to shareholders	638
Miscellaneous	3,650
Total expenses	$465,175
Waiver and/or reimbursement of expenses by affiliates	$(59,873)
Net expenses	$405,302
Net investment income	$664,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$6,018,677
Futures contracts	345,766
Net realized gain	$6,364,443
Change in unrealized appreciation (depreciation):
Investment securities	$621,440
Futures contracts	(170,128)
Net change in unrealized appreciation (depreciation)	$451,312
Net realized and unrealized gain	$6,815,755
Net increase in net assets from operations	$7,480,406
4
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$664,651	$1,677,878
Net realized gain	6,364,443	6,050,501
Net change in unrealized appreciation (depreciation)	451,312	7,623,582
Net increase in net assets from operations	$7,480,406	$15,351,961
Distributions to shareholders	$ —	$(9,589,892)
Net decrease in net assets from capital share transactions	$(14,955,186)	$(10,658,801)
Net decrease in net assets	$(7,474,780)	$(4,896,732)
Net Assets
At beginning of period	$104,871,942	$109,768,674
At end of period	$97,397,162	$104,871,942
5
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Financial Highlights

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$20.58	$19.67	$23.93	$20.86	$20.77	$17.67
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.33	$0.23	$0.18	$0.20	$0.29
Net realized and unrealized gain (loss)	1.44	2.58	(3.83)	3.12	0.22	3.08
Total income (loss) from operations	$1.58	$2.91	$(3.60)	$3.30	$0.42	$3.37
Less Distributions
From net investment income	$ —	$(0.28)	$(0.21)	$(0.23)	$(0.33)	$(0.27)
From net realized gain	—	(1.72)	(0.45)	—	—	—
Total distributions	$ —	$(2.00)	$(0.66)	$(0.23)	$(0.33)	$(0.27)
Net asset value — End of period	$22.16	$20.58	$19.67	$23.93	$20.86	$20.77
Total Return(2)	7.68%(3)	15.65%	(14.94)%	15.87%	2.15%	19.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,397	$104,872	$109,769	$141,933	$136,204	$151,383
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.92%(6)	0.93%	0.92%	0.90%	0.93%	0.89%
Net expenses	0.80%(6)(7)	0.80%(7)	0.81%(7)	0.81%	0.83%	0.83%
Net investment income	1.32%(6)	1.59%	1.11%	0.79%	1.00%	1.48%
Portfolio Turnover	2%(3)	10%	16%	7%	13%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Growth Portfolio (formerly, Calvert VP Volatility Managed Growth Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$92,380,540	$ —	$ —	$92,380,540
Short-Term Investments:
Affiliated Fund	4,876,392	—	—	4,876,392
7

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$5,149,825	$ —	$ —	$5,149,825
Total Investments	$102,406,757	$ —	$ —	$102,406,757
Futures Contracts	$40,315	$ —	$ —	$40,315
Total	$102,447,072	$ —	$ —	$102,447,072
Liability Description
Futures Contracts	$(13,105)	$ —	$ —	$(13,105)
Total	$(13,105)	$ —	$ —	$(13,105)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
8

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $202,054.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $3,858 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $56,015.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $60,616.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $126,284 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $45 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $36,570, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,848.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,321,604 and $15,786,956, respectively.
9

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$74,271,112
Gross unrealized appreciation	$29,746,462
Gross unrealized depreciation	(1,583,607)
Net unrealized appreciation	$28,162,855
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2024 is included in the Schedule of Investments. During the six months ended June 30, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$40,315(1)	$(13,105)(1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 345,766	$ (170,128)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2024 was approximately $9,608,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $13,904,820 and the total value of collateral received was $14,424,052, comprised of cash of $5,149,825 and U.S. government and/or agencies securities of $9,274,227.
10

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$5,149,825	$ —	$ —	$ —	$5,149,825
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
9  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,876,392, which represents 5.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,500,900	$11,924,448	$(12,548,956)	$ —	$ —	$4,876,392	$136,009	4,876,392
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares sold	2,015	$42,094	14,102	$299,207
Reinvestment of distributions	—	—	507,133	9,589,892
Shares redeemed	(701,800)	(14,997,280)	(1,005,910)	(20,547,900)
Net decrease	(699,785)	$(14,955,186)	(484,675)	$(10,658,801)
At June 30, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Volatility Managed Growth Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
12

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
13

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser's operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser's experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and five-year periods ended December 31, 2023, while it had outperformed the median of its peer universe for the three- year period ended December 31, 2023. The data also indicated that the Fund had underperformed its benchmark index and blended benchmark for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
14

CVT
Volatility Managed Growth Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of the Fund’s expense universe and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
15

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CVPVMG-NCSR 6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Directors since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Trust, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 22, 2024

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 22, 2024